UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01880
The Income Fund of America
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Hong T. Le
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
July 31
Date of reporting period:
January 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class A
| AMECX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America

(the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 29	0.55% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you wo uld pr
efer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class C
| IFACX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 69	1.30% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ulti
ple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class T
| TIAFX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 16	0.30% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings
by
asset type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-1
| IFAFX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.63% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-2
| AMEFX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America

(the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 19	0.36% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class F-3
| FIFAX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 13	0.25% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-A
| CIMAX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 31	0.59% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings
by
asset type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-C
| CIMCX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.35% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-E
| CIMEX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 44	0.83% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings
by
asset type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-T
| TFAAX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.35% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-F-1
| CIMFX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.42% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-F-2
| FAIFX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 18	0.34% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class 529-F-3
| FFIFX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.30% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent of
net
assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-1
| RIDAX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 71	1.34% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset
type
 (percent of
net
assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-2
| RIDBX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 71	1.34% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-2E
| RIEBX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 56	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by asset type
 (percent
of
net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-3
| RIDCX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund
costs
for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 48	0.90% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings
by
asset type
 (
percent
of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-4
| RIDEX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.61% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings
by
asset type
 (
percent
of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-5E
| RIDHX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 21	0.40% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio
holdings
by asset type
 (percent of
net
assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-5
| RIDFX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 15	0.29% *
*Annualized.
Key
fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent of
net
assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-006-0326 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
The Income Fund of America
®
Class R-6
| RIDGX
for the six months ended January 31, 2026
This semi-annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to January 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last
six
months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 13	0.25% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 144,376
Total number of portfolio holdings	3,184
Portfolio turnover rate including mortgage dollar roll transactions	39%
Portfolio turnover rate excluding mortgage dollar roll transactions	27%
Portfolio holdings by
asset
type
 (percent of
net
assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-006-0326 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

The Income Fund of America®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended January 31, 2026
Lit. No. MFGEFP2-006-0326 © 2026 Capital Group. All rights reserved.

Investment portfolio January 31, 2026unaudited

Common stocks 67.94%	Shares	Value (000)
Financials 13.42%
Citigroup, Inc.	14,406,464	$1,666,972
JPMorgan Chase & Co.	4,758,179	1,455,479
Fifth Third Bancorp	25,484,756	1,279,844
NatWest Group PLC	137,171,149	1,248,568
CME Group, Inc., Class A	4,138,465	1,196,265
CaixaBank SA, non-registered shares	85,656,777	1,132,604
UniCredit SpA	9,457,391	823,398
Carlyle Group, Inc. (The)	13,084,097	769,083
Citizens Financial Group, Inc.	11,437,584	720,339
Synchrony Financial	9,656,720	701,368
Progressive Corp.	3,049,136	634,220
American International Group, Inc.	8,000,000	599,040
MS&AD Insurance Group Holdings, Inc.	23,050,900	585,656
Ares Management Corp., Class A	3,666,921	548,828
Power Corp. of Canada, subordinate voting shares (a)	9,644,797	486,401
Goldman Sachs Group, Inc.	464,335	434,344
Bank of America Corp.	7,328,965	389,901
AXA SA	7,381,189	336,235
B3 SA - Brasil, Bolsa, Balcao	104,916,230	321,960
Partners Group Holding AG (a)	220,531	299,538
Banco Bilbao Vizcaya Argentaria SA	11,703,946	297,582
DBS Group Holdings, Ltd.	6,105,477	284,132
3i Group PLC	6,061,279	277,930
Principal Financial Group, Inc.	2,931,097	277,634
Allianz SE	619,243	272,909
Mizuho Financial Group, Inc.	4,631,100	202,977
Nordnet AB	6,000,000	194,263
KB Financial Group, Inc.	1,721,838	161,729
Apollo Asset Management, Inc.	1,182,784	159,132
Aviva PLC	18,123,287	157,672
ICICI Bank, Ltd.	8,343,795	122,906
Bank Leumi le-Israel BM	4,727,319	113,972
Morgan Stanley	608,950	111,316
Islandsbanki hf.	90,724,484	107,533
Credicorp, Ltd.	300,095	107,083
Skandinaviska Enskilda Banken AB, Class A	4,671,341	100,349
Bank Hapoalim BM	4,024,613	99,809
AIA Group, Ltd.	8,619,200	99,684
Royal Bank of Canada	547,058	91,087
Qualitas Controladora, SAB de CV (a)	8,439,995	78,720
Brookfield Asset Management, Ltd., Class A	1,461,989	72,675
Deutsche Bank AG	1,805,561	71,269
Macquarie Group, Ltd.	457,380	67,579
Blackstone, Inc.	449,261	63,984
National Bank of Canada	505,778	60,267
Erste Group Bank AG	387,799	50,335
Ally Financial, Inc.	767,081	32,432
Brookfield Corp., Class A	311,295	14,180
Sberbank of Russia PJSC (b)	25,683,200	— (c)
		19,381,183

Health care 9.89%
Amgen, Inc.	7,447,060	2,546,001
Gilead Sciences, Inc.	15,698,550	2,228,409
CVS Health Corp.	23,692,996	1,765,602
UnitedHealth Group, Inc.	5,188,639	1,488,776
AbbVie, Inc.	5,407,062	1,205,829
Medtronic PLC	10,625,394	1,093,991
Johnson & Johnson	3,877,813	881,233
Sanofi (a)	9,135,286	857,618
AstraZeneca PLC	4,541,614	845,174
Novo Nordisk AS, Class B	13,923,393	816,683
Roche Holding AG, nonvoting non-registered shares	1,030,148	467,334

The Income Fund of America	1

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Rotech Healthcare, Inc. (b)(d)(e)(f)	543,172	$38,093
Mallinckrodt PLC (e)	297,305	28,630
Sandoz Group AG	105,300	8,334
Par Health, Inc. (e)(g)	297,305	2,639
		14,274,346

Consumer staples 6.91%
Philip Morris International, Inc.	20,021,862	3,592,723
Nestle SA	12,056,422	1,145,208
Coca-Cola Co.	11,825,082	884,634
Bunge Global SA	6,014,540	684,936
Sysco Corp.	7,000,000	586,950
Unilever PLC	8,000,000	540,827
Hershey Co.	2,750,000	535,563
Keurig Dr Pepper, Inc.	19,321,543	530,183
Procter & Gamble Co.	2,987,423	453,401
Altria Group, Inc.	5,273,988	326,935
Target Corp.	1,983,000	209,147
General Mills, Inc.	4,093,134	189,348
PepsiCo, Inc.	753,838	115,812
Pernod Ricard SA (a)	1,000,000	88,996
British American Tobacco PLC	1,228,306	73,550
Viva Wine Group AB	4,322,763	16,500
		9,974,713

Energy 6.31%
Canadian Natural Resources, Ltd. (CAD denominated)	39,270,006	1,460,170
EOG Resources, Inc.	10,296,040	1,154,495
SLB, Ltd.	22,740,312	1,100,176
Exxon Mobil Corp.	6,338,623	896,281
Baker Hughes Co., Class A	13,079,995	733,003
TotalEnergies SE (EUR denominated)	9,422,053	682,950
TotalEnergies SE	409,951	29,680
Chevron Corp.	3,919,325	693,329
Expand Energy Corp.	5,000,000	562,050
Tourmaline Oil Corp. (a)	9,727,484	460,352
Shell PLC (GBP denominated)	9,000,000	344,085
Shell PLC (EUR denominated)	458,998	17,587
Enbridge, Inc.	5,000,000	244,200
Diamondback Energy, Inc.	1,217,911	199,676
ConocoPhillips	1,898,845	197,917
TC Energy Corp. (CAD denominated)	2,668,721	156,480
Viper Energy, Inc., Class A	2,765,533	117,093
Ascent CNR Corp., Class A (b)(f)	1,102,146	54,501
Mesquite Energy, Inc. (b)(e)	25,913	8,179
Altera Infrastructure, LP (b)	80,900	3,284
		9,115,488

Industrials 5.33%
BAE Systems PLC	67,013,192	1,810,109
Union Pacific Corp.	4,679,923	1,100,250
RTX Corp.	3,297,652	662,597
Lockheed Martin Corp.	847,439	537,463
L3Harris Technologies, Inc.	1,393,700	477,830
PACCAR, Inc.	3,500,000	430,185
ITOCHU Corp.	30,000,000	382,076
3M Co.	2,181,535	334,124
Siemens AG	1,014,513	308,214
Caterpillar, Inc.	415,639	273,225
Deutsche Post AG	4,302,663	241,340
Norfolk Southern Corp.	818,000	238,234
Watsco, Inc.	434,018	167,726
United Parcel Service, Inc., Class B	1,500,000	159,330
Ventia Services Group Pty, Ltd.	33,763,282	135,894

2	The Income Fund of America

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Bureau Veritas SA	3,913,539	$125,715
Techtronic Industries Co., Ltd.	6,380,500	86,983
Johnson Controls International PLC	700,000	83,482
Paychex, Inc.	440,000	45,377
Inwido AB	2,079,304	35,902
Valmet OYJ	487,112	16,704
Rexel SA	336,180	14,162
Volvo AB, Class B	316,339	11,506
Volvo AB, Class A	1,207	44
General Dynamics Corp.	29,422	10,330
		7,688,802

Utilities 5.27%
Southern Co. (The)	18,821,519	1,680,950
FirstEnergy Corp.	24,393,426	1,154,785
National Grid PLC	68,246,825	1,152,844
Exelon Corp.	22,259,121	996,763
Engie SA	23,878,465	710,439
Brookfield Infrastructure Partners, LP (CAD denominated)	18,529,681	670,751
DTE Energy Co.	2,899,859	389,683
NextEra Energy, Inc.	2,460,803	216,305
Snam SpA	26,006,808	178,736
SSE PLC	4,467,997	148,076
Public Service Enterprise Group, Inc.	1,750,000	144,130
CPFL Energia SA	10,301,000	100,725
Talen Energy Corp. (e)	175,287	61,063
		7,605,250

Information technology 5.21%
Taiwan Semiconductor Manufacturing Co., Ltd.	36,292,170	2,046,984
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	601,499	198,832
Broadcom, Inc.	5,486,281	1,817,605
International Business Machines Corp.	4,869,407	1,493,447
Microsoft Corp.	1,888,770	812,719
MediaTek, Inc.	11,911,000	666,138
Diebold Nixdorf, Inc. (d)(e)	4,521,627	312,037
Tokyo Electron, Ltd.	658,350	175,733
		7,523,495

Consumer discretionary 5.11%
Starbucks Corp.	17,282,066	1,589,086
Industria de Diseno Textil SA	18,553,640	1,209,591
Darden Restaurants, Inc. (d)	6,024,507	1,200,985
Home Depot, Inc.	2,797,859	1,048,050
Restaurant Brands International, Inc.	8,563,405	573,662
Compagnie Generale des Etablissements Michelin	13,862,162	515,128
Vail Resorts, Inc. (a)(d)	2,185,425	290,815
NIKE, Inc., Class B	4,126,970	255,088
Hyundai Motor Co.	592,041	205,655
Compagnie Financiere Richemont SA, Class A	888,595	171,903
Evolution AB	2,000,543	129,948
Accor SA	1,294,017	70,343
Puuilo OYJ	3,582,486	52,274
Aimbridge Topco, LLC (b)(e)	297,303	21,932
Barratt Redrow PLC	2,668,615	14,176
Midea Group Co., Ltd., Class H	1,231,200	13,499
Mercedes-Benz Group AG (a)	155,864	10,677
NMG Parent, LLC (b)(e)	61,091	— (c)
		7,372,812

The Income Fund of America	3

Common stocks (continued)	Shares	Value (000)
Materials 5.04%
Agnico Eagle Mines, Ltd. (CAD denominated)	9,830,897	$1,868,784
Vale SA, ordinary nominative shares	41,783,616	669,459
Vale SA (ADR), ordinary nominative shares	21,864,276	351,359
Barrick Mining Corp.	16,415,500	751,666
Southern Copper Corp.	3,846,405	732,048
Lundin Mining Corp.	24,403,237	615,614
Smurfit Westrock PLC	10,472,417	435,967
Newmont Corp.	3,195,827	359,051
Packaging Corp. of America	1,229,648	273,658
Rio Tinto PLC	2,830,600	260,980
Westlake Corp. (a)	2,453,386	194,602
Glencore PLC	25,624,217	175,051
Endeavour Mining PLC	2,595,110	141,681
Aura Minerals, Inc.	1,620,102	103,184
LyondellBasell Industries NV	1,750,000	85,750
Holcim, Ltd.	825,824	84,970
Northern Star Resources, Ltd.	4,207,456	78,733
Solidcore Resources PLC (e)	6,162,000	45,599
Anglo American PLC	856,931	39,962
International Paper Co.	271,435	10,944
Venator Materials PLC (b)(d)(e)	53,540	— (c)
		7,279,062

Communication services 3.91%
Comcast Corp., Class A	55,423,073	1,648,837
Publicis Groupe SA	10,497,034	1,047,672
Koninklijke KPN NV	146,935,786	715,492
AT&T, Inc.	26,897,255	704,977
Singapore Telecommunications, Ltd.	175,434,500	633,004
NetEase, Inc.	8,012,100	210,248
NetEase, Inc. (ADR)	1,198,161	154,359
Verizon Communications, Inc.	4,250,000	189,210
Bezeq - The Israel Telecommunication Corp., Ltd.	67,500,000	173,843
Orange	6,788,944	125,699
Deutsche Telekom AG	657,889	21,968
Informa PLC	1,120,627	13,494
Clear Channel Outdoor Holdings, Inc. (e)	152,827	319
Cumulus Media, Inc., Class A (e)	217,532	17
		5,639,139

Real estate 1.54%
Simon Property Group, Inc. REIT	3,591,652	687,119
Ventas, Inc. REIT	5,005,681	388,791
American Tower Corp. REIT	2,112,020	378,643
Iron Mountain, Inc. REIT	2,117,169	195,055
Crown Castle, Inc. REIT	1,580,000	137,160
Extra Space Storage, Inc. REIT	892,583	123,150
Lamar Advertising Co. REIT, Class A	903,020	115,866
Brixmor Property Group, Inc. REIT	2,079,681	55,715
CTP NV	1,885,863	40,953
VICI Properties, Inc. REIT	1,369,395	38,452
Essential Properties Realty Trust, Inc. REIT	1,149,357	34,894
Lineage, Inc. REIT	962,895	34,385
		2,230,183
Total common stocks (cost: $62,773,077,000)		98,084,473
Preferred securities 0.30%
Financials 0.30%
Itau Unibanco Holding SA, preferred nominative shares	46,350,000	400,727
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (b)(f)(h)	17,970	18,640
Citigroup, Inc., 10.30% preferred shares (i)	378,650	11,356
		430,723

4	The Income Fund of America

Preferred securities (continued)	Shares	Value (000)

Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares (b)(e)(g)	3,259	$5,463
Total preferred securities (cost: $246,095,000)		436,186
Rights & warrants 0.00%
Energy 0.00%
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071 (b)(e)	28	— (c)
Total rights & warrants (cost: $0)		— (c)
Convertible stocks 1.10%
Industrials 0.78%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	15,109,945	1,129,015

Financials 0.18%
KKR & Co., Inc., Class D, convertible preferred shares, 6.25% 3/1/2028	5,207,215	254,841

Utilities 0.14%
Southern Co. (The), Class A, convertible preferred shares, 7.125% 12/15/2028	4,000,000	205,000
Total convertible stocks (cost: $1,313,566,000)		1,588,856
Convertible bonds & notes 0.04%	Principal amount (000)
Communication services 0.04%
EchoStar Corp., convertible notes, 3.875% Cash 11/30/2030 (h)	USD1,670	5,796
Live Nation Entertainment, Inc., convertible notes, 2.875% 1/15/2030	17,500	18,568
Live Nation Entertainment, Inc., convertible notes, 2.875% 10/15/2031 (g)	25,000	25,007
Total convertible bonds & notes (cost: $44,496,000)		49,371
Bonds, notes & other debt instruments 23.12%
Corporate bonds and notes 15.16%
Financials 2.31%
AerCap Ireland Capital DAC 2.45% 10/29/2026	9,166	9,064
AerCap Ireland Capital DAC 4.125% 2/28/2029	3,000	2,990
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (g)	16,855	16,656
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027 (g)	65,526	65,751
Alliant Holdings Intermediate, LLC 6.75% 4/15/2028 (g)	14,500	14,748
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (g)	35,215	35,132
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031 (g)	32,120	33,321
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (g)	3,490	3,592
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (g)	24,135	25,015
Ally Financial, Inc. 8.00% 11/1/2031	1,200	1,358
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030) (j)	8,383	9,139
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (j)	5,898	6,091
American Express Co. 4.804% 10/24/2036 (USD-SOFR + 1.237% on 10/24/2035) (j)	2,000	1,961
American International Group, Inc. 5.125% 3/27/2033	3,981	4,078
AmWINS Group, Inc. 6.375% 2/15/2029 (g)	17,335	17,798
AmWINS Group, Inc. 4.875% 6/30/2029 (g)	55,605	54,893
Apollo Debt Solutions BDC 5.70% 1/23/2031 (g)	3,131	3,115
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (g)	22,175	22,937
Ardonagh Group Finance, Ltd. 8.875% 2/15/2032 (g)	24,085	24,855
Aretec Group, Inc. 7.50% 4/1/2029 (g)	61,410	61,306
Aretec Group, Inc. 10.00% 8/15/2030 (g)	15,974	17,227
Arthur J. Gallagher & Co. 5.15% 2/15/2035	5,980	6,030
Arthur J. Gallagher & Co. 5.55% 2/15/2055	1,599	1,531
Asurion, LLC 8.375% 2/1/2034 (g)	22,155	22,419
Athene Global Funding 4.86% 8/27/2026 (g)	2,500	2,512

The Income Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029) (j)	USD6,995	$6,680
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028) (j)	4,185	4,001
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028) (j)	6,625	6,910
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (j)	2,375	2,265
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030) (j)	9,103	8,192
Bank of America Corp. 2.651% 3/11/2032 (USD-SOFR + 1.22% on 3/11/2031) (j)	9,325	8,563
Bank of America Corp. 2.687% 4/22/2032 (USD-SOFR + 1.32% on 4/22/2031) (j)	2,550	2,341
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (j)	475	425
Bank of America Corp. 2.572% 10/20/2032 (USD-SOFR + 1.21% on 10/20/2031) (j)	5,132	4,631
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033) (j)	12,134	12,469
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033) (j)	2,829	3,006
Banque Federative du Credit Mutuel 4.541% 1/15/2031 (g)	8,000	7,984
BBVA Bancomer SA 7.625% 2/11/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.375% on 2/11/2030) (g)(j)	3,295	3,485
Blackstone Private Credit Fund 5.95% 7/16/2029	28,052	28,533
Blackstone Private Credit Fund 5.35% 3/12/2031	20,994	20,519
Blackstone Private Credit Fund 6.00% 11/22/2034	35,920	35,687
Block, Inc. 5.625% 8/15/2030 (g)	14,010	14,267
Block, Inc. 3.50% 6/1/2031	57,550	53,859
Block, Inc. 6.50% 5/15/2032	4,785	4,974
Block, Inc. 6.00% 8/15/2033 (g)	8,455	8,641
Blue Owl Capital Corp. 3.40% 7/15/2026	6,475	6,440
Blue Owl Capital Corp. 2.625% 1/15/2027	20,600	20,178
Blue Owl Capital Corp. 3.125% 4/13/2027	14,490	14,197
Blue Owl Capital Corp. 2.875% 6/11/2028	1,765	1,673
Blue Owl Credit Income Corp. 4.70% 2/8/2027	17,775	17,755
Blue Owl Credit Income Corp. 6.65% 3/15/2031	13,930	14,256
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028) (g)(j)	8,362	7,929
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (g)(j)	18,600	19,265
BNP Paribas SA 5.283% 11/19/2030 (USD-SOFR + 1.28% on 11/19/2029) (g)(j)	476	490
BNP Paribas SA 4.916% 1/15/2034 (USD-SOFR + 1.294% on 1/15/2033) (g)(j)	3,731	3,714
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028) (g)(j)	1,500	1,590
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (g)(j)	6,029	6,197
BPCE SA 4.76% 1/13/2032 (USD-SOFR + 1.267% on 1/13/2031) (g)(j)	24,033	24,025
BPCE SA 5.417% 1/13/2037 (USD-SOFR + 1.568% on 1/13/2036) (g)(j)	18,552	18,509
Brown & Brown, Inc. 4.90% 6/23/2030	21,232	21,564
Brown & Brown, Inc. 5.25% 6/23/2032	958	978
Brown & Brown, Inc. 5.55% 6/23/2035	15,693	16,065
Brown & Brown, Inc. 6.25% 6/23/2055	14,635	15,147
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (g)(j)	3,400	3,531
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (g)(j)	5,150	5,354
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (j)	742	771
Chubb INA Holdings, LLC 3.35% 5/3/2026	765	764
Chubb INA Holdings, LLC 5.00% 3/15/2034	8,345	8,517
Citibank, NA 4.914% 5/29/2030	9,400	9,649
Citigroup, Inc. 3.668% 7/24/2028 (3-month USD CME Term SOFR + 1.652% on 7/24/2027) (j)	700	697
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (j)	11,000	11,160
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (j)	1,492	1,523
Citigroup, Inc. 2.572% 6/3/2031 (USD-SOFR + 2.107% on 6/3/2030) (j)	23,118	21,440
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (j)	1,525	1,527
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031) (j)	12,586	11,419
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031) (j)	8,975	8,039
Citigroup, Inc. 6.02% 1/24/2036 (USD-SOFR + 1.83% on 1/24/2035) (j)	1,950	2,034
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (j)	3,532	3,601
Citigroup, Inc. 5.174% 9/11/2036 (USD-SOFR + 1.488% on 9/11/2035) (j)	1,300	1,306
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (j)	18,020	18,799
CME Group, Inc. 3.75% 6/15/2028	5,875	5,871
Coinbase Global, Inc. 3.375% 10/1/2028 (g)	121,973	116,525
Coinbase Global, Inc. 3.625% 10/1/2031 (g)	58,814	52,010
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (g)	63,094	58,865
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032 (g)	25,972	23,192
Corebridge Financial, Inc. 3.65% 4/5/2027	7,215	7,185
Corebridge Financial, Inc. 3.85% 4/5/2029	7,448	7,374
Corebridge Financial, Inc. 3.90% 4/5/2032	2,303	2,195
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,388

6	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Corebridge Financial, Inc. 4.40% 4/5/2052	USD2,907	$2,366
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (j)	5,200	5,127
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028) (j)	6,558	6,871
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028) (j)	8,775	9,363
Deutsche Bank AG 4.469% 12/10/2031 (USD-SOFR + 1.10% on 12/10/2030) (j)	4,500	4,496
Equitable Holdings, Inc. 5.00% 4/20/2048	849	765
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (j)	17,500	17,252
Goldman Sachs Group, Inc. 4.148% 1/21/2029 (USD-SOFR + 0.71% on 1/21/2028) (j)	24,750	24,773
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (j)	2,425	2,532
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (j)	4,583	4,646
Goldman Sachs Group, Inc. 4.369% 10/21/2031 (USD-SOFR + 1.06% on 10/21/2030) (j)	7,182	7,143
Goldman Sachs Group, Inc. 4.516% 1/21/2032 (USD-SOFR + 0.96% on 1/21/2031) (j)	13,863	13,861
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031) (j)	1,676	1,488
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031) (j)	12,662	11,535
Goldman Sachs Group, Inc. 2.383% 7/21/2032 (USD-SOFR + 1.248% on 7/21/2031) (j)	500	447
Goldman Sachs Group, Inc. 4.939% 10/21/2036 (USD-SOFR + 1.33% on 10/21/2035) (j)	8,268	8,156
Goldman Sachs Group, Inc. 5.065% 1/21/2037 (USD-SOFR + 1.19% on 1/21/2036) (j)	11,268	11,224
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041) (j)	7,500	5,741
Goldman Sachs Group, Inc. 5.541% 1/21/2047 (USD-SOFR + 1.32% on 1/21/2046) (j)	16,500	16,263
Hightower Holding, LLC 6.75% 4/15/2029 (g)	32,820	32,964
Hightower Holding, LLC 9.125% 1/31/2030 (g)	39,065	41,430
Howden UK Refinance PLC 7.25% 2/15/2031 (g)	26,210	27,126
Howden UK Refinance 2 PLC 8.125% 2/15/2032 (g)	9,445	9,634
HSBC Holdings PLC 7.39% 11/3/2028 (USD-SOFR + 7.39% on 11/3/2027) (j)	243	257
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028) (j)	4,701	4,480
HSBC Holdings PLC 4.619% 11/6/2031 (USD-SOFR + 1.19% on 11/6/2030) (j)	8,495	8,533
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031) (j)	2,000	1,831
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031) (j)	1,922	1,747
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (j)	29,241	30,046
HSBC Holdings PLC 5.133% 11/6/2036 (USD-SOFR + 1.43% on 11/6/2035) (j)	1,110	1,109
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043) (j)	298	326
HUB International, Ltd. 5.625% 12/1/2029 (g)	25,020	25,013
HUB International, Ltd. 7.25% 6/15/2030 (g)	12,698	13,255
HUB International, Ltd. 7.375% 1/31/2032 (g)	26,360	27,629
Intercontinental Exchange, Inc. 4.20% 3/15/2031	1,639	1,636
Intercontinental Exchange, Inc. 5.25% 6/15/2031	4,099	4,287
Intesa Sanpaolo SpA 3.875% 7/14/2027 (g)	6,150	6,139
Intesa Sanpaolo SpA 3.875% 1/12/2028 (g)	2,820	2,806
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032) (g)(j)	20,582	24,445
ION Platform Finance US, Inc. 8.75% 5/1/2029 (g)	49,637	47,362
ION Platform Finance US, Inc. 9.50% 5/30/2029 (g)	38,007	36,708
ION Platform Finance US, Inc. 9.00% 8/1/2029 (g)	30,259	29,082
ION Platform Finance US, Inc. 7.875% 9/30/2032 (g)	22,790	20,016
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032 (g)	45,895	43,937
Jackson National Life Global Funding 4.55% 9/9/2030 (g)	8,000	7,986
Jane Street Group, LLC 7.125% 4/30/2031 (g)	5,998	6,310
Jane Street Group, LLC 6.75% 5/1/2033 (g)	36,875	38,372
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (j)	2,070	2,091
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (j)	1,000	1,019
JPMorgan Chase & Co. 3.54% 5/1/2028 (3-month USD CME Term SOFR + 1.642% on 5/1/2027) (j)	350	348
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027) (j)	6,435	6,515
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027) (j)	5,200	5,250
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028) (j)	6,500	6,833
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (j)	1,790	1,865
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (j)	7,515	7,625
JPMorgan Chase & Co. 5.14% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030) (j)	4,350	4,489
JPMorgan Chase & Co. 4.255% 10/22/2031 (USD-SOFR + 0.93% on 10/22/2030) (j)	875	871
JPMorgan Chase & Co. 4.347% 1/22/2032 (USD-SOFR + 0.84% on 1/22/2031) (j)	2,425	2,419
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031) (j)	3,275	2,917
JPMorgan Chase & Co. 2.58% 4/22/2032 (3-month USD CME Term SOFR + 1.25% on 4/22/2031) (j)	2,730	2,493
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031) (j)	3,550	3,199
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034) (j)	4,835	4,965
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (j)	9,034	9,430
JPMorgan Chase & Co. 4.81% 10/22/2036 (USD-SOFR + 1.19% on 10/22/2035) (j)	2,950	2,909
JPMorgan Chase & Co. 4.898% 1/22/2037 (USD-SOFR + 1.07% on 1/22/2036) (j)	13,993	13,892

The Income Fund of America	7

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
JPMorgan Chase & Co. 5.193% 2/5/2037 (USD-SOFR + 1.30% on 2/5/2036) (j)	USD5,000	$4,985
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 2.44% on 4/22/2050) (j)	6,250	4,244
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026) (j)	7,070	6,993
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028) (g)(j)	2,400	2,479
Liberty Mutual Group, Inc. 4.569% 2/1/2029 (g)	2,929	2,947
LPL Holdings, Inc. 4.625% 11/15/2027 (g)	22,510	22,418
LPL Holdings, Inc. 4.00% 3/15/2029 (g)	19,120	18,861
LPL Holdings, Inc. 4.375% 5/15/2031 (g)	21,690	21,105
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028) (j)	13,352	14,476
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	11,250	11,519
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	7,250	7,320
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	4,500	4,348
Mastercard, Inc. 4.35% 1/15/2032	219	220
Mastercard, Inc. 4.85% 3/9/2033	33	34
Metropolitan Life Global Funding I 5.05% 6/11/2027 (g)	3,000	3,046
Metropolitan Life Global Funding I 5.15% 3/28/2033 (g)	3,578	3,673
Mizuho Financial Group, Inc. 1.979% 9/8/2031 (3-month USD CME Term SOFR + 1.532% on 9/8/2030) (j)	3,350	3,008
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (j)	2,000	2,038
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028) (j)	2,250	2,296
Morgan Stanley 4.994% 4/12/2029 (USD-SOFR + 1.38% on 4/12/2028) (j)	2,175	2,215
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028) (j)	10,134	10,358
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (j)	2,175	2,242
Morgan Stanley 4.133% 10/18/2029 (USD-SOFR + 0.913% on 10/18/2028) (j)	24,081	24,067
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (j)	16,125	16,158
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (j)	2,437	2,503
Morgan Stanley 4.213% 2/8/2030 (USD-SOFR + 0.762% on 2/8/2029) (j)	21,350	21,361
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (j)	2,975	3,049
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029) (j)	2,838	2,873
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (j)	1,569	1,616
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (j)	773	796
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (j)	10,870	10,813
Morgan Stanley 4.493% 1/16/2032 (USD-SOFR + 0.95% on 1/16/2031) (j)	10,240	10,236
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031) (j)	6,860	6,025
Morgan Stanley 1.928% 4/28/2032 (USD-SOFR + 1.02% on 4/28/2031) (j)	1,835	1,613
Morgan Stanley 2.239% 7/21/2032 (USD-SOFR + 1.178% on 7/21/2031) (j)	475	422
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031) (j)	47	42
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (j)	16,539	16,288
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (j)	20,500	20,428
Nasdaq, Inc. 5.55% 2/15/2034	871	911
Navient Corp. 6.75% 6/15/2026	20,000	20,104
Navient Corp. 5.00% 3/15/2027	23,210	23,074
Navient Corp. 4.875% 3/15/2028	3,085	3,026
Navient Corp. 5.50% 3/15/2029	95,140	93,118
Navient Corp. 9.375% 7/25/2030	3,215	3,464
Navient Corp. 11.50% 3/15/2031	43,790	47,669
Navient Corp. 7.875% 6/15/2032	45,070	45,546
Navient Corp. 5.625% 8/1/2033	13,460	11,760
New York Life Global Funding 4.55% 1/28/2033 (g)	3,288	3,270
Northwestern Mutual Global Funding 1.75% 1/11/2027 (g)	8,500	8,349
OneMain Finance Corp. 3.875% 9/15/2028	9,644	9,384
OneMain Finance Corp. 6.625% 5/15/2029	31,150	32,148
OneMain Finance Corp. 5.375% 11/15/2029	15,380	15,348
OneMain Finance Corp. 7.875% 3/15/2030	26,250	27,705
OneMain Finance Corp. 6.125% 5/15/2030	35,623	36,336
OneMain Finance Corp. 7.50% 5/15/2031	6,010	6,305
OneMain Finance Corp. 7.125% 11/15/2031	34,750	36,034
OneMain Finance Corp. 7.125% 9/15/2032	28,370	29,415
OneMain Finance Corp. 6.50% 3/15/2033	24,160	24,303
OneMain Finance Corp. 6.75% 9/15/2033	20,090	20,338
Osaic Holdings, Inc. 6.75% 8/1/2032 (g)	20,000	20,741
Osaic Holdings, Inc. 6.75% 8/1/2032 (g)	12,170	12,621
Osaic Holdings, Inc. 8.00% 8/1/2033 (g)	23,345	24,210
Osaic Holdings, Inc. 8.00% 8/1/2033 (g)	4,230	4,387
Oxford Finance, LLC 6.375% 2/1/2027 (g)	13,940	13,937

8	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Financials (continued)
Panther Escrow Issuer, LLC 7.125% 6/1/2031 (g)	USD8,060	$8,306
PayPal Holdings, Inc. 2.65% 10/1/2026	957	950
PayPal Holdings, Inc. 2.30% 6/1/2030	674	625
PennyMac Financial Services, Inc. 6.875% 5/15/2032 (g)	32,290	33,022
PennyMac Financial Services, Inc. 6.875% 2/15/2033 (g)	24,030	24,526
Prudential Financial, Inc. 4.35% 2/25/2050	5,205	4,301
Prudential Financial, Inc. 3.70% 3/13/2051	755	557
Rocket Cos., Inc. 7.125% 2/1/2032 (g)	13,930	14,565
Rocket Mortgage, LLC 2.875% 10/15/2026 (g)	12,990	12,820
Rocket Mortgage, LLC 3.625% 3/1/2029 (g)	6,645	6,422
Ryan Specialty, LLC 4.375% 2/1/2030 (g)	30,295	29,552
Ryan Specialty, LLC 5.875% 8/1/2032 (g)	14,970	15,227
Santander Holdings USA, Inc. 6.124% 5/31/2027 (USD-SOFR + 1.232% on 5/31/2026) (j)	3,575	3,596
Santander Holdings USA, Inc. 2.49% 1/6/2028 (USD-SOFR + 1.249% on 1/6/2027) (j)	5,250	5,172
Santander Holdings USA, Inc. 5.473% 3/20/2029 (USD-SOFR + 1.61% on 3/20/2028) (j)	14,895	15,237
Santander Holdings USA, Inc. 6.565% 6/12/2029 (USD-SOFR + 2.70% on 6/12/2028) (j)	1,861	1,947
SLM Corp. 6.50% 1/31/2030	2,775	2,865
Starwood Property Trust, Inc. 4.375% 1/15/2027 (g)	33,055	32,855
Starwood Property Trust, Inc. 7.25% 4/1/2029 (g)	17,565	18,546
Starwood Property Trust, Inc. 6.50% 7/1/2030 (g)	14,100	14,692
Starwood Property Trust, Inc. 6.50% 10/15/2030 (g)	21,170	22,061
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029) (g)(j)	1,400	1,412
Synchrony Bank 5.625% 8/23/2027	9,000	9,167
Synchrony Financial 5.019% 7/29/2029 (USD-SOFR + 1.395% on 7/29/2028) (j)	2,874	2,908
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028) (j)	3,163	3,407
U.S. Bancorp 2.375% 7/22/2026	5,000	4,971
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (j)	7,250	7,507
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (g)(j)	20,134	20,134
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (g)(j)	6,000	5,919
UBS Group AG 4.751% 5/12/2028 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 5/12/2027) (g)(j)	1,407	1,419
UBS Group AG 3.869% 1/12/2029 (3-month USD CME Term SOFR + 1.672% on 1/12/2028) (g)(j)	1,725	1,717
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (g)(j)	1,325	1,370
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030) (g)(j)	3,050	3,021
UniCredit SpA 4.625% 4/12/2027 (g)	600	604
USI, Inc. 7.50% 1/15/2032 (g)	9,555	10,015
Voyager Parent, LLC 9.25% 7/1/2032 (g)	34,220	36,371
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (j)	7,575	7,728
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027) (j)	4,900	4,799
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (j)	8,248	8,345
Wells Fargo & Co. 4.182% 1/23/2030 (USD-SOFR + 0.74% on 1/23/2029) (j)	15,450	15,465
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029) (j)	900	858
Wells Fargo & Co. 2.572% 2/11/2031 (USD-SOFR + 1.262% on 2/11/2030) (j)	7,350	6,870
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033) (j)	10,750	11,832
Wells Fargo & Co. 4.96% 1/23/2037 (USD-SOFR + 1.10% on 1/23/2036) (j)	4,000	3,969
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (j)	9,400	8,543
Westpac Banking Corp. 2.963% 11/16/2040	4,325	3,308
		3,335,425

Communication services 2.22%
Alphabet, Inc. 4.70% 11/15/2035	16,899	16,829
Alphabet, Inc. 5.35% 11/15/2045	9,000	8,884
Alphabet, Inc. 5.25% 5/15/2055	8,280	7,895
Alphabet, Inc. 5.45% 11/15/2055	34,852	34,018
Alphabet, Inc. 5.30% 5/15/2065	4,377	4,094
Alphabet, Inc. 5.70% 11/15/2075	21,000	20,635
Altice France 6.50% 4/15/2032 (g)	42,203	41,245
Altice France 6.875% 7/15/2032 (g)	2,200	2,150
AT&T, Inc. 1.65% 2/1/2028	5,925	5,666
AT&T, Inc. 4.40% 4/30/2031	25,000	25,015
AT&T, Inc. 4.75% 4/30/2033	8,376	8,364

The Income Fund of America	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
AT&T, Inc. 5.40% 2/15/2034	USD3,384	$3,493
AT&T, Inc. 3.50% 9/15/2053	9,669	6,463
British Telecommunications PLC 9.625% 12/15/2030 (j)	3,261	3,968
CCO Holdings, LLC 5.00% 2/1/2028 (g)	7,395	7,358
CCO Holdings, LLC 5.375% 6/1/2029 (g)	1,295	1,281
CCO Holdings, LLC 4.75% 3/1/2030 (g)	21,307	20,368
CCO Holdings, LLC 4.50% 8/15/2030 (g)	41,075	38,635
CCO Holdings, LLC 4.25% 2/1/2031 (g)	95,503	87,515
CCO Holdings, LLC 4.75% 2/1/2032 (g)	55,115	50,385
CCO Holdings, LLC 4.50% 5/1/2032	87,524	78,619
CCO Holdings, LLC 7.00% 2/1/2033 (g)	21,920	22,148
CCO Holdings, LLC 4.50% 6/1/2033 (g)	81,159	71,080
CCO Holdings, LLC 4.25% 1/15/2034 (g)	55,359	46,816
CCO Holdings, LLC 7.375% 2/1/2036 (g)	20,965	21,008
Charter Communications Operating, LLC 5.85% 12/1/2035	40,973	40,796
Charter Communications Operating, LLC 4.80% 3/1/2050	13,048	9,896
Charter Communications Operating, LLC 3.70% 4/1/2051	63,939	40,927
Charter Communications Operating, LLC 3.90% 6/1/2052	34,569	22,598
Charter Communications Operating, LLC 5.25% 4/1/2053	9,882	7,899
Charter Communications Operating, LLC 6.70% 12/1/2055	15,803	15,272
Charter Communications Operating, LLC 5.50% 4/1/2063	8,889	7,035
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028 (g)	24,535	24,557
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029 (g)	2,400	2,377
Clear Channel Outdoor Holdings, Inc. 7.125% 2/15/2031 (g)	25,300	26,399
Comcast Corp. 5.65% 6/1/2054	1,000	938
Connect Finco SARL 9.00% 9/15/2029 (g)	168,586	179,142
CSC Holdings, LLC 5.50% 4/15/2027 (g)	19,450	17,182
DIRECTV Financing, LLC 5.875% 8/15/2027 (g)	34,187	34,371
DIRECTV Financing, LLC 8.875% 2/1/2030 (g)	35,150	35,634
DIRECTV Financing, LLC 10.00% 2/15/2031 (g)	19,575	20,180
Discovery Communications, LLC 4.125% 5/15/2029	725	705
DISH Network Corp. 11.75% 11/15/2027 (g)	87,435	90,536
EchoStar Corp. 10.75% 11/30/2029	60,328	66,166
EchoStar Corp. 6.75% Cash 11/30/2030 (h)	24,861	25,333
Embarq, LLC 7.995% 6/1/2036	78,221	30,897
Frontier Communications Holdings, LLC 5.00% 5/1/2028 (g)	6,015	6,019
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (g)	75,465	75,797
Frontier Communications Holdings, LLC 5.875% 11/1/2029	57,407	57,978
Frontier Communications Holdings, LLC 6.00% 1/15/2030 (g)	59,229	59,800
Frontier Communications Holdings, LLC 8.75% 5/15/2030 (g)	22,025	22,734
Frontier Communications Holdings, LLC 8.625% 3/15/2031 (g)	10,275	10,750
Gray Media, Inc. 10.50% 7/15/2029 (g)	79,560	85,498
Gray Media, Inc. 4.75% 10/15/2030 (g)	18,529	14,318
Gray Media, Inc. 5.375% 11/15/2031 (g)	61,198	45,515
Gray Media, Inc. 9.625% 7/15/2032 (g)	49,166	50,727
Lamar Media Corp. 3.625% 1/15/2031	25,415	24,016
Lamar Media Corp. 5.375% 11/1/2033 (g)	26,620	26,583
Ligado Networks, LLC 17.50% PIK 11/1/2023 (g)(h)(k)	77,722	21,810
Lindblad Expeditions, LLC 7.00% 9/15/2030 (g)	2,345	2,449
Live Nation Entertainment, Inc. 4.75% 10/15/2027 (g)	36,840	36,849
Meta Platforms, Inc. 4.60% 11/15/2032	26,833	26,908
Meta Platforms, Inc. 4.875% 11/15/2035	39,169	38,759
Meta Platforms, Inc. 5.50% 11/15/2045	19,858	19,108
Meta Platforms, Inc. 5.40% 8/15/2054	13,000	11,989
Meta Platforms, Inc. 5.625% 11/15/2055	55,305	52,661
Meta Platforms, Inc. 5.75% 11/15/2065	15,162	14,348
News Corp. 3.875% 5/15/2029 (g)	13,000	12,668
Nexstar Media, Inc. 5.625% 7/15/2027 (g)	10,315	10,323
Nexstar Media, Inc. 4.75% 11/1/2028 (g)	107,725	107,135
Orange 4.25% 1/13/2031 (g)	8,000	7,935
Orange 4.75% 1/13/2033 (g)	9,245	9,226
Orange 5.75% 1/13/2056 (g)	595	597
SBA Tower Trust 1.631% 11/15/2026 (g)	23,592	23,145
Scripps Escrow II, Inc. 3.875% 1/15/2029 (g)	12,000	11,083
Sinclair Television Group, Inc. 8.125% 2/15/2033 (g)	24,070	24,912
Sirius XM Radio, LLC 3.125% 9/1/2026 (g)	1,040	1,034

10	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Sirius XM Radio, LLC 5.00% 8/1/2027 (g)	USD10,000	$9,988
Sirius XM Radio, LLC 4.00% 7/15/2028 (g)	63,125	61,696
Sirius XM Radio, LLC 5.50% 7/1/2029 (g)	12,905	12,969
Sirius XM Radio, LLC 4.125% 7/1/2030 (g)	68,223	64,390
Sirius XM Radio, LLC 3.875% 9/1/2031 (g)	130,190	119,008
Snap, Inc. 6.875% 3/1/2033 (g)	32,175	33,040
Take-Two Interactive Software, Inc. 4.00% 4/14/2032	3,752	3,639
TEGNA, Inc. 5.00% 9/15/2029	12,100	12,022
T-Mobile USA, Inc. 4.95% 3/15/2028	5,224	5,324
T-Mobile USA, Inc. 5.30% 5/15/2035	6,362	6,489
T-Mobile USA, Inc. 4.95% 11/15/2035	1,583	1,570
T-Mobile USA, Inc. 3.40% 10/15/2052	3,839	2,575
Univision Communications, Inc. 8.00% 8/15/2028 (g)	20,400	21,065
Univision Communications, Inc. 4.50% 5/1/2029 (g)	90,729	86,713
Univision Communications, Inc. 7.375% 6/30/2030 (g)	62,096	62,953
Univision Communications, Inc. 8.50% 7/31/2031 (g)	2,365	2,468
Univision Communications, Inc. 9.375% 8/1/2032 (g)	51,550	55,526
Verizon Communications, Inc. 2.55% 3/21/2031	4,318	3,946
Verizon Communications, Inc. 2.355% 3/15/2032	7,841	6,915
Verizon Communications, Inc. 4.75% 1/15/2033	5,984	5,987
Verizon Communications, Inc. 5.05% 5/9/2033	3,816	3,901
Verizon Communications, Inc. 5.25% 4/2/2035	10,953	11,100
Verizon Communications, Inc. 5.00% 1/15/2036	13,135	12,989
Verizon Communications, Inc. 5.401% 7/2/2037	382	386
Verizon Communications, Inc. 3.40% 3/22/2041	8,500	6,628
Verizon Communications, Inc. 2.85% 9/3/2041	501	361
Verizon Communications, Inc. 5.75% 11/30/2045	3,211	3,193
Verizon Communications, Inc. 5.875% 11/30/2055	5,539	5,472
Verizon Communications, Inc. 2.987% 10/30/2056	3,235	1,921
Verizon Communications, Inc. 6.00% 11/30/2065	3,615	3,579
Versant Media Group, Inc. 7.25% 1/30/2031 (g)	17,160	17,597
WarnerMedia Holdings, Inc. 3.755% 3/15/2027	1,752	1,740
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	87,884	85,302
WarnerMedia Holdings, Inc. 4.279% 3/15/2032	113,745	100,238
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	107,332	75,669
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	5,073	3,384
WMG Acquisition Corp. 3.75% 12/1/2029 (g)	4,771	4,594
WMG Acquisition Corp. 3.875% 7/15/2030 (g)	30,599	29,390
WMG Acquisition Corp. 3.00% 2/15/2031 (g)	7,235	6,746
		3,197,919

Consumer discretionary 2.17%
Acushnet Co. 5.625% 12/1/2033 (g)	3,055	3,091
Advance Auto Parts, Inc. 5.95% 3/9/2028	3,355	3,436
Advance Auto Parts, Inc. 3.90% 4/15/2030	8,270	7,647
Advance Auto Parts, Inc. 3.50% 3/15/2032	3,289	2,844
Advance Auto Parts, Inc. 7.375% 8/1/2033 (g)	2,120	2,153
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	855	777
Alibaba Group Holding, Ltd. 4.50% 11/28/2034	930	917
Alibaba Group Holding, Ltd. 4.00% 12/6/2037	239	220
Allied Universal Holdco, LLC 4.625% 6/1/2028 (g)	22,900	22,602
Allied Universal Holdco, LLC 6.00% 6/1/2029 (g)	23,230	23,050
Allied Universal Holdco, LLC 6.875% 6/15/2030 (g)	7,180	7,461
Allied Universal Holdco, LLC 7.875% 2/15/2031 (g)	3,415	3,596
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029 (g)	21,802	22,711
Amazon.com, Inc. 4.10% 11/20/2030	12,250	12,255
Amazon.com, Inc. 4.35% 3/20/2033	12,250	12,199
Amazon.com, Inc. 4.65% 11/20/2035	14,422	14,286
Amazon.com, Inc. 5.45% 11/20/2055	29,507	28,757
Amazon.com, Inc. 5.55% 11/20/2065	17,000	16,507
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (g)	48,325	47,614
Asbury Automotive Group, Inc. 5.00% 2/15/2032 (g)	4,555	4,429
Boyd Gaming Corp. 4.75% 12/1/2027	22,590	22,592
Boyd Gaming Corp. 4.75% 6/15/2031 (g)	14,695	14,325
Boyne USA, Inc. 4.75% 5/15/2029 (g)	31,780	31,374

The Income Fund of America	11

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Brightstar Lottery PLC 5.75% 1/15/2033 (g)	USD3,775	$3,755
Caesars Entertainment, Inc. 4.625% 10/15/2029 (g)	22,645	21,758
Caesars Entertainment, Inc. 7.00% 2/15/2030 (g)	36,005	37,196
Caesars Entertainment, Inc. 6.50% 2/15/2032 (g)	27,275	27,903
Caesars Entertainment, Inc. 6.00% 10/15/2032 (g)	8,800	8,568
Carnival Corp. 4.00% 8/1/2028 (g)	1,995	1,975
Carnival Corp. 5.125% 5/1/2029 (g)	12,325	12,475
Carnival Corp. 7.00% 8/15/2029 (g)	9,630	10,084
Carnival Corp. 5.75% 3/15/2030 (g)	14,000	14,423
Carnival Corp. 5.75% 8/1/2032 (g)	56,810	58,416
Carnival Corp. 6.125% 2/15/2033 (g)	11,295	11,625
Cougar JV Subsidiary, LLC 8.00% 5/15/2032 (g)	20,605	22,034
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (g)	11,599	11,785
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028 (g)	1,108	1,130
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028 (g)	3,825	3,650
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (g)	6,460	6,647
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (g)	14,370	14,802
Fertitta Entertainment, LLC 4.625% 1/15/2029 (g)	37,058	35,857
Fertitta Entertainment, LLC 6.75% 1/15/2030 (g)	8,635	8,171
First Student Bidco, Inc. 4.00% 7/31/2029 (g)	38,200	37,235
Flutter Treasury DAC 5.875% 6/4/2031 (g)	10,635	10,778
Ford Motor Co. 3.25% 2/12/2032	88,550	78,685
Ford Motor Credit Co., LLC 6.95% 3/6/2026	2,180	2,184
Ford Motor Credit Co., LLC 4.271% 1/9/2027	8,820	8,817
Ford Motor Credit Co., LLC 5.85% 5/17/2027	4,000	4,067
Ford Motor Credit Co., LLC 4.95% 5/28/2027	680	684
Ford Motor Credit Co., LLC 4.125% 8/17/2027	6,910	6,879
Ford Motor Credit Co., LLC 3.815% 11/2/2027	1,350	1,336
Ford Motor Credit Co., LLC 6.798% 11/7/2028	4,244	4,471
Ford Motor Credit Co., LLC 2.90% 2/10/2029	17,000	16,114
Ford Motor Credit Co., LLC 5.80% 3/8/2029	40,957	42,114
Ford Motor Credit Co., LLC 4.97% 4/6/2029	780	784
Ford Motor Credit Co., LLC 5.113% 5/3/2029	16,757	16,893
Ford Motor Credit Co., LLC 5.875% 11/7/2029	17,805	18,368
Ford Motor Credit Co., LLC 7.20% 6/10/2030	1,925	2,071
Ford Motor Credit Co., LLC 5.73% 9/5/2030	43,407	44,456
Ford Motor Credit Co., LLC 4.00% 11/13/2030	51,645	49,151
Ford Motor Credit Co., LLC 6.05% 3/5/2031	53,551	55,375
Ford Motor Credit Co., LLC 3.625% 6/17/2031	21,447	19,829
Ford Motor Credit Co., LLC 6.054% 11/5/2031	114,398	118,188
Ford Motor Credit Co., LLC 6.532% 3/19/2032	56,470	59,568
Ford Motor Credit Co., LLC 5.753% 4/6/2033	29,892	30,179
Ford Motor Credit Co., LLC 7.122% 11/7/2033	29,159	31,517
Ford Motor Credit Co., LLC 6.125% 3/8/2034	51,692	52,893
Ford Motor Credit Co., LLC 6.50% 2/7/2035	20,880	21,789
Ford Motor Credit Co., LLC 5.869% 10/31/2035	112,761	112,329
Gap, Inc. 3.625% 10/1/2029 (g)	2,507	2,387
Gap, Inc. 3.875% 10/1/2031 (g)	1,670	1,549
General Motors Co. 6.60% 4/1/2036	5,110	5,569
General Motors Co. 6.75% 4/1/2046	12,230	13,162
General Motors Financial Co., Inc. 4.20% 10/27/2028	7,183	7,203
General Motors Financial Co., Inc. 4.90% 10/6/2029	2,500	2,541
General Motors Financial Co., Inc. 5.35% 1/7/2030	18,010	18,620
General Motors Financial Co., Inc. 5.45% 7/15/2030	69,000	71,719
General Motors Financial Co., Inc. 4.60% 1/8/2031	1,500	1,501
General Motors Financial Co., Inc. 5.90% 1/7/2035	32,462	33,819
General Motors Financial Co., Inc. 5.45% 1/8/2036	23,083	23,191
Genting New York, LLC 7.25% 10/1/2029 (g)	8,280	8,562
Grand Canyon University 4.375% 10/1/2026	2,500	2,472
Great Canadian Gaming Corp. 8.75% 11/15/2029 (g)	5,025	5,113
Group 1 Automotive, Inc. 6.375% 1/15/2030 (g)	12,220	12,567
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	30,661	30,735
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031 (g)	22,520	21,513
Hilton Domestic Operating Co., Inc. 5.75% 9/15/2033 (g)	31,890	32,505
Hilton Domestic Operating Co., Inc. 5.50% 3/31/2034 (g)	12,880	12,948
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029 (g)	17,560	17,082

12	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Home Depot, Inc. 1.50% 9/15/2028	USD5,000	$4,730
Home Depot, Inc. 2.95% 6/15/2029	5,000	4,851
Home Depot, Inc. 1.875% 9/15/2031	6,250	5,516
Home Depot, Inc. 5.95% 4/1/2041	12,500	13,433
Home Depot, Inc. 4.50% 12/6/2048	601	520
Home Depot, Inc. 5.30% 6/25/2054	8,500	8,165
Hyatt Hotels Corp. 5.05% 3/30/2028	7,086	7,222
Hyatt Hotels Corp. 5.75% 3/30/2032	6,694	7,017
Hyundai Capital America 1.50% 6/15/2026 (g)	7,378	7,311
Hyundai Capital America 5.45% 6/24/2026 (g)	7,781	7,826
Hyundai Capital America 1.65% 9/17/2026 (g)	950	937
Hyundai Capital America 3.00% 2/10/2027 (g)	19,500	19,297
Hyundai Capital America 4.85% 3/25/2027 (g)	25,000	25,228
Hyundai Capital America 4.875% 6/23/2027 (g)	8,450	8,543
Hyundai Capital America 5.275% 6/24/2027 (g)	12,573	12,778
Hyundai Capital America 2.375% 10/15/2027 (g)	2,371	2,305
Hyundai Capital America 4.90% 6/23/2028 (g)	11,406	11,598
Hyundai Capital America 2.10% 9/15/2028 (g)	4,125	3,915
Hyundai Capital America 4.25% 9/18/2028 (g)	2,338	2,342
Hyundai Capital America 4.25% 1/8/2029 (g)	6,745	6,760
Hyundai Capital America 5.30% 1/8/2030 (g)	18,000	18,559
Hyundai Capital America 5.10% 6/24/2030 (g)	9,959	10,204
Hyundai Capital America 4.50% 9/18/2030 (g)	1,043	1,044
Hyundai Capital America 5.40% 1/8/2031 (g)	1,995	2,069
Hyundai Capital Services, Inc. 1.25% 2/8/2026 (g)	3,490	3,488
International Game Technology PLC 5.25% 1/15/2029 (g)	38,300	38,258
KB Home 7.25% 7/15/2030	10,295	10,610
Kontoor Brands, Inc. 4.125% 11/15/2029 (g)	5,180	4,933
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (g)	45,987	45,340
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (g)	22,295	23,500
Levi Strauss & Co. 3.50% 3/1/2031 (g)	42,030	39,339
Light and Wonder International, Inc. 7.25% 11/15/2029 (g)	3,107	3,191
Light and Wonder International, Inc. 7.50% 9/1/2031 (g)	7,895	8,287
Light and Wonder International, Inc. 6.25% 10/1/2033 (g)	21,235	21,510
Lithia Motors, Inc. 3.875% 6/1/2029 (g)	37,385	36,185
Lithia Motors, Inc. 5.50% 10/1/2030 (g)	19,365	19,462
Lithia Motors, Inc. 4.375% 1/15/2031 (g)	4,550	4,382
Marriott International, Inc. 4.90% 4/15/2029	2,504	2,560
Marriott International, Inc. 2.75% 10/15/2033	3,220	2,814
McDonald’s Corp. 4.60% 9/9/2032	1,790	1,820
Melco Resorts Finance, Ltd. 5.75% 7/21/2028 (g)	11,330	11,339
MGM Resorts International 5.50% 4/15/2027	3,617	3,642
Newell Brands, Inc. 8.50% 6/1/2028 (g)	15,130	15,874
Newell Brands, Inc. 6.625% 9/15/2029	22,945	22,989
Newell Brands, Inc. 6.375% 5/15/2030	24,145	23,890
Newell Brands, Inc. 6.625% 5/15/2032	24,710	24,217
Newell Brands, Inc. 7.375% 4/1/2036	4,510	4,368
Nissan Motor Acceptance Co., LLC 6.125% 9/30/2030 (g)	43,665	43,575
Nissan Motor Acceptance Corp. 2.00% 3/9/2026 (g)	16,020	15,960
Nissan Motor Acceptance Corp. 6.95% 9/15/2026 (g)	1,860	1,886
Nissan Motor Acceptance Corp. 1.85% 9/16/2026 (g)	17,890	17,531
Nissan Motor Acceptance Corp. 2.75% 3/9/2028 (g)	19,362	18,468
Nissan Motor Acceptance Corp. 2.45% 9/15/2028 (g)	9,883	9,200
Nissan Motor Acceptance Corp. 7.05% 9/15/2028 (g)	9,310	9,661
Nissan Motor Co., Ltd. 4.345% 9/17/2027 (g)	17,914	17,735
Nissan Motor Co., Ltd. 7.50% 7/17/2030 (g)	42,905	45,088
Nissan Motor Co., Ltd. 4.81% 9/17/2030 (g)	952	900
Nissan Motor Co., Ltd. 7.75% 7/17/2032 (g)	41,940	44,300
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (g)	67,010	71,622
Party City Holdings, Inc. 0% 8/27/2030 (b)	31,139	623
Penske Automotive Group, Inc. 3.75% 6/15/2029	7,275	7,033
RHP Hotel Properties, LP 7.25% 7/15/2028 (g)	15,445	15,961
RHP Hotel Properties, LP 4.50% 2/15/2029 (g)	22,335	22,030
RHP Hotel Properties, LP 6.50% 6/15/2033 (g)	17,660	18,315
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028 (g)	2,000	2,042
Royal Caribbean Cruises, Ltd. 5.625% 9/30/2031 (g)	5,495	5,651

The Income Fund of America	13

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033 (g)	USD15,000	$15,467
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	11,919	11,949
Sally Holdings, LLC 6.75% 3/1/2032	34,980	36,285
Sands China, Ltd. 2.30% 3/8/2027	1,477	1,446
Scientific Games Holdings, LP 6.625% 3/1/2030 (g)	6,735	6,151
Service Corp. International 4.625% 12/15/2027	5,715	5,727
Service Corp. International 3.375% 8/15/2030	3,320	3,107
Service Corp. International 4.00% 5/15/2031	7,200	6,857
Service Corp. International 5.75% 10/15/2032	11,135	11,326
Six Flags Entertainment Corp. 8.625% 1/15/2032 (g)	8,980	9,170
Somnigroup International, Inc. 4.00% 4/15/2029 (g)	4,625	4,490
Sonic Automotive, Inc. 4.625% 11/15/2029 (g)	53,085	52,216
Sonic Automotive, Inc. 4.875% 11/15/2031 (g)	46,860	45,209
Starbucks Corp. 5.00% 2/15/2034	4,165	4,247
Starbucks Corp. 5.40% 5/15/2035	8,569	8,885
Station Casinos, LLC 6.625% 3/15/2032 (g)	9,665	9,891
TopBuild Corp. 5.625% 1/31/2034 (g)	13,320	13,448
Toyota Motor Credit Corp. 1.90% 1/13/2027	8,500	8,360
Travel + Leisure Co. 4.50% 12/1/2029 (g)	18,020	17,578
Universal Entertainment Corp. 9.875% 8/1/2029 (g)	3,430	3,376
Vail Resorts, Inc. 5.625% 7/15/2030 (d)(g)	10,760	10,933
Vail Resorts, Inc. 6.50% 5/15/2032 (d)(g)	19,955	20,753
Valvoline, Inc. 3.625% 6/15/2031 (g)	28,499	26,195
Volkswagen Group of America Finance, LLC 4.45% 9/11/2027 (g)	8,000	8,028
Volkswagen Group of America Finance, LLC 4.55% 9/11/2028 (g)	8,000	8,057
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029 (g)	4,276	4,344
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030 (g)	6,880	7,377
Whirlpool Corp. 6.125% 6/15/2030	10,405	10,442
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028 (g)	20,505	20,278
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (g)	3,745	3,758
Wynn Resorts Finance, LLC 7.125% 2/15/2031 (g)	13,965	15,055
ZF North America Capital, Inc. 7.50% 3/24/2031 (g)	5,045	5,174
		3,135,937

Energy 1.87%
Antero Midstream Partners, LP 5.375% 6/15/2029 (g)	17,795	17,835
Antero Midstream Partners, LP 6.625% 2/1/2032 (g)	2,430	2,526
Antero Midstream Partners, LP 5.75% 7/1/2034 (g)	18,060	18,252
APA Corp. 5.35% 7/1/2049	1,060	897
Archrock Partners, LP 6.625% 9/1/2032 (g)	3,520	3,651
Archrock Services, LP 6.00% 2/1/2034 (g)	6,385	6,383
Ascent Resources Utica Holdings, LLC 9.00% 11/1/2027 (g)	959	1,182
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (g)	24,790	24,976
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032 (g)	25,230	26,162
Ascent Resources Utica Holdings, LLC 6.625% 7/15/2033 (g)	13,715	14,211
Baker Hughes Holdings, LLC 4.486% 5/1/2030	1,400	1,416
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031 (g)	36,675	36,491
Blue Racer Midstream, LLC 7.00% 7/15/2029 (g)	4,095	4,270
Blue Racer Midstream, LLC 7.25% 7/15/2032 (g)	3,045	3,230
Borr IHC, Ltd. 10.00% 11/15/2028 (g)	42,700	43,890
Borr IHC, Ltd. 10.375% 11/15/2030 (g)	1,865	1,909
Canadian Natural Resources, Ltd. 3.85% 6/1/2027	200	200
Canadian Natural Resources, Ltd. 4.95% 6/1/2047	534	473
Caturus Energy, LLC 8.50% 2/15/2030 (g)	9,105	9,499
Cheniere Energy, Inc. 4.625% 10/15/2028	22,775	22,776
Chord Energy Corp. 6.75% 3/15/2033 (g)	20,320	21,077
CITGO Petroleum Corp. 8.375% 1/15/2029 (g)	32,845	34,237
CNX Midstream Partners, LP 4.75% 4/15/2030 (g)	8,065	7,841
CNX Resources Corp. 6.00% 1/15/2029 (g)	37,027	37,262
CNX Resources Corp. 7.375% 1/15/2031 (g)	25,699	26,702
CNX Resources Corp. 7.25% 3/1/2032 (g)	25,880	27,093
Comstock Resources, Inc. 6.75% 3/1/2029 (g)	22,880	23,040
Comstock Resources, Inc. 5.875% 1/15/2030 (g)	18,845	18,399
Constellation Oil Services Holding SA 9.375% 11/7/2029 (g)	51,000	53,366
Constellation Oil Services Holding SA 9.375% 11/7/2029	3,460	3,621

14	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Crescent Energy Finance, LLC 9.25% 2/15/2028 (g)	USD26,270	$27,047
Crescent Energy Finance, LLC 7.625% 4/1/2032 (g)	11,750	11,661
Crescent Energy Finance, LLC 7.875% 4/15/2032 (g)	15,465	15,396
Crescent Energy Finance, LLC 7.375% 1/15/2033 (g)	32,175	31,155
Crescent Energy Finance, LLC 8.375% 1/15/2034 (g)	13,055	13,188
Devon Energy Corp. 4.50% 1/15/2030	3,138	3,158
Devon Energy Corp. 5.20% 9/15/2034	3,183	3,211
Devon Energy Corp. 5.75% 9/15/2054	12,317	11,710
Diamond Foreign Asset Co. 8.50% 10/1/2030 (g)	4,545	4,836
Diamondback Energy, Inc. 5.75% 4/18/2054	4,482	4,285
DT Midstream, Inc. 4.125% 6/15/2029 (g)	8,935	8,835
DT Midstream, Inc. 4.375% 6/15/2031 (g)	9,670	9,484
Ecopetrol SA 8.875% 1/13/2033	33,219	35,727
Energy Transfer, LP 7.375% 2/1/2031 (g)	14,441	14,988
Enterprise Products Operating, LLC 4.60% 1/15/2031	657	666
Enterprise Products Operating, LLC 5.20% 1/15/2036	1,842	1,875
Enterprise Products Operating, LLC 3.20% 2/15/2052	400	265
EOG Resources, Inc. 4.40% 1/15/2031	1,673	1,676
EOG Resources, Inc. 5.65% 12/1/2054	4,909	4,827
Equinor ASA 4.25% 11/23/2041	3,000	2,662
Expand Energy Corp. 4.875% 4/15/2022 (k)	28,085	4
Expand Energy Corp. 4.75% 2/1/2032	975	966
Exxon Mobil Corp. 2.44% 8/16/2029	65	62
Genesis Energy, LP 7.75% 2/1/2028	15,880	15,957
Genesis Energy, LP 8.25% 1/15/2029	28,935	30,179
Genesis Energy, LP 8.875% 4/15/2030	31,359	33,021
Genesis Energy, LP 7.875% 5/15/2032	22,295	23,278
Global Partners, LP 8.25% 1/15/2032 (g)	7,690	8,110
Global Partners, LP 7.125% 7/1/2033 (g)	5,730	5,873
Harvest Midstream I, LP 7.50% 9/1/2028 (g)	21,620	21,929
Harvest Midstream I, LP 7.50% 5/15/2032 (g)	18,570	19,411
Hess Midstream Operations, LP 5.875% 3/1/2028 (g)	5,150	5,250
Hess Midstream Operations, LP 5.125% 6/15/2028 (g)	14,435	14,446
Hess Midstream Operations, LP 6.50% 6/1/2029 (g)	7,135	7,389
Hess Midstream Operations, LP 4.25% 2/15/2030 (g)	5,020	4,906
Hess Midstream Operations, LP 5.50% 10/15/2030 (g)	8,545	8,664
Hilcorp Energy I, LP 5.75% 2/1/2029 (g)	1,410	1,411
Hilcorp Energy I, LP 6.00% 4/15/2030 (g)	17,350	17,085
Hilcorp Energy I, LP 6.00% 2/1/2031 (g)	25,185	24,340
Hilcorp Energy I, LP 6.25% 4/15/2032 (g)	3,840	3,685
Hilcorp Energy I, LP 8.375% 11/1/2033 (g)	18,035	18,735
Hilcorp Energy I, LP 6.875% 5/15/2034 (g)	5,350	5,159
Kinder Morgan Energy Partners, LP 4.70% 11/1/2042	33,265	29,837
Kinder Morgan Energy Partners, LP 5.00% 3/1/2043	20,000	18,423
Kinder Morgan, Inc. 5.00% 2/1/2029	3	3
Kinder Morgan, Inc. 5.40% 2/1/2034	890	921
Kinder Morgan, Inc. 5.45% 8/1/2052	264	248
Kodiak Gas Services, LLC 7.25% 2/15/2029 (g)	16,690	17,321
Kodiak Gas Services, LLC 6.50% 10/1/2033 (g)	1,760	1,804
Kodiak Gas Services, LLC 6.75% 10/1/2035 (g)	1,760	1,820
Matador Resources Co. 6.50% 4/15/2032 (g)	11,845	12,068
Matador Resources Co. 6.25% 4/15/2033 (g)	10,760	10,850
Mesquite Energy, Inc. 7.25% 2/15/2023 (g)(k)	5,374	27
MPLX, LP 1.75% 3/1/2026	1,950	1,946
MPLX, LP 5.40% 9/15/2035	2,372	2,392
Murphy Oil Corp. 6.00% 10/1/2032	5,070	5,068
Nabors Industries, Inc. 9.125% 1/31/2030 (g)	38,225	40,396
Nabors Industries, Inc. 7.625% 11/15/2032 (g)	35,540	36,226
New Fortress Energy, Inc. 6.50% 9/30/2026 (g)	13,935	1,313
NFE Financing, LLC 12.00% 11/15/2029 (g)(k)	296,698	105,125
Noble Finance II, LLC 8.00% 4/15/2030 (g)	33,050	34,471
Northern Oil and Gas, Inc. 8.75% 6/15/2031 (g)	39,610	40,996
Northern Oil and Gas, Inc. 7.875% 10/15/2033 (g)	21,455	21,676
NuStar Logistics, LP 6.00% 6/1/2026	9,165	9,197
NuStar Logistics, LP 5.625% 4/28/2027	6,754	6,838
Occidental Petroleum Corp. 8.875% 7/15/2030	34,900	40,293

The Income Fund of America	15

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Occidental Petroleum Corp. 6.625% 9/1/2030	USD42,000	$45,183
Occidental Petroleum Corp. 5.375% 1/1/2032	23,000	23,668
Occidental Petroleum Corp. 5.55% 10/1/2034	34,622	35,435
Occidental Petroleum Corp. 6.45% 9/15/2036	4,428	4,726
Permian Resources Operating, LLC 8.00% 4/15/2027 (g)	8,455	8,537
Permian Resources Operating, LLC 5.875% 7/1/2029 (g)	650	653
Permian Resources Operating, LLC 9.875% 7/15/2031 (g)	16,931	18,173
Permian Resources Operating, LLC 7.00% 1/15/2032 (g)	12,880	13,510
Permian Resources Operating, LLC 6.25% 2/1/2033 (g)	13,335	13,745
Petroleos Mexicanos 6.49% 1/23/2027	2,663	2,701
Petroleos Mexicanos 6.50% 3/13/2027	9,370	9,547
Petroleos Mexicanos 5.35% 2/12/2028	4,967	5,012
Petroleos Mexicanos 6.50% 1/23/2029	865	882
Petroleos Mexicanos 8.75% 6/2/2029	32,208	34,602
Petroleos Mexicanos 6.84% 1/23/2030	25,862	26,544
Petroleos Mexicanos 5.95% 1/28/2031	54,032	52,745
Petroleos Mexicanos 6.70% 2/16/2032	123,631	123,509
Petroleos Mexicanos 10.00% 2/7/2033	18,000	20,995
Petroleos Mexicanos 6.625% 6/15/2035	12,000	11,441
Petroleos Mexicanos 7.69% 1/23/2050	21,028	18,933
Petroleos Mexicanos 6.95% 1/28/2060	34,817	28,381
Plains All American Pipeline, LP 3.80% 9/15/2030	450	438
Range Resources Corp. 4.75% 2/15/2030 (g)	4,415	4,357
Saudi Arabian Oil Co. 4.00% 2/2/2029 (g)	11,435	11,371
Saudi Arabian Oil Co. 4.375% 2/2/2031 (g)	33,866	33,593
Saudi Arabian Oil Co. 5.00% 2/2/2036 (g)	2,793	2,750
Saudi Arabian Oil Co. 6.00% 2/2/2056 (g)	2,500	2,443
Seadrill Finance, Ltd. 8.375% 8/1/2030 (g)	10,965	11,496
SM Energy Co. 8.375% 7/1/2028 (g)	16,625	17,133
SM Energy Co. 6.50% 7/15/2028	2,975	3,020
SM Energy Co. 8.625% 11/1/2030 (g)	7,165	7,582
SM Energy Co. 8.75% 7/1/2031 (g)	31,405	33,026
SM Energy Co. 9.625% 6/15/2033 (g)	5,980	6,543
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029	2,952	2,998
Suburban Propane Partners, LP 5.00% 6/1/2031 (g)	6,125	5,886
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (g)	19,570	20,457
Sunoco, LP 6.00% 4/15/2027	12,160	12,179
Sunoco, LP 5.875% 3/15/2028	12,700	12,735
Sunoco, LP 7.00% 9/15/2028 (g)	14,945	15,439
Sunoco, LP 7.00% 5/1/2029 (g)	10,240	10,654
Sunoco, LP 4.50% 5/15/2029	14,025	13,812
Sunoco, LP 4.50% 10/1/2029 (g)	1,735	1,702
Sunoco, LP 4.50% 4/30/2030	6,950	6,790
Sunoco, LP 4.625% 5/1/2030 (g)	5,545	5,410
Sunoco, LP 5.625% 3/15/2031 (g)	7,715	7,766
Sunoco, LP 7.25% 5/1/2032 (g)	1,385	1,466
Sunoco, LP 6.25% 7/1/2033 (g)	14,590	14,974
Sunoco, LP 5.875% 3/15/2034 (g)	8,715	8,742
Sunoco, LP 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (g)(j)	14,755	15,207
Superior Plus, LP 4.50% 3/15/2029 (g)	9,082	8,878
Talos Production, Inc. 9.00% 2/1/2029 (g)	8,450	8,811
Talos Production, Inc. 9.375% 2/1/2031 (g)	13,725	14,548
Tidewater, Inc. 9.125% 7/15/2030 (g)	4,155	4,497
TotalEnergies Capital SA 5.275% 9/10/2054	7,500	7,093
TotalEnergies Capital USA, LLC 4.248% 1/13/2031	21,927	21,932
TransCanada Pipelines, Ltd. 4.10% 4/15/2030	4,504	4,458
Transocean International, Ltd. 8.75% 2/15/2030 (g)	1,267	1,322
Transocean International, Ltd. 7.875% 10/15/2032 (g)	2,435	2,570
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (g)	25,070	25,655
Transocean, Inc. 8.25% 5/15/2029 (g)	9,080	9,256
Transocean, Inc. 8.50% 5/15/2031 (g)	14,395	14,663
USA Compression Partners, LP 6.25% 10/1/2033 (g)	17,450	17,685
Valero Energy Corp. 4.00% 4/1/2029	5,000	4,975
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (g)	20,300	19,295
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030 (g)	9,201	9,434

16	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Energy (continued)
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (g)	USD40,865	$37,730
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033 (g)	1,900	1,650
Venture Global LNG, Inc. 8.125% 6/1/2028 (g)	12,415	12,718
Venture Global LNG, Inc. 7.00% 1/15/2030 (g)	16,110	16,220
Venture Global LNG, Inc. 8.375% 6/1/2031 (g)	75,260	77,026
Venture Global LNG, Inc. 9.875% 2/1/2032 (g)	21,190	22,417
Venture Global Plaquemines LNG, LLC 6.125% 12/15/2030 (g)	15,889	16,362
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (g)	22,745	24,951
Venture Global Plaquemines LNG, LLC 6.50% 1/15/2034 (g)	15,050	15,626
Venture Global Plaquemines LNG, LLC 6.50% 6/15/2034 (g)	8,475	8,781
Venture Global Plaquemines LNG, LLC 7.75% 5/1/2035 (g)	14,885	16,606
Venture Global Plaquemines LNG, LLC 6.75% 1/15/2036 (g)	31,050	32,563
Weatherford International, Ltd. 8.625% 4/30/2030 (g)	31,671	32,439
Weatherford International, Ltd. 6.75% 10/15/2033 (g)	6,800	7,046
		2,694,736

Health care 1.41%
1261229 B.C., Ltd. 10.00% 4/15/2032 (g)	65,663	67,453
AbbVie, Inc. 4.95% 3/15/2031	20,925	21,625
AbbVie, Inc. 5.05% 3/15/2034	1,050	1,077
AbbVie, Inc. 4.55% 3/15/2035	6,750	6,642
AbbVie, Inc. 5.20% 3/15/2035	5,093	5,254
AbbVie, Inc. 5.35% 3/15/2044	375	372
AbbVie, Inc. 4.75% 3/15/2045	1,203	1,097
AbbVie, Inc. 5.40% 3/15/2054	10,500	10,191
AbbVie, Inc. 5.60% 3/15/2055	3,451	3,453
Accendra Health, Inc. 4.50% 3/31/2029 (g)	66,750	43,973
Accendra Health, Inc. 6.625% 4/1/2030 (g)	36,597	20,616
AdaptHealth, LLC 6.125% 8/1/2028 (g)	420	422
AdaptHealth, LLC 4.625% 8/1/2029 (g)	12,905	12,472
AdaptHealth, LLC 5.125% 3/1/2030 (g)	6,015	5,845
Amgen, Inc. 5.25% 3/2/2033	15,668	16,219
Amgen, Inc. 5.60% 3/2/2043	6,753	6,807
Amgen, Inc. 5.65% 3/2/2053	8,387	8,261
Amgen, Inc. 4.40% 2/22/2062	3,249	2,552
Amgen, Inc. 5.75% 3/2/2063	1,847	1,807
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,612	5,364
AstraZeneca Finance, LLC 4.90% 2/26/2031	4,050	4,187
AstraZeneca Finance, LLC 5.00% 2/26/2034	8,375	8,628
Avantor Funding, Inc. 4.625% 7/15/2028 (g)	13,775	13,676
Avantor Funding, Inc. 3.875% 11/1/2029 (g)	29,725	28,560
Bausch + Lomb Corp. 8.375% 10/1/2028 (g)	17,435	18,198
Bausch Health Americas, Inc. 8.50% 1/31/2027 (g)	37,720	37,554
Bausch Health Cos., Inc. 4.875% 6/1/2028 (g)	289	268
Baxter International, Inc. 1.915% 2/1/2027	4,235	4,148
Baxter International, Inc. 2.272% 12/1/2028	5,534	5,246
Baxter International, Inc. 4.45% 2/15/2029	369	370
Baxter International, Inc. 4.90% 12/15/2030	1,984	2,000
Baxter International, Inc. 5.65% 12/15/2035	404	408
Bayer US Finance II, LLC 4.40% 7/15/2044 (g)	13,090	10,603
Bayer US Finance, LLC 6.125% 11/21/2026 (g)	9,951	10,093
Bayer US Finance, LLC 6.25% 1/21/2029 (g)	5,902	6,206
BioMarin Pharmaceutical, Inc. 5.50% 2/15/2034 (g)	13,585	13,640
Bristol-Myers Squibb Co. 5.20% 2/22/2034	18,525	19,174
Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,500	1,469
Centene Corp. 4.25% 12/15/2027	29,109	28,950
Centene Corp. 2.45% 7/15/2028	15,555	14,644
Centene Corp. 4.625% 12/15/2029	24,871	24,256
Centene Corp. 3.375% 2/15/2030	20,203	18,647
Centene Corp. 3.00% 10/15/2030	1,760	1,577
Centene Corp. 2.50% 3/1/2031	32,360	28,000
Centene Corp. 2.625% 8/1/2031	16,982	14,615
Charles River Laboratories International, Inc. 4.25% 5/1/2028 (g)	27,840	27,506
CHS / Community Health Systems, Inc. 6.00% 1/15/2029 (g)	900	898
CHS / Community Health Systems, Inc. 6.875% 4/15/2029 (g)	11,400	10,493

The Income Fund of America	17

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (g)	USD38,125	$35,977
CHS / Community Health Systems, Inc. 4.75% 2/15/2031 (g)	8,075	7,250
CHS / Community Health Systems, Inc. 10.875% 1/15/2032 (g)	17,882	19,273
Cigna Group (The) 4.875% 9/15/2032	2,000	2,025
Cigna Group (The) 5.25% 1/15/2036	13,439	13,632
Cigna Group (The) 6.00% 1/15/2056	8,878	9,061
CVS Health Corp. 5.00% 1/30/2029	7,413	7,575
CVS Health Corp. 5.40% 6/1/2029	9,561	9,902
CVS Health Corp. 5.55% 6/1/2031	7,012	7,334
CVS Health Corp. 5.00% 9/15/2032	526	535
CVS Health Corp. 5.70% 6/1/2034	8,598	8,947
CVS Health Corp. 5.45% 9/15/2035	895	911
CVS Health Corp. 6.20% 9/15/2055	8,259	8,347
DaVita, Inc. 4.625% 6/1/2030 (g)	14,595	14,050
DaVita, Inc. 3.75% 2/15/2031 (g)	20,865	19,154
DaVita, Inc. 6.875% 9/1/2032 (g)	7,235	7,457
DaVita, Inc. 6.75% 7/15/2033 (g)	20,730	21,292
Elevance Health, Inc. 5.20% 2/15/2035	2,213	2,247
Elevance Health, Inc. 5.00% 1/15/2036	1,627	1,615
Elevance Health, Inc. 5.125% 2/15/2053	1,296	1,167
Elevance Health, Inc. 5.70% 9/15/2055	12,750	12,433
Eli Lilly and Co. 5.10% 2/12/2035	14,179	14,620
Eli Lilly and Co. 4.90% 10/15/2035	3,000	3,037
Eli Lilly and Co. 5.55% 10/15/2055	1,259	1,262
Encompass Health Corp. 4.50% 2/1/2028	13,743	13,686
Encompass Health Corp. 4.75% 2/1/2030	4,560	4,542
Endo Finance Holdings, LP 8.50% 4/15/2031 (g)	40,740	43,158
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	2,726	2,782
Gilead Sciences, Inc. 5.25% 10/15/2033	7,353	7,706
Gilead Sciences, Inc. 5.55% 10/15/2053	3,059	3,041
Humana, Inc. 5.375% 4/15/2031	6,292	6,447
Humana, Inc. 5.55% 5/1/2035	10,618	10,652
Humana, Inc. 5.75% 4/15/2054	2,916	2,689
IQVIA, Inc. 5.00% 5/15/2027 (g)	11,510	11,520
IQVIA, Inc. 6.50% 5/15/2030 (g)	37,505	38,878
IQVIA, Inc. 6.25% 6/1/2032 (g)	23,110	24,039
Jazz Securities DAC 4.375% 1/15/2029 (g)	14,125	13,905
Medline Borrower, LP 3.875% 4/1/2029 (g)	7,795	7,627
Medline Borrower, LP 6.25% 4/1/2029 (g)	30,169	31,176
Medline Borrower, LP 5.25% 10/1/2029 (g)	31,235	31,309
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028	5,455	5,497
Molina Healthcare, Inc. 4.375% 6/15/2028 (g)	25,995	25,548
Molina Healthcare, Inc. 3.875% 11/15/2030 (g)	14,335	13,233
Molina Healthcare, Inc. 6.50% 2/15/2031 (g)	13,455	13,806
Molina Healthcare, Inc. 3.875% 5/15/2032 (g)	88,220	79,459
Molina Healthcare, Inc. 6.25% 1/15/2033 (g)	33,245	33,502
Novant Health, Inc. 3.168% 11/1/2051	5,000	3,329
Perrigo Finance Unlimited Co. 6.125% 9/30/2032	12,895	12,694
Pfizer, Inc. 4.50% 11/15/2032	16,500	16,557
Pfizer, Inc. 5.60% 11/15/2055	3,000	2,983
Pfizer, Inc. 5.70% 11/15/2065	2,000	1,973
Radiology Partners, Inc. 9.781% PIK 2/15/2030 (g)(h)	38,253	38,300
Radiology Partners, Inc. 8.50% 7/15/2032 (g)	65,015	68,345
Rede D’Or Finance SARL 4.95% 1/17/2028	200	200
Rede D’Or Finance SARL 4.50% 1/22/2030	400	390
Roche Holdings, Inc. 4.203% 9/9/2029 (g)	6,953	7,002
Roche Holdings, Inc. 4.592% 9/9/2034 (g)	3,703	3,696
Summa Health 3.511% 11/15/2051	2,150	1,601
Surgery Center Holdings, Inc. 7.25% 4/15/2032 (g)	36,500	36,794
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	16,803	17,017
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	1,547	1,572
Tenet Healthcare Corp. 5.125% 11/1/2027	3,750	3,753
Tenet Healthcare Corp. 4.625% 6/15/2028	5,630	5,617
Tenet Healthcare Corp. 6.125% 10/1/2028	12,250	12,270
Tenet Healthcare Corp. 4.25% 6/1/2029	17,140	16,853
Tenet Healthcare Corp. 6.75% 5/15/2031	14,510	15,080

18	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Health care (continued)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD19,453	$19,308
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	47,053	47,089
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	181,221	188,296
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	129,715	131,032
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	18,636	20,448
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	2,900	3,330
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	22,170	23,224
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	9,379	7,182
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	31,820	32,971
UnitedHealth Group, Inc. 4.95% 1/15/2032	9,261	9,480
UnitedHealth Group, Inc. 5.15% 7/15/2034	7,300	7,450
UnitedHealth Group, Inc. 5.30% 6/15/2035	11,177	11,506
UnitedHealth Group, Inc. 5.625% 7/15/2054	9,300	9,062
UnitedHealth Group, Inc. 5.95% 6/15/2055	9,877	10,096
Viatris, Inc. 4.00% 6/22/2050	4,284	2,877
		2,038,198

Information technology 1.02%
Accenture Capital, Inc. 4.25% 10/4/2031	8,263	8,267
Accenture Capital, Inc. 4.50% 10/4/2034	7,868	7,741
Amphenol Corp. 4.625% 2/15/2036	21,297	20,838
Amphenol Corp. 5.30% 11/15/2055	10,325	9,856
ams-OSRAM AG 12.25% 3/30/2029 (g)	36,330	38,785
Analog Devices, Inc. 5.05% 4/1/2034	3,616	3,731
Analog Devices, Inc. 5.30% 4/1/2054	4,974	4,809
Broadcom, Inc. 4.35% 2/15/2030	3,269	3,288
Broadcom, Inc. 5.15% 11/15/2031	938	973
Broadcom, Inc. 4.55% 2/15/2032	911	911
Broadcom, Inc. 4.80% 10/15/2034	929	928
Broadcom, Inc. 5.20% 7/15/2035	14,887	15,218
Broadcom, Inc. 4.80% 2/15/2036	1,929	1,905
Broadcom, Inc. 3.187% 11/15/2036 (g)	239	203
Broadcom, Inc. 4.90% 2/15/2038	12,995	12,725
Cisco Systems, Inc. 5.10% 2/24/2035	17,098	17,535
Cloud Software Group, Inc. 6.50% 3/31/2029 (g)	50,210	49,948
Cloud Software Group, Inc. 9.00% 9/30/2029 (g)	82,130	83,029
Cloud Software Group, Inc. 8.25% 6/30/2032 (g)	30,225	30,772
Cloud Software Group, Inc. 6.625% 8/15/2033 (g)	19,205	18,429
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (d)(g)	118,485	125,781
Ellucian Holdings, Inc. 6.50% 12/1/2029 (g)	18,775	18,523
Entegris, Inc. 3.625% 5/1/2029 (g)	30,000	28,938
Fair Isaac Corp. 4.00% 6/15/2028 (g)	16,730	16,465
Fair Isaac Corp. 6.00% 5/15/2033 (g)	34,600	35,275
Gartner, Inc. 4.50% 7/1/2028 (g)	14,275	14,243
Hughes Satellite Systems Corp. 5.25% 8/1/2026	149,996	141,991
Hughes Satellite Systems Corp. 6.625% 8/1/2026	133,366	117,120
Intel Corp. 5.20% 2/10/2033	16,000	16,323
Intel Corp. 3.05% 8/12/2051	2,040	1,272
Intel Corp. 4.90% 8/5/2052	9,000	7,565
Intel Corp. 5.60% 2/21/2054	10,509	9,861
Microchip Technology, Inc. 5.05% 3/15/2029	8,175	8,367
NCR Atleos Corp. 9.50% 4/1/2029 (g)	59,983	64,315
NCR Voyix Corp. 5.125% 4/15/2029 (g)	4,281	4,223
Oracle Corp. 3.25% 11/15/2027	5,000	4,905
Oracle Corp. 4.80% 9/26/2032	35,000	33,898
Oracle Corp. 6.25% 11/9/2032	25,176	26,289
Oracle Corp. 5.20% 9/26/2035	54,330	51,806
Oracle Corp. 5.875% 9/26/2045	37,430	33,682
Oracle Corp. 6.00% 8/3/2055	10,956	9,599
Oracle Corp. 5.95% 9/26/2055	31,264	27,594
Oracle Corp. 6.10% 9/26/2065	17,012	14,837
Roper Technologies, Inc. 5.10% 9/15/2035	559	558
Shift4 Payments, LLC 6.75% 8/15/2032 (g)	14,530	14,831
Synaptics, Inc. 4.00% 6/15/2029 (g)	3,700	3,597
Synopsys, Inc. 4.85% 4/1/2030	7,467	7,622

The Income Fund of America	19

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology (continued)
Synopsys, Inc. 5.15% 4/1/2035	USD8,029	$8,142
Synopsys, Inc. 5.70% 4/1/2055	4,101	4,049
Texas Instruments, Inc. 4.60% 2/8/2029	4,408	4,507
Texas Instruments, Inc. 4.85% 2/8/2034	2,294	2,352
Texas Instruments, Inc. 5.10% 5/23/2035	8,250	8,509
Texas Instruments, Inc. 5.15% 2/8/2054	8,750	8,303
UKG, Inc. 6.875% 2/1/2031 (g)	13,825	13,825
Unisys Corp. 10.625% 1/15/2031 (g)	23,393	22,213
Viasat, Inc. 5.625% 4/15/2027 (g)	95,464	95,574
Viasat, Inc. 6.50% 7/15/2028 (g)	27,508	27,178
Viasat, Inc. 7.50% 5/30/2031 (g)	68,280	66,392
Viavi Solutions, Inc. 3.75% 10/1/2029 (g)	4,675	4,448
VoltaGrid, LLC 7.375% 11/1/2030 (g)	4,520	4,580
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (f)(h)	14,646	15,910
WULF Compute, LLC 7.75% 10/15/2030 (g)	17,350	18,113
		1,473,466

Real estate 0.97%
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028	975	973
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029	4,851	4,580
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031	2,375	2,226
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033	4,323	3,550
American Tower Corp. 3.55% 7/15/2027	2,525	2,508
American Tower Corp. 2.30% 9/15/2031	2,000	1,781
American Tower Corp. 2.95% 1/15/2051	4,250	2,706
Anywhere Real Estate Group, LLC 5.75% 1/15/2029 (g)	18,200	17,970
Anywhere Real Estate Group, LLC 5.25% 4/15/2030 (g)	18,410	17,573
Boston Properties, LP 6.75% 12/1/2027	25,000	26,131
Boston Properties, LP 2.90% 3/15/2030	2,310	2,171
Boston Properties, LP 3.25% 1/30/2031	10,206	9,582
Boston Properties, LP 2.55% 4/1/2032	4,508	3,943
Boston Properties, LP 2.45% 10/1/2033	12,250	10,133
Boston Properties, LP 6.50% 1/15/2034	4,363	4,683
Boston Properties, LP 5.75% 1/15/2035	7,472	7,657
Equinix, Inc. 1.45% 5/15/2026	13,335	13,239
Extra Space Storage, LP 2.35% 3/15/2032	1,949	1,704
Forestar Group, Inc. 6.50% 3/15/2033 (g)	37,785	38,657
Howard Hughes Corp. (The) 5.375% 8/1/2028 (g)	79,990	80,017
Howard Hughes Corp. (The) 4.125% 2/1/2029 (g)	62,975	60,956
Howard Hughes Corp. (The) 4.375% 2/1/2031 (g)	91,075	86,328
Hudson Pacific Properties, LP 3.25% 1/15/2030	5,875	4,989
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031	3,300	2,875
Iron Mountain, Inc. 4.875% 9/15/2027 (g)	6,865	6,864
Iron Mountain, Inc. 5.00% 7/15/2028 (g)	11,466	11,447
Iron Mountain, Inc. 4.875% 9/15/2029 (g)	9,300	9,187
Iron Mountain, Inc. 5.25% 7/15/2030 (g)	33,830	33,520
Iron Mountain, Inc. 4.50% 2/15/2031 (g)	43,400	41,503
Iron Mountain, Inc. 6.25% 1/15/2033 (g)	18,170	18,372
Kennedy-Wilson, Inc. 4.75% 3/1/2029	39,392	38,578
Kennedy-Wilson, Inc. 4.75% 2/1/2030	66,356	63,828
Kennedy-Wilson, Inc. 5.00% 3/1/2031	39,753	38,216
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027 (g)	26,434	26,303
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (g)	3,335	3,309
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	18,049	18,565
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031 (g)	7,535	7,999
MPT Operating Partnership, LP 5.00% 10/15/2027	162,821	159,290
MPT Operating Partnership, LP 4.625% 8/1/2029	24,890	21,360
MPT Operating Partnership, LP 3.50% 3/15/2031	1,175	872
MPT Operating Partnership, LP 8.50% 2/15/2032 (g)	100,351	107,570
Park Intermediate Holdings, LLC 5.875% 10/1/2028 (g)	5,010	5,013
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (g)	22,600	22,122
Park Intermediate Holdings, LLC 7.00% 2/1/2030 (g)	8,695	8,964
Pebblebrook Hotel, LP 6.375% 10/15/2029 (g)	29,400	30,075
Piedmont Operating Partnership, LP 5.625% 1/15/2033	1,912	1,923
Prologis, LP 4.875% 6/15/2028	3,841	3,929

20	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Real estate (continued)
Prologis, LP 4.75% 6/15/2033	USD2,957	$2,974
Prologis, LP 5.00% 3/15/2034	3,445	3,501
Prologis, LP 5.00% 1/31/2035	1,721	1,738
Public Storage Operating Co. 1.85% 5/1/2028	8,037	7,684
Public Storage Operating Co. 1.95% 11/9/2028	8,107	7,686
Public Storage Operating Co. 2.30% 5/1/2031	3,242	2,940
RLJ Lodging Trust, LP 3.75% 7/1/2026 (g)	2,120	2,109
RLJ Lodging Trust, LP 4.00% 9/15/2029 (g)	6,265	5,965
SBA Communications Corp. 3.125% 2/1/2029	3,255	3,111
Scentre Group Trust 1 3.75% 3/23/2027 (g)	2,500	2,493
Service Properties Trust 4.95% 2/15/2027	6,598	6,573
Service Properties Trust 0% 9/30/2027 (g)	8,350	7,569
Service Properties Trust 5.50% 12/15/2027	27,165	26,967
Service Properties Trust 3.95% 1/15/2028	56,065	53,098
Service Properties Trust 8.375% 6/15/2029	54,156	54,845
Service Properties Trust 4.95% 10/1/2029	30,822	27,210
Service Properties Trust 4.375% 2/15/2030	34,840	30,186
Service Properties Trust 8.625% 11/15/2031 (g)	39,615	41,636
Service Properties Trust 8.875% 6/15/2032	20,406	20,271
Simon Property Group, LP 2.65% 7/15/2030	3,350	3,140
Sun Communities Operating, LP 2.30% 11/1/2028	2,566	2,446
Sun Communities Operating, LP 2.70% 7/15/2031	1,941	1,765
VICI Properties, LP 3.875% 2/15/2029 (g)	3,800	3,737
		1,405,385

Materials 0.97%
Air Products and Chemicals, Inc. 1.85% 5/15/2027	1,607	1,570
Alliance Resource Operating Partners, LP 8.625% 6/15/2029 (g)	8,629	9,117
ARD Finance SA 7.25% PIK 6/30/2027 (g)(h)	18,357	184
Avient Corp. 7.125% 8/1/2030 (g)	6,900	7,123
Avient Corp. 6.25% 11/1/2031 (g)	7,115	7,320
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031 (g)	7,585	7,992
Axalta Coating Systems, LLC 4.75% 6/15/2027 (g)	14,076	14,055
Ball Corp. 6.00% 6/15/2029	24,810	25,576
Ball Corp. 2.875% 8/15/2030	1,540	1,419
Ball Corp. 3.125% 9/15/2031	20,755	19,090
Ball Corp. 5.50% 9/15/2033	26,955	27,412
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	4,993	5,114
CAN-PACK SA 3.875% 11/15/2029 (g)	24,597	23,541
Capstone Copper Corp. 6.75% 3/31/2033 (g)	8,275	8,579
Celanese US Holdings, LLC 7.165% 7/15/2027	34,028	35,282
Celanese US Holdings, LLC 6.85% 11/15/2028	22,109	23,225
Celanese US Holdings, LLC 7.33% 7/15/2029	18,697	19,671
Celanese US Holdings, LLC 6.50% 4/15/2030	2,890	2,942
Celanese US Holdings, LLC 7.05% 11/15/2030	34,843	36,888
Celanese US Holdings, LLC 7.00% 2/15/2031	7,865	8,050
Celanese US Holdings, LLC 6.75% 4/15/2033	33,876	34,336
Celanese US Holdings, LLC 7.20% 11/15/2033	3,430	3,631
Celanese US Holdings, LLC 7.375% 2/15/2034	26,899	27,390
Cleveland-Cliffs, Inc. 4.625% 3/1/2029 (g)	33,580	33,069
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (g)	37,251	38,735
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (g)	36,895	37,773
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (g)	6,700	6,430
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (g)	58,500	61,771
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (g)	24,110	24,773
Cleveland-Cliffs, Inc. 7.375% 5/1/2033 (g)	16,699	17,436
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (g)	27,010	28,307
Commercial Metals Co. 5.75% 11/15/2033 (g)	7,595	7,725
Commercial Metals Co. 6.00% 12/15/2035 (g)	20,910	21,374
Consolidated Energy Finance SA 5.625% 10/15/2028 (g)	7,865	6,498
Consolidated Energy Finance SA 12.00% 2/15/2031 (g)	12,905	10,855
CRH America, Inc. 5.125% 5/18/2045 (g)	350	328
CVR Partners, LP 6.125% 6/15/2028 (g)	6,135	6,140
Dow Chemical Co. (The) 5.35% 3/15/2035	3,180	3,143
Dow Chemical Co. (The) 5.65% 3/15/2036	2,543	2,542

The Income Fund of America	21

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Materials (continued)
Dow Chemical Co. (The) 4.80% 5/15/2049	USD2,075	$1,651
Dow Chemical Co. (The) 3.60% 11/15/2050	10,215	6,669
Dow Chemical Co. (The) 5.60% 2/15/2054	4,000	3,494
Dow Chemical Co. (The) 5.95% 3/15/2055	8,500	7,792
Ecolab, Inc. 5.00% 9/1/2035	3,000	3,061
Element Solutions, Inc. 3.875% 9/1/2028 (g)	21,085	20,561
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (g)	67,790	71,202
First Quantum Minerals, Ltd. 7.25% 2/15/2034 (g)	13,545	14,240
FXI Holdings, Inc. 16.00% PIK 11/15/2029 (14.00% on 11/15/2028) (g)(h)(j)	23,763	13,784
FXI Holdings, Inc. 11.00% 11/15/2030 (g)	43,028	39,855
FXI Holdings, Inc. 11.00% 11/15/2030 (b)(g)	18,303	17,937
Graphic Packaging International, LLC 3.75% 2/1/2030 (g)	17,825	16,850
Graphic Packaging International, LLC 6.375% 7/15/2032 (g)	11,745	11,891
INEOS Finance PLC 6.75% 5/15/2028 (g)	16,310	14,311
INEOS Finance PLC 7.50% 4/15/2029 (g)	3,150	2,641
International Flavors & Fragrances, Inc. 1.832% 10/15/2027 (g)	749	721
JH North America Holdings, Inc. 5.875% 1/31/2031 (g)	4,565	4,646
JH North America Holdings, Inc. 6.125% 7/31/2032 (g)	18,575	18,940
Linde, Inc. 1.10% 8/10/2030	3,657	3,215
LSB Industries, Inc. 6.25% 10/15/2028 (g)	665	666
LYB International Finance III, LLC 5.125% 1/15/2031	1,544	1,553
LYB International Finance III, LLC 5.50% 3/1/2034	1,440	1,422
LYB International Finance III, LLC 6.15% 5/15/2035	1,087	1,110
LYB International Finance III, LLC 5.875% 1/15/2036	13,149	13,011
Ma’aden Sukuk, Ltd. 5.25% 1/29/2036 (g)	15,738	15,772
Mauser Packaging Solutions Holding Co. 7.875% 4/15/2030 (g)	1,835	1,871
Methanex Corp. 5.125% 10/15/2027	57,263	57,453
Methanex Corp. 5.25% 12/15/2029	2,380	2,395
Methanex Corp. 5.65% 12/1/2044	450	405
Methanex US Operations, Inc. 6.25% 3/15/2032 (g)	18,250	18,831
Minera Mexico, SA de CV, 5.625% 2/12/2032 (g)	11,045	11,461
Mineral Resources, Ltd. 8.00% 11/1/2027 (g)	14,800	15,149
Mineral Resources, Ltd. 9.25% 10/1/2028 (g)	23,240	24,432
Mineral Resources, Ltd. 8.50% 5/1/2030 (g)	12,175	12,632
NOVA Chemicals Corp. 5.25% 6/1/2027 (g)	13,410	13,480
NOVA Chemicals Corp. 9.00% 2/15/2030 (g)	6,685	7,137
NOVA Chemicals Corp. 7.00% 12/1/2031 (g)	8,425	9,028
Novelis Corp. 4.75% 1/30/2030 (g)	7,523	7,296
Novelis Corp. 3.875% 8/15/2031 (g)	8,912	8,162
Quikrete Holdings, Inc. 6.375% 3/1/2032 (g)	7,235	7,507
Quikrete Holdings, Inc. 6.75% 3/1/2033 (g)	13,290	13,814
Rio Tinto Finance (USA) PLC 5.25% 3/14/2035	2,899	2,981
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	6,838	6,972
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (h)(j)	2,099	2,109
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.50% PIK and 3.50% Cash on 12/30/2026) (g)(h)(j)	1,860	1,868
SCIH Salt Holdings, Inc. 4.875% 5/1/2028 (g)	69,970	69,834
SCIH Salt Holdings, Inc. 6.625% 5/1/2029 (g)	38,225	38,240
Sealed Air Corp. 4.00% 12/1/2027 (g)	19,239	19,181
Sealed Air Corp. 6.125% 2/1/2028 (g)	30,890	31,368
Sherwin-Williams Co. 4.50% 8/15/2030	1,600	1,615
Sherwin-Williams Co. 5.15% 8/15/2035	774	786
Solstice Advanced Materials, Inc. 5.625% 9/30/2033 (g)	11,735	11,803
Trivium Packaging Finance BV 8.25% 7/15/2030 (g)	6,074	6,485
W. R. Grace Holdings, LLC 7.00% 8/1/2033 (g)	12,425	12,449
Warrior Met Coal, Inc. 7.875% 12/1/2028 (g)	23,007	23,504
Westlake Corp. 5.00% 8/15/2046	350	303
Westlake Corp. 4.375% 11/15/2047	300	235
		1,404,187

Industrials 0.96%
AAR Escrow Issuer, LLC 6.75% 3/15/2029 (g)	15,509	16,061
ADT Security Corp. 4.125% 8/1/2029 (g)	1,380	1,346
AECOM 6.00% 8/1/2033 (g)	2,240	2,296
Air Lease Corp. 2.20% 1/15/2027	934	918
Allison Transmission, Inc. 3.75% 1/30/2031 (g)	25,185	23,753

22	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Allison Transmission, Inc. 5.875% 12/1/2033 (g)	USD9,350	$9,488
Amentum Holdings, Inc. 7.25% 8/1/2032 (g)	24,235	25,554
American Airlines, Inc. 8.50% 5/15/2029 (g)	11,890	12,415
Americold Realty Operating Partnership, LP 5.60% 5/15/2032	9,660	9,791
Aramark Services, Inc. 5.00% 2/1/2028 (g)	39,000	39,001
ATI, Inc. 4.875% 10/1/2029	30,055	30,035
ATI, Inc. 7.25% 8/15/2030	14,815	15,539
ATI, Inc. 5.125% 10/1/2031	15,485	15,519
Avis Budget Car Rental, LLC 5.75% 7/15/2027 (g)	10,553	10,608
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (g)	18,760	18,304
Avis Budget Car Rental, LLC 8.25% 1/15/2030 (g)	1,825	1,890
Avis Budget Car Rental, LLC 8.00% 2/15/2031 (g)	6,700	6,853
Axon Enterprise, Inc. 6.125% 3/15/2030 (g)	7,230	7,450
BAE Systems PLC 5.125% 3/26/2029 (g)	6,670	6,871
BAE Systems PLC 5.25% 3/26/2031 (g)	5,564	5,778
BAE Systems PLC 5.30% 3/26/2034 (g)	6,357	6,579
BAE Systems PLC 5.50% 3/26/2054 (g)	1,175	1,183
Boeing Co. (The) 3.10% 5/1/2026	500	499
Boeing Co. (The) 5.04% 5/1/2027	4,500	4,549
Boeing Co. (The) 5.15% 5/1/2030	7,095	7,294
Boeing Co. (The) 3.625% 2/1/2031	2,720	2,622
Boeing Co. (The) 6.388% 5/1/2031	2,425	2,632
Boeing Co. (The) 3.60% 5/1/2034	5,750	5,236
Boeing Co. (The) 6.528% 5/1/2034	10,192	11,278
Boeing Co. (The) 3.90% 5/1/2049	800	598
Boeing Co. (The) 5.805% 5/1/2050	8,550	8,451
Boeing Co. (The) 6.858% 5/1/2054	3,872	4,369
Boeing Co. (The) 7.008% 5/1/2064	2,075	2,371
Brink’s Co. (The) 4.625% 10/15/2027 (g)	12,800	12,829
Brink’s Co. (The) 6.50% 6/15/2029 (g)	4,755	4,915
Brink’s Co. (The) 6.75% 6/15/2032 (g)	7,500	7,814
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	8,500	6,228
BWX Technologies, Inc. 4.125% 6/30/2028 (g)	5,190	5,117
BWX Technologies, Inc. 4.125% 4/15/2029 (g)	8,595	8,425
Canadian Pacific Railway Co. 1.75% 12/2/2026	3,015	2,963
Canadian Pacific Railway Co. 5.20% 3/30/2035	4,698	4,836
Canadian Pacific Railway Co. 3.00% 12/2/2041	1,028	773
Canadian Pacific Railway Co. 3.10% 12/2/2051	3,204	2,128
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (g)	35,250	33,296
Clarivate Science Holdings Corp. 4.875% 7/1/2029 (g)	25,820	22,216
Clean Harbors, Inc. 5.125% 7/15/2029 (g)	2,575	2,586
Clean Harbors, Inc. 6.375% 2/1/2031 (g)	17,399	17,828
Clean Harbors, Inc. 5.75% 10/15/2033 (g)	18,165	18,570
Columbus McKinnon Corp. 7.125% 2/1/2033 (g)	15,615	15,707
CoreLogic, Inc. 4.50% 5/1/2028 (g)	81,186	79,735
CSX Corp. 3.80% 3/1/2028	1,300	1,300
CSX Corp. 4.10% 11/15/2032	10,713	10,555
CSX Corp. 5.05% 6/15/2035	12,097	12,300
Enviri Corp. 5.75% 7/31/2027 (g)	11,130	11,149
EquipmentShare.com, Inc. 9.00% 5/15/2028 (g)	25,230	26,398
EquipmentShare.com, Inc. 8.625% 5/15/2032 (g)	31,645	33,869
EquipmentShare.com, Inc. 8.00% 3/15/2033 (g)	18,890	19,941
FTAI Aviation Investors, LLC 5.50% 5/1/2028 (g)	30,400	30,447
Garda World Security Corp. 6.50% 1/15/2031 (g)	6,830	7,006
Garda World Security Corp. 8.375% 11/15/2032 (g)	10,430	10,716
General Dynamics Corp. 3.625% 4/1/2030	5,433	5,334
General Electric Co. 4.90% 1/29/2036	726	735
Herc Holdings, Inc. 6.625% 6/15/2029 (g)	19,575	20,269
Herc Holdings, Inc. 7.00% 6/15/2030 (g)	18,605	19,539
Herc Holdings, Inc. 7.25% 6/15/2033 (g)	7,940	8,407
Icahn Enterprises, LP 6.25% 5/15/2026	5,893	5,905
Icahn Enterprises, LP 5.25% 5/15/2027	42,205	41,778
Icahn Enterprises, LP 9.75% 1/15/2029	1,100	1,108
Icahn Enterprises, LP 4.375% 2/1/2029	16,595	14,661
Icahn Enterprises, LP 10.00% 11/15/2029 (g)	965	975
L3Harris Technologies, Inc. 5.40% 7/31/2033	7,430	7,739

The Income Fund of America	23

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Industrials (continued)
Lockheed Martin Corp. 5.70% 11/15/2054	USD6,148	$6,241
Mexico City Airport Trust 3.875% 4/30/2028 (g)	770	756
Mexico City Airport Trust 5.50% 10/31/2046	800	699
Mexico City Airport Trust 5.50% 7/31/2047	3,364	2,900
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032 (g)	9,224	9,479
Moog, Inc. 4.25% 12/9/2027 (g)	16,909	16,831
Mueller Water Products, Inc. 4.00% 6/15/2029 (g)	5,110	4,977
NESCO Holdings II, Inc. 5.50% 4/15/2029 (g)	3,850	3,796
Norfolk Southern Corp. 4.45% 3/1/2033	3,847	3,825
Norfolk Southern Corp. 5.10% 5/1/2035	5,539	5,659
Norfolk Southern Corp. 3.05% 5/15/2050	1,727	1,141
Norfolk Southern Corp. 5.35% 8/1/2054	8,613	8,247
Northrop Grumman Corp. 3.25% 1/15/2028	7,495	7,409
Otis Worldwide Corp. 2.293% 4/5/2027	1,940	1,904
Paychex, Inc. 5.60% 4/15/2035	814	844
RB Global Holdings, Inc. 7.75% 3/15/2031 (g)	11,040	11,522
Reworld Holding Corp. 4.875% 12/1/2029 (g)	16,655	16,137
RTX Corp. 1.90% 9/1/2031	6,250	5,506
RTX Corp. 5.15% 2/27/2033	9,542	9,872
RTX Corp. 5.375% 2/27/2053	3,947	3,803
Science Applications International Corp. 5.875% 11/1/2033 (g)	5,215	5,259
Sensata Technologies BV 4.00% 4/15/2029 (g)	19,310	18,918
Sensata Technologies, Inc. 3.75% 2/15/2031 (g)	26,288	24,679
Siemens Funding BV 4.90% 5/28/2032 (g)	16,000	16,491
Siemens Funding BV 5.80% 5/28/2055 (g)	11,564	12,072
Siemens Funding BV 5.90% 5/28/2065 (g)	10,833	11,344
Spirit AeroSystems, Inc. 4.60% 6/15/2028	730	735
Standard Building Solutions, Inc. 6.25% 8/1/2033 (g)	10,880	11,127
Team Services Holding, Inc. 9.00% 2/15/2033 (g)	2,280	2,280
TransDigm, Inc. 6.75% 8/15/2028 (g)	11,790	12,003
TransDigm, Inc. 4.625% 1/15/2029	16,850	16,757
TransDigm, Inc. 6.375% 3/1/2029 (g)	14,590	15,022
TransDigm, Inc. 6.625% 3/1/2032 (g)	3,870	4,006
TransDigm, Inc. 6.375% 5/31/2033 (g)	28,120	28,646
TransDigm, Inc. 6.25% 1/31/2034 (g)	2,775	2,869
TransDigm, Inc. 6.75% 1/31/2034 (g)	32,145	33,287
Triton Container International, Ltd. 3.15% 6/15/2031 (g)	7,222	6,609
Tyco Electronics Group SA 4.875% 2/9/2036	952	948
Union Pacific Corp. 2.40% 2/5/2030	1,931	1,813
Union Pacific Corp. 2.80% 2/14/2032	10,037	9,241
Union Pacific Corp. 5.10% 2/20/2035	6,058	6,234
Union Pacific Corp. 2.891% 4/6/2036	2,495	2,111
Union Pacific Corp. 5.60% 12/1/2054	4,127	4,115
United Airlines Holdings, Inc. 5.375% 3/1/2031	4,765	4,818
United Rentals (North America), Inc. 5.25% 1/15/2030	6,840	6,917
United Rentals (North America), Inc. 3.875% 2/15/2031	21,600	20,608
United Rentals (North America), Inc. 3.75% 1/15/2032	10,985	10,275
United Rentals (North America), Inc. 6.125% 3/15/2034 (g)	29,140	30,314
Varanasi Aurangabad Nh-2 Tollway Private, Ltd. 5.90% 2/28/2034 (g)	973	1,019
Virgin Australia Holdings, Ltd. 7.875% 10/15/2021 (g)(k)	1,632	16
Waste Pro USA, Inc. 7.00% 2/1/2033 (g)	7,165	7,379
WESCO Distribution, Inc. 7.25% 6/15/2028 (g)	6,435	6,516
WESCO Distribution, Inc. 6.625% 3/15/2032 (g)	20,920	21,885
WESCO Distribution, Inc. 6.375% 3/15/2033 (g)	25,770	26,849
XPO, Inc. 6.25% 6/1/2028 (g)	4,950	5,045
XPO, Inc. 7.125% 6/1/2031 (g)	6,765	7,029
XPO, Inc. 7.125% 2/1/2032 (g)	14,878	15,692
		1,385,704

Utilities 0.67%
American Electric Power Co., Inc. 4.30% 12/1/2028	2,280	2,297
American Water Capital Corp. 2.80% 5/1/2030	950	901
Calpine Corp. 5.125% 3/15/2028 (g)	20,935	20,936
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028 (g)	850	838
Comision Federal de Electricidad 4.688% 5/15/2029 (g)	14,525	14,501

24	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
Comision Federal de Electricidad 3.348% 2/9/2031	USD9,000	$8,144
Comision Federal de Electricidad 3.875% 7/26/2033	7,531	6,659
Comision Federal de Electricidad 6.045% 1/28/2034 (g)	14,448	14,466
Comision Federal de Electricidad 6.45% 1/24/2035 (g)	2,459	2,512
Commonwealth Edison Co. 3.85% 3/15/2052	3,848	2,901
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	3,300	3,330
Consumers Energy Co. 4.50% 1/15/2031	4,475	4,521
Consumers Energy Co. 4.625% 5/15/2033	5,826	5,838
Duke Energy Florida, LLC 4.85% 12/1/2035	4,525	4,497
Duke Energy Indiana, LLC 4.90% 7/15/2043	12,285	11,497
Duke Energy Indiana, LLC 3.25% 10/1/2049	1,727	1,190
Duke Energy Progress, LLC 4.15% 12/1/2044	987	823
Edison International 4.125% 3/15/2028	3,650	3,628
Edison International 5.25% 11/15/2028	9,089	9,245
Edison International 5.45% 6/15/2029	11,546	11,792
Edison International 6.95% 11/15/2029	3,900	4,173
Edison International 6.25% 3/15/2030	14,858	15,610
Edison International 5.25% 3/15/2032	16,500	16,569
Electricite de France SA 6.25% 5/23/2033 (g)	5,121	5,547
Electricite de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033) (g)(j)	3,400	4,026
Emera, Inc. 6.75% 6/15/2076 (3-month USD CME Term SOFR + 5.702% on 6/15/2026) (j)	35,774	36,035
Eversource Energy 5.50% 1/1/2034	900	926
Eversource Energy 5.95% 7/15/2034	647	686
FirstEnergy Corp. 2.25% 9/1/2030	2,650	2,404
FirstEnergy Transmission, LLC 2.866% 9/15/2028 (g)	4,325	4,197
Florida Power & Light Co. 4.70% 2/15/2036	4,000	3,955
Florida Power & Light Co. 5.60% 2/15/2066	525	516
Georgia Power Co. 3.70% 1/30/2050	1,200	897
Israel Electric Corp., Ltd. 8.10% 12/15/2096 (g)	4,905	6,342
Ithaca Energy (North sea) PLC 8.125% 10/15/2029 (g)	11,310	11,817
Long Ridge Energy, LLC 8.75% 2/15/2032 (g)	22,820	24,255
MidAmerican Energy Co. 5.30% 2/1/2055	1,916	1,822
MidAmerican Energy Co. 5.50% 11/15/2056	409	400
Pacific Gas and Electric Co. 2.95% 3/1/2026	21,350	21,329
Pacific Gas and Electric Co. 5.45% 6/15/2027	2,000	2,033
Pacific Gas and Electric Co. 2.10% 8/1/2027	750	729
Pacific Gas and Electric Co. 3.30% 12/1/2027	12,394	12,226
Pacific Gas and Electric Co. 3.00% 6/15/2028	7,874	7,664
Pacific Gas and Electric Co. 3.75% 7/1/2028	11,090	10,977
Pacific Gas and Electric Co. 4.65% 8/1/2028	8,064	8,151
Pacific Gas and Electric Co. 5.55% 5/15/2029	472	488
Pacific Gas and Electric Co. 4.55% 7/1/2030	55,665	55,535
Pacific Gas and Electric Co. 2.50% 2/1/2031	15,545	14,060
Pacific Gas and Electric Co. 3.25% 6/1/2031	12,130	11,309
Pacific Gas and Electric Co. 4.40% 3/1/2032	3,864	3,790
Pacific Gas and Electric Co. 5.90% 6/15/2032	9,120	9,601
Pacific Gas and Electric Co. 5.05% 10/15/2032	14,063	14,179
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,725	1,830
Pacific Gas and Electric Co. 6.40% 6/15/2033	46,065	49,659
Pacific Gas and Electric Co. 6.95% 3/15/2034	8,323	9,229
Pacific Gas and Electric Co. 5.80% 5/15/2034	2,950	3,062
Pacific Gas and Electric Co. 5.70% 3/1/2035	15,915	16,317
Pacific Gas and Electric Co. 6.00% 8/15/2035	10,164	10,643
Pacific Gas and Electric Co. 3.30% 8/1/2040	1,630	1,238
Pacific Gas and Electric Co. 3.75% 8/15/2042	9,685	7,362
Pacific Gas and Electric Co. 4.95% 7/1/2050	15,557	13,201
Pacific Gas and Electric Co. 3.50% 8/1/2050	23,364	15,818
PacifiCorp 5.30% 2/15/2031	5,703	5,870
PacifiCorp 5.45% 2/15/2034	6,575	6,676
PacifiCorp 6.10% 8/1/2036	1,114	1,169
PacifiCorp 6.25% 10/15/2037	3,758	3,948
PacifiCorp 4.15% 2/15/2050	4,208	3,155
PacifiCorp 3.30% 3/15/2051	9,984	6,420
PacifiCorp 2.90% 6/15/2052	9,041	5,340
PacifiCorp 5.35% 12/1/2053	11,127	9,819

The Income Fund of America	25

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Utilities (continued)
PacifiCorp 5.50% 5/15/2054	USD1,141	$1,029
PacifiCorp 5.80% 1/15/2055	3,725	3,511
PG&E Corp. 5.00% 7/1/2028	55,565	55,473
PG&E Corp. 5.25% 7/1/2030	72,720	72,315
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030) (j)	41,205	42,551
Progress Energy, Inc. 7.00% 10/30/2031	1,100	1,234
Public Service Electric and Gas Co. 4.20% 1/1/2031	4,625	4,614
Public Service Electric and Gas Co. 4.90% 8/15/2035	1,325	1,330
Public Service Electric and Gas Co. 5.625% 1/1/2056	7,060	7,076
Rockies Express Pipeline, LLC 4.95% 7/15/2029 (g)	11,768	11,740
Southern California Edison Co. 3.65% 3/1/2028	638	632
Southern California Edison Co. 4.20% 3/1/2029	4,812	4,796
Southern California Edison Co. 5.15% 6/1/2029	1,890	1,936
Southern California Edison Co. 2.85% 8/1/2029	9,116	8,670
Southern California Edison Co. 5.25% 3/15/2030	24,794	25,476
Southern California Edison Co. 2.25% 6/1/2030	626	570
Southern California Edison Co. 2.50% 6/1/2031	565	510
Southern California Edison Co. 5.45% 6/1/2031	8,300	8,593
Southern California Edison Co. 2.75% 2/1/2032	4,813	4,324
Southern California Edison Co. 5.95% 11/1/2032	3,057	3,247
Southern California Edison Co. 5.20% 6/1/2034	1,052	1,053
Southern California Edison Co. 5.45% 3/1/2035	3,924	3,969
Southern California Edison Co. 5.75% 4/1/2035	3,100	3,201
Southern California Edison Co. 5.35% 7/15/2035	20,391	20,467
Southern California Edison Co. 5.625% 2/1/2036	16,750	16,967
Southern California Edison Co. 4.50% 9/1/2040	13,120	11,477
Southern California Edison Co. 3.60% 2/1/2045	8,000	5,790
Southern California Edison Co. 3.65% 2/1/2050	2,672	1,869
Southern California Edison Co. 3.45% 2/1/2052	1,510	1,008
Southern California Edison Co. 5.90% 3/1/2055	750	725
Southern Co. (The) 4.25% 7/1/2036	1,300	1,216
Talen Energy Supply, LLC 8.625% 6/1/2030 (g)	13,294	14,033
Virginia Electric & Power 2.40% 3/30/2032	3,525	3,140
Vistra Operations Co., LLC 4.375% 5/1/2029 (g)	8,350	8,249
Wisconsin Electric Power Co. 4.15% 10/15/2030	1,050	1,047
Wisconsin Power and Light Co. 3.65% 4/1/2050	350	255
Xcel Energy, Inc. 2.35% 11/15/2031	2,525	2,249
Xcel Energy, Inc. 5.60% 4/15/2035	1,071	1,107
		970,969

Consumer staples 0.59%
7-Eleven, Inc. 0.95% 2/10/2026 (g)	3,950	3,947
Albertsons Cos., Inc. 4.625% 1/15/2027 (g)	465	465
Albertsons Cos., Inc. 3.50% 3/15/2029 (g)	15,820	15,193
Albertsons Cos., Inc. 4.875% 2/15/2030 (g)	17,675	17,448
Albertsons Cos., Inc. 5.625% 3/31/2032 (g)	13,760	13,753
Albertsons Cos., Inc. 5.75% 3/31/2034 (g)	10,375	10,216
Altria Group, Inc. 5.80% 2/14/2039	16,525	16,914
Amer Sports Co. 6.75% 2/16/2031 (g)	7,060	7,359
Anheuser-Busch InBev Worldwide, Inc. 4.95% 1/15/2042	6,817	6,528
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	2,085	2,078
B&G Foods, Inc. 5.25% 9/15/2027	27,125	26,241
B&G Foods, Inc. 8.00% 9/15/2028 (g)	54,190	51,210
BAT Capital Corp. 2.259% 3/25/2028	2,250	2,170
BAT Capital Corp. 5.834% 2/20/2031	2,643	2,807
BAT Capital Corp. 5.35% 8/15/2032	19,500	20,262
BAT Capital Corp. 4.625% 3/22/2033	13,198	13,083
BAT Capital Corp. 5.625% 8/15/2035	2,500	2,597
BAT Capital Corp. 4.54% 8/15/2047	1,333	1,108
BAT Capital Corp. 6.25% 8/15/2055	12,000	12,371
BAT International Finance PLC 1.668% 3/25/2026	3,050	3,040
Campbell’s Co. (The) 4.75% 3/23/2035	1,611	1,545
Campbell’s Co. (The) 5.25% 10/13/2054	264	237
Central Garden & Pet Co. 4.125% 10/15/2030	40,146	38,575

26	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Consumer staples (continued)
Central Garden & Pet Co. 4.125% 4/30/2031 (g)	USD29,890	$28,312
Constellation Brands, Inc. 2.25% 8/1/2031	3,713	3,304
Coty, Inc. 4.75% 1/15/2029 (g)	10,624	10,520
Coty, Inc. 6.625% 7/15/2030 (g)	4,156	4,266
Coty, Inc. 5.60% 1/15/2031 (g)	8,841	8,956
Darling Ingredients, Inc. 5.25% 4/15/2027 (g)	19,295	19,314
Darling Ingredients, Inc. 6.00% 6/15/2030 (g)	47,150	47,818
Energizer Holdings, Inc. 4.375% 3/31/2029 (g)	2,110	2,028
Fiesta Purchaser, Inc. 7.875% 3/1/2031 (g)	15,815	16,277
Fiesta Purchaser, Inc. 9.625% 9/15/2032 (g)	11,910	12,078
Imperial Brands Finance PLC 4.50% 6/30/2028 (g)	3,000	3,029
Imperial Brands Finance PLC 5.625% 7/1/2035 (g)	5,050	5,166
Imperial Brands Finance PLC 6.375% 7/1/2055 (g)	3,664	3,782
Ingles Markets, Inc. 4.00% 6/15/2031 (g)	25,700	24,342
J. M. Smucker Co. (The) 5.90% 11/15/2028	7,370	7,719
J. M. Smucker Co. (The) 6.20% 11/15/2033	5,195	5,625
J. M. Smucker Co. (The) 6.50% 11/15/2043	708	762
J. M. Smucker Co. (The) 6.50% 11/15/2053	3,099	3,359
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (g)	43,025	41,570
Lamb Weston Holdings, Inc. 4.375% 1/31/2032 (g)	7,345	7,003
Mars, Inc. 4.80% 3/1/2030 (g)	5,126	5,239
Mars, Inc. 5.00% 3/1/2032 (g)	7,790	8,007
Mars, Inc. 5.70% 5/1/2055 (g)	13,113	13,079
Mondelez International, Inc. 5.125% 5/6/2035	6,229	6,373
Opal Bidco SAS 6.50% 3/31/2032 (g)	18,010	18,389
Performance Food Group, Inc. 5.50% 10/15/2027 (g)	12,980	12,997
Performance Food Group, Inc. 4.25% 8/1/2029 (g)	12,645	12,390
Performance Food Group, Inc. 6.125% 9/15/2032 (g)	11,310	11,630
Philip Morris International, Inc. 1.75% 11/1/2030	8,486	7,575
Philip Morris International, Inc. 5.125% 2/13/2031	3,982	4,125
Philip Morris International, Inc. 4.75% 11/1/2031	10,044	10,236
Philip Morris International, Inc. 4.90% 11/1/2034	10,955	11,026
Philip Morris International, Inc. 4.875% 4/30/2035	12,667	12,664
Philip Morris International, Inc. 4.625% 10/29/2035	12,091	11,813
Post Holdings, Inc. 4.625% 4/15/2030 (g)	62,941	61,517
Post Holdings, Inc. 6.25% 2/15/2032 (g)	8,961	9,212
Post Holdings, Inc. 6.50% 3/15/2036 (g)	27,930	27,972
Prestige Brands, Inc. 5.125% 1/15/2028 (g)	9,532	9,543
Prestige Brands, Inc. 3.75% 4/1/2031 (g)	8,045	7,527
Reynolds American, Inc. 5.70% 8/15/2035	3,130	3,263
Reynolds American, Inc. 5.85% 8/15/2045	3,900	3,842
TreeHouse Foods, Inc. 4.00% 9/1/2028	30,565	30,506
US Foods, Inc. 4.625% 6/1/2030 (g)	20,951	20,655
		843,957

Municipals 0.00%
Texas Combined Tirz I, LLC 0% 12/7/2062 (b)(g)	3,338	3,338
Total corporate bonds and notes		21,889,221
Mortgage-backed obligations 3.17%
Federal agency mortgage-backed obligations 2.32%
Fannie Mae Pool #AI6180 4.00% 7/1/2026 (l)	3	3
Fannie Mae Pool #AL2940 3.50% 11/1/2027 (l)	22	22
Fannie Mae Pool #AL8347 4.00% 3/1/2029 (l)	2	2
Fannie Mae Pool #FM8013 5.50% 4/1/2031 (l)	29	29
Fannie Mae Pool #BM1231 3.50% 11/1/2031 (l)	34	34
Fannie Mae Pool #BJ5674 3.00% 1/1/2033 (l)	84	82
Fannie Mae Pool #254767 5.50% 6/1/2033 (l)	60	61
Fannie Mae Pool #BJ6249 4.00% 9/1/2033 (l)	74	73
Fannie Mae Pool #MA3541 4.00% 12/1/2033 (l)	76	76
Fannie Mae Pool #BN1085 4.00% 1/1/2034 (l)	4	4
Fannie Mae Pool #MA3611 4.00% 3/1/2034 (l)	31	31
Fannie Mae Pool #735228 5.50% 2/1/2035 (l)	54	55
Fannie Mae Pool #878099 6.00% 4/1/2036 (l)	73	77

The Income Fund of America	27

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #880426 6.00% 4/1/2036 (l)	USD48	$50
Fannie Mae Pool #256308 6.00% 7/1/2036 (l)	95	100
Fannie Mae Pool #888795 5.50% 11/1/2036 (l)	380	396
Fannie Mae Pool #AS8554 3.00% 12/1/2036 (l)	7,736	7,371
Fannie Mae Pool #BE4703 3.00% 12/1/2036 (l)	452	424
Fannie Mae Pool #936999 6.00% 7/1/2037 (l)	286	300
Fannie Mae Pool #945832 6.50% 8/1/2037 (l)	50	53
Fannie Mae Pool #888637 6.00% 9/1/2037 (l)	625	660
Fannie Mae Pool #950991 6.00% 10/1/2037 (l)	207	217
Fannie Mae Pool #995674 6.00% 5/1/2038 (l)	341	361
Fannie Mae Pool #929964 6.00% 9/1/2038 (l)	204	216
Fannie Mae Pool #AE0967 3.50% 6/1/2039 (l)	56	53
Fannie Mae Pool #AC0479 6.00% 9/1/2039 (l)	134	140
Fannie Mae Pool #AE0443 6.50% 10/1/2039 (l)	75	79
Fannie Mae Pool #932274 4.50% 12/1/2039 (l)	3,148	3,155
Fannie Mae Pool #AD4927 5.00% 6/1/2040 (l)	961	986
Fannie Mae Pool #AE4483 4.00% 9/1/2040 (l)	867	854
Fannie Mae Pool #AE8073 4.00% 12/1/2040 (l)	48	47
Fannie Mae Pool #AE0828 3.50% 2/1/2041 (l)	25	24
Fannie Mae Pool #AB2470 4.50% 3/1/2041 (l)	9	9
Fannie Mae Pool #AI3422 5.00% 5/1/2041 (l)	30	31
Fannie Mae Pool #AI4836 5.00% 6/1/2041 (l)	34	35
Fannie Mae Pool #MA4387 2.00% 7/1/2041 (l)	9,413	8,277
Fannie Mae Pool #AI5571 5.00% 7/1/2041 (l)	32	33
Fannie Mae Pool #AI8482 5.00% 8/1/2041 (l)	27	28
Fannie Mae Pool #AJ0257 4.00% 9/1/2041 (l)	18	18
Fannie Mae Pool #AJ4154 4.00% 11/1/2041 (l)	50	49
Fannie Mae Pool #AB4050 4.00% 12/1/2041 (l)	88	86
Fannie Mae Pool #AJ4189 4.00% 12/1/2041 (l)	54	53
Fannie Mae Pool #FS0305 1.50% 1/1/2042 (l)	31,870	26,975
Fannie Mae Pool #890407 4.00% 2/1/2042 (l)	134	132
Fannie Mae Pool #AL2745 4.00% 3/1/2042 (l)	398	390
Fannie Mae Pool #AB5377 3.50% 6/1/2042 (l)	9,214	8,802
Fannie Mae Pool #AO9140 3.50% 7/1/2042 (l)	2,931	2,785
Fannie Mae Pool #AU3742 3.50% 8/1/2043 (l)	1,790	1,699
Fannie Mae Pool #AU8813 4.00% 11/1/2043 (l)	1,005	990
Fannie Mae Pool #AU9348 4.00% 11/1/2043 (l)	669	659
Fannie Mae Pool #AU9350 4.00% 11/1/2043 (l)	648	635
Fannie Mae Pool #FM9416 3.50% 7/1/2045 (l)	21,433	20,309
Fannie Mae Pool #AL8354 3.50% 10/1/2045 (l)	3,113	2,961
Fannie Mae Pool #AL8522 3.50% 5/1/2046 (l)	7,121	6,754
Fannie Mae Pool #AS8310 3.00% 11/1/2046 (l)	1,152	1,060
Fannie Mae Pool #BM1179 3.00% 4/1/2047 (l)	1,413	1,299
Fannie Mae Pool #947554 7.00% 10/1/2047 (l)	127	136
Fannie Mae Pool #920015 7.00% 10/1/2047 (l)	33	34
Fannie Mae Pool #CA0854 3.50% 12/1/2047 (l)	4,551	4,289
Fannie Mae Pool #BM4413 4.50% 12/1/2047 (l)	1,659	1,654
Fannie Mae Pool #CA1542 4.00% 4/1/2048 (l)	2,739	2,667
Fannie Mae Pool #BF0293 3.00% 7/1/2048 (l)	6,826	6,201
Fannie Mae Pool #BF0318 3.50% 8/1/2048 (l)	5,117	4,819
Fannie Mae Pool #FM1784 4.00% 9/1/2048 (l)	3,778	3,677
Fannie Mae Pool #CA3184 4.00% 3/1/2049 (l)	5,115	4,974
Fannie Mae Pool #CA3807 3.00% 7/1/2049 (l)	1,348	1,228
Fannie Mae Pool #CA3806 3.00% 7/1/2049 (l)	903	824
Fannie Mae Pool #CA3814 3.50% 7/1/2049 (l)	24,447	23,146
Fannie Mae Pool #CA3976 4.00% 8/1/2049 (l)	28,333	27,514
Fannie Mae Pool #FM1668 4.00% 8/1/2049 (l)	3,169	3,078
Fannie Mae Pool #CA4112 3.50% 9/1/2049 (l)	26,899	25,467
Fannie Mae Pool #FM1589 3.50% 9/1/2049 (l)	2,299	2,151
Fannie Mae Pool #BO3491 2.50% 10/1/2049 (l)	45	38
Fannie Mae Pool #CA4432 4.00% 10/1/2049 (l)	3,337	3,233
Fannie Mae Pool #FM1954 3.50% 11/1/2049 (l)	3,767	3,523
Fannie Mae Pool #CA4804 3.50% 12/1/2049 (l)	17,301	16,277
Fannie Mae Pool #CA4802 3.50% 12/1/2049 (l)	14,219	13,319
Fannie Mae Pool #FM2092 3.50% 12/1/2049 (l)	10,093	9,496
Fannie Mae Pool #CA5659 2.50% 5/1/2050 (l)	1,918	1,633

28	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BP4208 2.50% 5/1/2050 (l)	USD28	$25
Fannie Mae Pool #CA5968 2.50% 6/1/2050 (l)	13,852	12,017
Fannie Mae Pool #BP5576 2.50% 6/1/2050 (l)	6,595	5,616
Fannie Mae Pool #BP5474 2.50% 6/1/2050 (l)	5,779	4,921
Fannie Mae Pool #BP5502 2.50% 6/1/2050 (l)	2,268	1,931
Fannie Mae Pool #CA6168 2.50% 6/1/2050 (l)	1,969	1,677
Fannie Mae Pool #BP5482 2.50% 6/1/2050 (l)	473	403
Fannie Mae Pool #BP8762 2.50% 7/1/2050 (l)	3,144	2,677
Fannie Mae Pool #FM3720 2.50% 7/1/2050 (l)	1,766	1,504
Fannie Mae Pool #CA6349 3.00% 7/1/2050 (l)	2,502	2,227
Fannie Mae Pool #FM3920 2.50% 8/1/2050 (l)	8,032	6,839
Fannie Mae Pool #FP0058 2.50% 8/1/2050 (l)	1,840	1,569
Fannie Mae Pool #CA6593 2.50% 8/1/2050 (l)	608	528
Fannie Mae Pool #BQ0212 2.50% 8/1/2050 (l)	449	382
Fannie Mae Pool #FM4021 2.50% 8/1/2050 (l)	342	291
Fannie Mae Pool #CA6740 3.00% 8/1/2050 (l)	1,398	1,244
Fannie Mae Pool #MA4119 2.00% 9/1/2050 (l)	11,337	9,308
Fannie Mae Pool #FM7195 2.50% 9/1/2050 (l)	2,433	2,073
Fannie Mae Pool #BQ1844 2.50% 9/1/2050 (l)	234	200
Fannie Mae Pool #FP0015 2.50% 9/1/2050 (l)	120	102
Fannie Mae Pool #CA7052 3.00% 9/1/2050 (l)	328	294
Fannie Mae Pool #CA7278 2.50% 10/1/2050 (l)	1,663	1,418
Fannie Mae Pool #FM4377 2.50% 10/1/2050 (l)	780	664
Fannie Mae Pool #FM5313 2.50% 10/1/2050 (l)	31	26
Fannie Mae Pool #CA7381 3.00% 10/1/2050 (l)	2,163	1,925
Fannie Mae Pool #CA7737 2.50% 11/1/2050 (l)	15,560	13,420
Fannie Mae Pool #CA7599 2.50% 11/1/2050 (l)	7,930	6,898
Fannie Mae Pool #FM5309 2.50% 11/1/2050 (l)	1,393	1,188
Fannie Mae Pool #BQ7514 2.50% 11/1/2050 (l)	18	16
Fannie Mae Pool #FM4897 3.00% 11/1/2050 (l)	4,197	3,806
Fannie Mae Pool #CA8130 2.50% 12/1/2050 (l)	13,291	11,449
Fannie Mae Pool #BQ9058 2.50% 12/1/2050 (l)	2,002	1,707
Fannie Mae Pool #CA8026 2.50% 12/1/2050 (l)	524	447
Fannie Mae Pool #CA8046 3.00% 12/1/2050 (l)	7,023	6,355
Fannie Mae Pool #FM5166 3.00% 12/1/2050 (l)	1,514	1,348
Fannie Mae Pool #FS9792 4.50% 12/1/2050 (l)	187	186
Fannie Mae Pool #MA4237 2.00% 1/1/2051 (l)	11,551	9,468
Fannie Mae Pool #CA8601 2.50% 1/1/2051 (l)	39,644	34,148
Fannie Mae Pool #CA8480 2.50% 1/1/2051 (l)	28,591	24,942
Fannie Mae Pool #FM5608 2.50% 1/1/2051 (l)	5,353	4,554
Fannie Mae Pool #FM5944 2.50% 1/1/2051 (l)	2,553	2,171
Fannie Mae Pool #CA8609 2.50% 1/1/2051 (l)	61	52
Fannie Mae Pool #CA8828 2.50% 2/1/2051 (l)	33,908	29,334
Fannie Mae Pool #FM5713 2.50% 2/1/2051 (l)	2,000	1,715
Fannie Mae Pool #CA9233 2.50% 2/1/2051 (l)	1,833	1,561
Fannie Mae Pool #CA9291 2.50% 2/1/2051 (l)	977	830
Fannie Mae Pool #FM5975 2.50% 2/1/2051 (l)	334	285
Fannie Mae Pool #CA8827 2.50% 2/1/2051 (l)	34	29
Fannie Mae Pool #CA9302 3.00% 2/1/2051 (l)	9,075	8,286
Fannie Mae Pool #CA8969 3.00% 2/1/2051 (l)	3,115	2,810
Fannie Mae Pool #CA8968 3.00% 2/1/2051 (l)	616	555
Fannie Mae Pool #CA9390 2.50% 3/1/2051 (l)	4,652	3,955
Fannie Mae Pool #FM6764 2.50% 3/1/2051 (l)	3,016	2,564
Fannie Mae Pool #CB0290 2.00% 4/1/2051 (l)	1,522	1,246
Fannie Mae Pool #FM6871 2.50% 4/1/2051 (l)	5,672	4,822
Fannie Mae Pool #FM7093 2.50% 4/1/2051 (l)	2,032	1,728
Fannie Mae Pool #FS0030 2.50% 4/1/2051 (l)	1,796	1,531
Fannie Mae Pool #FM6856 2.50% 4/1/2051 (l)	936	803
Fannie Mae Pool #BN9135 2.50% 4/1/2051 (l)	556	472
Fannie Mae Pool #FM6965 2.50% 4/1/2051 (l)	92	79
Fannie Mae Pool #CB0191 3.00% 4/1/2051 (l)	10,168	9,101
Fannie Mae Pool #CB0193 3.00% 4/1/2051 (l)	1,223	1,097
Fannie Mae Pool #MA4325 2.00% 5/1/2051 (l)	161,691	132,260
Fannie Mae Pool #CB0396 2.50% 5/1/2051 (l)	5,120	4,353
Fannie Mae Pool #FM7527 2.50% 5/1/2051 (l)	2,325	1,977
Fannie Mae Pool #FM7096 2.50% 5/1/2051 (l)	2,262	1,928

The Income Fund of America	29

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FM7408 2.50% 5/1/2051 (l)	USD1,194	$1,015
Fannie Mae Pool #CB0517 2.50% 5/1/2051 (l)	279	238
Fannie Mae Pool #BT1364 3.00% 5/1/2051 (l)	1,433	1,283
Fannie Mae Pool #FM7740 2.50% 6/1/2051 (l)	3,246	2,759
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (l)	814	692
Fannie Mae Pool #FM7909 3.00% 6/1/2051 (l)	918	822
Fannie Mae Pool #MA4378 2.00% 7/1/2051 (l)	74	60
Fannie Mae Pool #CB1004 2.50% 7/1/2051 (l)	6,981	5,935
Fannie Mae Pool #CB1134 2.50% 7/1/2051 (l)	3,212	2,731
Fannie Mae Pool #FM9530 2.50% 7/1/2051 (l)	2,514	2,137
Fannie Mae Pool #BT1288 2.50% 7/1/2051 (l)	827	705
Fannie Mae Pool #CB1050 2.50% 7/1/2051 (l)	450	385
Fannie Mae Pool #CB0998 3.00% 7/1/2051 (l)	7,703	6,870
Fannie Mae Pool #CB1394 2.50% 8/1/2051 (l)	18,834	16,013
Fannie Mae Pool #FM8442 2.50% 8/1/2051 (l)	5,718	4,884
Fannie Mae Pool #CB1304 3.00% 8/1/2051 (l)	1,071	951
Fannie Mae Pool #FM8692 2.50% 9/1/2051 (l)	6,930	5,892
Fannie Mae Pool #FM8436 2.50% 9/1/2051 (l)	3,751	3,189
Fannie Mae Pool #FS1630 2.50% 9/1/2051 (l)	3,213	2,732
Fannie Mae Pool #FM8761 2.50% 9/1/2051 (l)	1,889	1,610
Fannie Mae Pool #FM8745 2.50% 9/1/2051 (l)	1,557	1,328
Fannie Mae Pool #BQ7428 2.50% 9/1/2051 (l)	1,121	959
Fannie Mae Pool #FM8658 2.50% 9/1/2051 (l)	960	818
Fannie Mae Pool #FS5125 2.50% 10/1/2051 (l)	2,800	2,380
Fannie Mae Pool #FS3298 2.50% 10/1/2051 (l)	1,440	1,226
Fannie Mae Pool #FS4628 3.00% 10/1/2051 (l)	1,989	1,780
Fannie Mae Pool #MA4465 2.00% 11/1/2051 (l)	12,275	10,010
Fannie Mae Pool #FM9515 2.50% 11/1/2051 (l)	1,713	1,466
Fannie Mae Pool #CB2095 3.00% 11/1/2051 (l)	2,378	2,116
Fannie Mae Pool #MA4492 2.00% 12/1/2051 (l)	1,559	1,271
Fannie Mae Pool #CB2319 2.50% 12/1/2051 (l)	3,832	3,319
Fannie Mae Pool #CB2375 2.50% 12/1/2051 (l)	3,824	3,308
Fannie Mae Pool #FM9672 2.50% 12/1/2051 (l)	2,364	2,014
Fannie Mae Pool #CB2372 2.50% 12/1/2051 (l)	1,854	1,605
Fannie Mae Pool #BT9483 2.50% 12/1/2051 (l)	1,826	1,582
Fannie Mae Pool #BT9510 2.50% 12/1/2051 (l)	1,468	1,273
Fannie Mae Pool #CB2286 2.50% 12/1/2051 (l)	857	741
Fannie Mae Pool #BQ7006 2.00% 1/1/2052 (l)	1,566	1,276
Fannie Mae Pool #FS0353 2.00% 1/1/2052 (l)	84	69
Fannie Mae Pool #FS4203 2.50% 1/1/2052 (l)	2,688	2,286
Fannie Mae Pool #FS0392 2.50% 1/1/2052 (l)	2,411	2,050
Fannie Mae Pool #FS5613 2.50% 1/1/2052 (l)	2,255	1,921
Fannie Mae Pool #FS6479 2.50% 1/1/2052 (l)	1,751	1,491
Fannie Mae Pool #CB2555 2.50% 1/1/2052 (l)	1,314	1,117
Fannie Mae Pool #FS0370 2.50% 1/1/2052 (l)	917	779
Fannie Mae Pool #FS8108 2.50% 1/1/2052 (l)	351	302
Fannie Mae Pool #BV3076 2.00% 2/1/2052 (l)	12,442	10,111
Fannie Mae Pool #CB2850 2.00% 2/1/2052 (l)	3,344	2,717
Fannie Mae Pool #MA4547 2.00% 2/1/2052 (l)	2,004	1,633
Fannie Mae Pool #BV3083 2.00% 2/1/2052 (l)	781	634
Fannie Mae Pool #FS5034 2.50% 2/1/2052 (l)	2,257	1,924
Fannie Mae Pool #FS2660 2.50% 2/1/2052 (l)	1,963	1,672
Fannie Mae Pool #FS0647 3.00% 2/1/2052 (l)	51,628	46,885
Fannie Mae Pool #FS1194 3.00% 2/1/2052 (l)	10,133	9,207
Fannie Mae Pool #BV3101 2.00% 3/1/2052 (l)	1,214	987
Fannie Mae Pool #FS1742 2.00% 3/1/2052 (l)	1,185	965
Fannie Mae Pool #BV4172 2.00% 3/1/2052 (l)	837	680
Fannie Mae Pool #MA4562 2.00% 3/1/2052 (l)	805	655
Fannie Mae Pool #FS1978 2.50% 3/1/2052 (l)	4,972	4,227
Fannie Mae Pool #CB3744 2.50% 3/1/2052 (l)	1,930	1,646
Fannie Mae Pool #BV4040 2.50% 3/1/2052 (l)	399	342
Fannie Mae Pool #MA4563 2.50% 3/1/2052 (l)	47	40
Fannie Mae Pool #CB3346 2.00% 4/1/2052 (l)	4,865	3,953
Fannie Mae Pool #FS1598 2.00% 4/1/2052 (l)	1,315	1,071
Fannie Mae Pool #MA4577 2.00% 4/1/2052 (l)	629	513
Fannie Mae Pool #FS1629 2.50% 4/1/2052 (l)	1,433	1,219

30	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB3354 2.50% 4/1/2052 (l)	USD295	$251
Fannie Mae Pool #BV4656 2.50% 4/1/2052 (l)	44	38
Fannie Mae Pool #MA4579 3.00% 4/1/2052 (l)	6,347	5,646
Fannie Mae Pool #CB3379 4.00% 4/1/2052 (l)	290	279
Fannie Mae Pool #MA4598 2.50% 5/1/2052 (l)	1,299	1,110
Fannie Mae Pool #FS5387 2.50% 5/1/2052 (l)	712	606
Fannie Mae Pool #BV9644 2.50% 5/1/2052 (l)	685	585
Fannie Mae Pool #BT7826 2.50% 5/1/2052 (l)	370	315
Fannie Mae Pool #FS7329 2.00% 6/1/2052 (l)	1,537	1,250
Fannie Mae Pool #FS7944 2.50% 6/1/2052 (l)	2,047	1,743
Fannie Mae Pool #BW7323 2.50% 6/1/2052 (l)	1,414	1,209
Fannie Mae Pool #CB4021 4.00% 6/1/2052 (l)	603	579
Fannie Mae Pool #FS6986 2.00% 7/1/2052 (l)	3,164	2,574
Fannie Mae Pool #FA2839 2.50% 7/1/2052 (l)	22,152	18,834
Fannie Mae Pool #FS6631 2.50% 7/1/2052 (l)	958	817
Fannie Mae Pool #FS7057 2.50% 7/1/2052 (l)	934	795
Fannie Mae Pool #FS5493 2.50% 7/1/2052 (l)	106	91
Fannie Mae Pool #FA2841 3.00% 8/1/2052 (l)	30,934	27,465
Fannie Mae Pool #FS2654 4.00% 8/1/2052 (l)	2,924	2,805
Fannie Mae Pool #FS2805 2.50% 9/1/2052 (l)	884	754
Fannie Mae Pool #MA4768 2.50% 9/1/2052 (l)	29	25
Fannie Mae Pool #CB4620 5.00% 9/1/2052 (l)	14,283	14,444
Fannie Mae Pool #MA4824 2.50% 10/1/2052 (l)	68	58
Fannie Mae Pool #MA4842 5.50% 12/1/2052 (l)	3,315	3,380
Fannie Mae Pool #MA4932 3.00% 1/1/2053 (l)	990	879
Fannie Mae Pool #MA4919 5.50% 2/1/2053 (l)	457	465
Fannie Mae Pool #MA4999 3.00% 3/1/2053 (l)	84	75
Fannie Mae Pool #FS4191 5.50% 3/1/2053 (l)	1,392	1,422
Fannie Mae Pool #MA5000 3.50% 4/1/2053 (l)	1,829	1,695
Fannie Mae Pool #FS4563 5.00% 5/1/2053 (l)	1,648	1,660
Fannie Mae Pool #FS4840 5.50% 5/1/2053 (l)	181	183
Fannie Mae Pool #MA5010 5.50% 5/1/2053 (l)	79	81
Fannie Mae Pool #BY3612 5.50% 6/1/2053 (l)	455	463
Fannie Mae Pool #MA5039 5.50% 6/1/2053 (l)	285	290
Fannie Mae Pool #CB6491 6.50% 6/1/2053 (l)	1,883	1,966
Fannie Mae Pool #CB6490 6.50% 6/1/2053 (l)	691	717
Fannie Mae Pool #CB6468 6.50% 6/1/2053 (l)	548	572
Fannie Mae Pool #FS7823 2.00% 7/1/2053 (l)	5,392	4,387
Fannie Mae Pool #FS6037 2.50% 7/1/2053 (l)	39	33
Fannie Mae Pool #MA5131 3.50% 7/1/2053 (l)	30	28
Fannie Mae Pool #MA5072 5.50% 7/1/2053 (l)	1,083	1,100
Fannie Mae Pool #MA5105 4.50% 8/1/2053 (l)	6,797	6,678
Fannie Mae Pool #FS6666 5.50% 8/1/2053 (l)	17,018	17,333
Fannie Mae Pool #CB7108 5.50% 9/1/2053 (l)	8,482	8,640
Fannie Mae Pool #MA5139 6.00% 9/1/2053 (l)	643	662
Fannie Mae Pool #CB7332 5.50% 10/1/2053 (l)	16,737	17,040
Fannie Mae Pool #MA5166 6.00% 10/1/2053 (l)	5,035	5,181
Fannie Mae Pool #FS6838 5.50% 11/1/2053 (l)	786	799
Fannie Mae Pool #MA5191 6.00% 11/1/2053 (l)	963	992
Fannie Mae Pool #MA5192 6.50% 11/1/2053 (l)	54	56
Fannie Mae Pool #CB7617 6.00% 12/1/2053 (l)	6,485	6,659
Fannie Mae Pool #MA5247 6.00% 1/1/2054 (l)	113	116
Fannie Mae Pool #FS6873 6.50% 1/1/2054 (l)	12,831	13,303
Fannie Mae Pool #CB7932 6.00% 2/1/2054 (l)	7,210	7,416
Fannie Mae Pool #CB7933 6.50% 2/1/2054 (l)	3,523	3,648
Fannie Mae Pool #CB8148 5.50% 3/1/2054 (l)	2,247	2,290
Fannie Mae Pool #CB8151 5.50% 3/1/2054 (l)	1,113	1,132
Fannie Mae Pool #CB8163 6.00% 3/1/2054 (l)	3,235	3,331
Fannie Mae Pool #CB8168 6.00% 3/1/2054 (l)	30	30
Fannie Mae Pool #CB8337 5.50% 4/1/2054 (l)	15,092	15,346
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (l)	1	1
Fannie Mae Pool #DB5160 5.50% 5/1/2054 (l)	1,023	1,040
Fannie Mae Pool #FS8131 5.50% 6/1/2054 (l)	2,989	3,062
Fannie Mae Pool #MA5388 5.50% 6/1/2054 (l)	1,648	1,673
Fannie Mae Pool #FS8153 6.00% 6/1/2054 (l)	2,048	2,127
Fannie Mae Pool #DB6878 6.00% 6/1/2054 (l)	1,059	1,086

The Income Fund of America	31

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8223 6.00% 6/1/2054 (l)	USD398	$409
Fannie Mae Pool #FS8219 6.00% 6/1/2054 (l)	346	358
Fannie Mae Pool #CB8755 6.00% 6/1/2054 (l)	61	63
Fannie Mae Pool #FP0128 6.50% 6/1/2054 (l)	3,687	3,817
Fannie Mae Pool #DB5213 5.50% 7/1/2054 (l)	1,053	1,068
Fannie Mae Pool #BU4699 5.50% 7/1/2054 (l)	1,024	1,046
Fannie Mae Pool #MA5421 6.00% 7/1/2054 (l)	7,103	7,274
Fannie Mae Pool #BU4700 6.00% 7/1/2054 (l)	1,694	1,747
Fannie Mae Pool #CB8858 6.00% 7/1/2054 (l)	1,416	1,462
Fannie Mae Pool #FS8318 6.00% 7/1/2054 (l)	1,005	1,048
Fannie Mae Pool #DB6901 6.00% 7/1/2054 (l)	726	743
Fannie Mae Pool #DB7039 6.00% 7/1/2054 (l)	290	299
Fannie Mae Pool #BU4791 6.00% 7/1/2054 (l)	87	89
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (l)	8,204	8,404
Fannie Mae Pool #FS8795 6.00% 8/1/2054 (l)	1,907	1,955
Fannie Mae Pool #FS8757 6.00% 8/1/2054 (l)	846	880
Fannie Mae Pool #FS8758 6.00% 8/1/2054 (l)	423	435
Fannie Mae Pool #BU4916 6.00% 8/1/2054 (l)	382	393
Fannie Mae Pool #FS8756 6.00% 8/1/2054 (l)	344	355
Fannie Mae Pool #BU4968 6.00% 8/1/2054 (l)	242	248
Fannie Mae Pool #DB4468 6.00% 8/1/2054 (l)	171	176
Fannie Mae Pool #DB7687 6.00% 8/1/2054 (l)	145	149
Fannie Mae Pool #DB7690 6.00% 8/1/2054 (l)	121	126
Fannie Mae Pool #DC0296 6.00% 8/1/2054 (l)	111	116
Fannie Mae Pool #CB9071 6.50% 8/1/2054 (l)	1,307	1,362
Fannie Mae Pool #MA5446 6.50% 8/1/2054 (l)	756	782
Fannie Mae Pool #FS9025 5.50% 9/1/2054 (l)	3,649	3,740
Fannie Mae Pool #BU4946 5.50% 9/1/2054 (l)	428	434
Fannie Mae Pool #FS8866 6.00% 9/1/2054 (l)	828	853
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (l)	24	25
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (l)	12	12
Fannie Mae Pool #MA5472 6.50% 9/1/2054 (l)	2,328	2,410
Fannie Mae Pool #MA5497 5.50% 10/1/2054 (l)	2,623	2,662
Fannie Mae Pool #MA5498 6.00% 10/1/2054 (l)	5,482	5,617
Fannie Mae Pool #DC3877 6.00% 10/1/2054 (l)	913	935
Fannie Mae Pool #CB9616 5.50% 12/1/2054 (l)	2,154	2,196
Fannie Mae Pool #FA0287 6.00% 12/1/2054 (l)	22,948	23,502
Fannie Mae Pool #DC7035 6.00% 12/1/2054 (l)	4,183	4,284
Fannie Mae Pool #DC7823 6.00% 12/1/2054 (l)	503	516
Fannie Mae Pool #MA5587 6.00% 1/1/2055 (l)	7,816	8,005
Fannie Mae Pool #DD0835 6.00% 1/1/2055 (l)	4,035	4,133
Fannie Mae Pool #CB9840 6.50% 1/1/2055 (l)	13,361	13,865
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (l)	749	767
Fannie Mae Pool #DD2501 6.00% 2/1/2055 (l)	659	676
Fannie Mae Pool #MA5644 4.50% 3/1/2055 (l)	1,341	1,316
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (l)	7,000	7,169
Fannie Mae Pool #190445 6.50% 3/1/2055 (l)	32,530	33,679
Fannie Mae Pool #FA2843 6.50% 3/1/2055 (l)	5,828	6,038
Fannie Mae Pool #MA5671 4.50% 4/1/2055 (l)	1,426	1,399
Fannie Mae Pool #MA5674 6.00% 4/1/2055 (l)	10,048	10,290
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (l)	18	19
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (l)	18	18
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (l)	18,601	19,051
Fannie Mae Pool #MA5734 5.00% 6/1/2055 (l)	2,608	2,610
Fannie Mae Pool #DE2033 6.00% 6/1/2055 (l)	34	35
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (l)	177	181
Fannie Mae Pool #FA2842 6.50% 7/1/2055 (l)	19,619	20,323
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (l)	8,311	8,603
Fannie Mae Pool #CC0859 5.50% 8/1/2055 (l)	9,922	10,176
Fannie Mae Pool #MA5792 5.50% 8/1/2055 (l)	1,807	1,834
Fannie Mae Pool #MA5793 6.00% 8/1/2055 (l)	1,009	1,033
Fannie Mae Pool #CC0879 6.00% 8/1/2055 (l)	128	134
Fannie Mae Pool #MA5822 5.50% 9/1/2055 (l)	141	143
Fannie Mae Pool #BF0133 4.00% 8/1/2056 (l)	3,369	3,230
Fannie Mae Pool #BF0167 3.00% 2/1/2057 (l)	690	608
Fannie Mae Pool #BF0264 3.50% 5/1/2058 (l)	10,043	9,234

32	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BF0332 3.00% 1/1/2059 (l)	USD51,507	$45,248
Fannie Mae Pool #BM6736 4.50% 11/1/2059 (l)	17,359	17,187
Fannie Mae Pool #BF0497 3.00% 7/1/2060 (l)	12,261	10,710
Fannie Mae Pool #BF0546 2.50% 7/1/2061 (l)	10,762	8,918
Fannie Mae Pool #BF0548 3.00% 7/1/2061 (l)	4,336	3,761
Fannie Mae Pool #BF0762 3.00% 9/1/2063 (l)	661	573
Fannie Mae Pool #BF0784 3.50% 12/1/2063 (l)	23,376	21,286
Fannie Mae Pool #BF0786 4.00% 12/1/2063 (l)	4,130	3,902
Fannie Mae, Series 2007-24, Class P, 6.00% 3/25/2037 (l)	105	111
Fannie Mae, Series 2007-33, Class HE, 5.50% 4/25/2037 (l)	225	234
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041 (l)	41	42
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041 (l)	65	68
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041 (l)	66	68
Fannie Mae, Series 2002-W1, Class 2A, 4.335% 2/25/2042 (i)(l)	153	154
Freddie Mac Pool #J38387 3.00% 1/1/2033 (l)	17	17
Freddie Mac Pool #G04805 4.50% 12/1/2035 (l)	1,563	1,574
Freddie Mac Pool #K93772 3.00% 12/1/2036 (l)	281	265
Freddie Mac Pool #K93766 3.00% 12/1/2036 (l)	273	257
Freddie Mac Pool #G04553 6.50% 9/1/2038 (l)	191	203
Freddie Mac Pool #G08353 4.50% 7/1/2039 (l)	143	144
Freddie Mac Pool #A87892 5.00% 8/1/2039 (l)	344	356
Freddie Mac Pool #A87873 5.00% 8/1/2039 (l)	138	141
Freddie Mac Pool #G05937 4.50% 8/1/2040 (l)	2,202	2,215
Freddie Mac Pool #RB5071 2.00% 9/1/2040 (l)	26,117	23,167
Freddie Mac Pool #A96488 5.00% 1/1/2041 (l)	13	13
Freddie Mac Pool #SC0149 2.00% 3/1/2041 (l)	23,243	20,474
Freddie Mac Pool #Q02849 4.50% 8/1/2041 (l)	167	167
Freddie Mac Pool #Q02676 4.50% 8/1/2041 (l)	139	138
Freddie Mac Pool #G07189 4.50% 3/1/2042 (l)	308	311
Freddie Mac Pool #G07221 4.50% 6/1/2042 (l)	464	467
Freddie Mac Pool #Q23190 4.00% 11/1/2043 (l)	1,015	996
Freddie Mac Pool #Q23185 4.00% 11/1/2043 (l)	762	751
Freddie Mac Pool #Z40130 3.00% 1/1/2046 (l)	3,782	3,519
Freddie Mac Pool #G60559 4.00% 4/1/2046 (l)	4,491	4,380
Freddie Mac Pool #Q41090 4.50% 6/1/2046 (l)	512	513
Freddie Mac Pool #Q41909 4.50% 7/1/2046 (l)	882	885
Freddie Mac Pool #V82662 4.00% 10/1/2046 (l)	2,979	2,905
Freddie Mac Pool #Q44400 4.00% 11/1/2046 (l)	2,689	2,623
Freddie Mac Pool #SD0470 4.00% 11/1/2047 (l)	5,434	5,276
Freddie Mac Pool #G61733 3.00% 12/1/2047 (l)	4,977	4,562
Freddie Mac Pool #ZT2265 4.00% 8/1/2048 (l)	3,444	3,352
Freddie Mac Pool #G61628 3.50% 9/1/2048 (l)	463	437
Freddie Mac Pool #Z40273 4.50% 10/1/2048 (l)	294	293
Freddie Mac Pool #SD0045 4.50% 11/1/2048 (l)	9,026	9,001
Freddie Mac Pool #ZN3568 4.50% 2/1/2049 (l)	7	7
Freddie Mac Pool #SD7503 3.50% 8/1/2049 (l)	2,612	2,457
Freddie Mac Pool #SD7508 3.50% 10/1/2049 (l)	10,654	10,023
Freddie Mac Pool #QA4396 2.50% 11/1/2049 (l)	15	13
Freddie Mac Pool #RA1744 4.00% 11/1/2049 (l)	11,989	11,624
Freddie Mac Pool #QA5125 3.50% 12/1/2049 (l)	14,572	13,747
Freddie Mac Pool #RA2854 2.50% 6/1/2050 (l)	243	207
Freddie Mac Pool #RA3022 2.50% 6/1/2050 (l)	44	38
Freddie Mac Pool #QB1397 2.50% 7/1/2050 (l)	2,222	1,892
Freddie Mac Pool #RA3054 2.50% 7/1/2050 (l)	1,260	1,073
Freddie Mac Pool #RA3055 2.50% 7/1/2050 (l)	191	163
Freddie Mac Pool #RA3384 3.00% 8/1/2050 (l)	319	286
Freddie Mac Pool #QB3745 2.50% 9/1/2050 (l)	388	333
Freddie Mac Pool #RA3515 2.50% 9/1/2050 (l)	105	90
Freddie Mac Pool #RA3506 3.00% 9/1/2050 (l)	2,600	2,327
Freddie Mac Pool #SD7525 2.50% 10/1/2050 (l)	11,737	10,212
Freddie Mac Pool #RA3771 2.50% 10/1/2050 (l)	7,018	5,984
Freddie Mac Pool #SD8106 2.00% 11/1/2050 (l)	44,524	36,503
Freddie Mac Pool #SD7528 2.00% 11/1/2050 (l)	17,571	14,602
Freddie Mac Pool #RA3987 2.50% 11/1/2050 (l)	8,767	7,540
Freddie Mac Pool #QB5662 2.50% 11/1/2050 (l)	947	812
Freddie Mac Pool #QB5799 2.50% 11/1/2050 (l)	54	46

The Income Fund of America	33

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA4206 2.50% 12/1/2050 (l)	USD13,032	$11,088
Freddie Mac Pool #RA4179 2.50% 12/1/2050 (l)	1,816	1,547
Freddie Mac Pool #RA4216 2.50% 12/1/2050 (l)	18	16
Freddie Mac Pool #QB7147 2.50% 1/1/2051 (l)	281	241
Freddie Mac Pool #SD0554 2.50% 3/1/2051 (l)	2,155	1,833
Freddie Mac Pool #QC1187 2.50% 4/1/2051 (l)	1,818	1,550
Freddie Mac Pool #SD0566 2.50% 4/1/2051 (l)	1,285	1,092
Freddie Mac Pool #SI2108 2.50% 4/1/2051 (l)	847	721
Freddie Mac Pool #RA5288 2.00% 5/1/2051 (l)	9,645	7,941
Freddie Mac Pool #RA5155 2.00% 5/1/2051 (l)	51	41
Freddie Mac Pool #QC1292 2.50% 5/1/2051 (l)	2,776	2,373
Freddie Mac Pool #SI2106 2.50% 5/1/2051 (l)	253	217
Freddie Mac Pool #RA5286 2.50% 5/1/2051 (l)	55	47
Freddie Mac Pool #RA5267 3.00% 5/1/2051 (l)	1,614	1,444
Freddie Mac Pool #SD1852 2.50% 6/1/2051 (l)	4,885	4,163
Freddie Mac Pool #SD3095 2.50% 7/1/2051 (l)	4,580	3,897
Freddie Mac Pool #RA5559 2.50% 7/1/2051 (l)	3,657	3,109
Freddie Mac Pool #QC3551 2.50% 7/1/2051 (l)	832	712
Freddie Mac Pool #QC4225 2.50% 7/1/2051 (l)	450	386
Freddie Mac Pool #SD7544 3.00% 7/1/2051 (l)	568	515
Freddie Mac Pool #QC5575 2.50% 8/1/2051 (l)	76	65
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (l)	1,178	1,046
Freddie Mac Pool #SD8166 2.00% 9/1/2051 (l)	754	616
Freddie Mac Pool #RA5759 2.50% 9/1/2051 (l)	4,124	3,506
Freddie Mac Pool #SD7545 2.50% 9/1/2051 (l)	3,245	2,824
Freddie Mac Pool #RA5767 2.50% 9/1/2051 (l)	1,713	1,457
Freddie Mac Pool #SD5485 2.50% 9/1/2051 (l)	1,034	882
Freddie Mac Pool #RA5782 2.50% 9/1/2051 (l)	495	430
Freddie Mac Pool #RA5971 3.00% 9/1/2051 (l)	21,686	19,632
Freddie Mac Pool #QC6456 3.00% 9/1/2051 (l)	4,009	3,559
Freddie Mac Pool #RA5901 3.00% 9/1/2051 (l)	1,559	1,395
Freddie Mac Pool #SD1345 2.50% 10/1/2051 (l)	11,193	9,540
Freddie Mac Pool #QC8196 2.50% 10/1/2051 (l)	2,942	2,502
Freddie Mac Pool #RA6136 2.50% 10/1/2051 (l)	1,317	1,119
Freddie Mac Pool #SD2880 3.00% 10/1/2051 (l)	4,116	3,683
Freddie Mac Pool #SD0734 3.00% 10/1/2051 (l)	1,353	1,224
Freddie Mac Pool #QD1841 2.00% 11/1/2051 (l)	1,958	1,592
Freddie Mac Pool #QC9561 2.50% 11/1/2051 (l)	1,137	967
Freddie Mac Pool #RA6347 3.00% 11/1/2051 (l)	1,670	1,495
Freddie Mac Pool #SD8182 2.00% 12/1/2051 (l)	778	635
Freddie Mac Pool #QD2900 2.00% 12/1/2051 (l)	363	295
Freddie Mac Pool #RA6483 2.50% 12/1/2051 (l)	3,169	2,741
Freddie Mac Pool #QD3226 2.50% 12/1/2051 (l)	629	535
Freddie Mac Pool #SD8183 2.50% 12/1/2051 (l)	168	144
Freddie Mac Pool #RA6652 2.50% 1/1/2052 (l)	548	467
Freddie Mac Pool #SD7552 2.50% 1/1/2052 (l)	116	100
Freddie Mac Pool #SD7551 3.00% 1/1/2052 (l)	49,913	45,060
Freddie Mac Pool #SD0813 3.00% 1/1/2052 (l)	402	364
Freddie Mac Pool #SD0803 3.00% 1/1/2052 (l)	316	283
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (l)	1,109	902
Freddie Mac Pool #SD8193 2.00% 2/1/2052 (l)	796	649
Freddie Mac Pool #SD0902 2.50% 2/1/2052 (l)	6,558	5,576
Freddie Mac Pool #QD6848 2.50% 2/1/2052 (l)	1,303	1,111
Freddie Mac Pool #QD7187 2.50% 2/1/2052 (l)	772	658
Freddie Mac Pool #QE0849 2.50% 2/1/2052 (l)	450	383
Freddie Mac Pool #QD7089 3.50% 2/1/2052 (l)	2,373	2,212
Freddie Mac Pool #RA6973 2.00% 3/1/2052 (l)	4,074	3,314
Freddie Mac Pool #SD5343 2.00% 3/1/2052 (l)	2,647	2,153
Freddie Mac Pool #SD8199 2.00% 3/1/2052 (l)	1,540	1,254
Freddie Mac Pool #QD8010 2.00% 3/1/2052 (l)	889	722
Freddie Mac Pool #QD8820 2.00% 3/1/2052 (l)	165	134
Freddie Mac Pool #SD3226 2.50% 3/1/2052 (l)	2,910	2,479
Freddie Mac Pool #QE0957 2.50% 3/1/2052 (l)	167	143
Freddie Mac Pool #RA7091 2.50% 3/1/2052 (l)	80	68
Freddie Mac Pool #SD7553 3.00% 3/1/2052 (l)	4,881	4,398
Freddie Mac Pool #SD8204 2.00% 4/1/2052 (l)	1,216	990

34	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QE0312 2.00% 4/1/2052 (l)	USD900	$731
Freddie Mac Pool #SD3478 2.50% 4/1/2052 (l)	7,762	6,599
Freddie Mac Pool #SD7554 2.50% 4/1/2052 (l)	1,722	1,494
Freddie Mac Pool #RA7177 2.50% 4/1/2052 (l)	256	218
Freddie Mac Pool #QE1005 2.50% 4/1/2052 (l)	174	149
Freddie Mac Pool #QE1102 2.50% 4/1/2052 (l)	164	140
Freddie Mac Pool #QE0292 2.50% 4/1/2052 (l)	155	132
Freddie Mac Pool #SD1099 2.50% 5/1/2052 (l)	124	107
Freddie Mac Pool #SD8213 3.00% 5/1/2052 (l)	6,517	5,801
Freddie Mac Pool #SD8219 2.50% 6/1/2052 (l)	806	688
Freddie Mac Pool #SD8220 3.00% 6/1/2052 (l)	7,834	6,963
Freddie Mac Pool #SL2621 2.50% 7/1/2052 (l)	72,452	61,599
Freddie Mac Pool #SD4815 2.50% 7/1/2052 (l)	365	311
Freddie Mac Pool #SD8224 2.50% 7/1/2052 (l)	309	264
Freddie Mac Pool #SD3416 2.50% 7/1/2052 (l)	270	229
Freddie Mac Pool #SD5368 2.50% 7/1/2052 (l)	146	124
Freddie Mac Pool #SL0012 3.50% 7/1/2052 (l)	32	30
Freddie Mac Pool #SD1502 4.00% 7/1/2052 (l)	4,840	4,653
Freddie Mac Pool #SD1406 2.00% 8/1/2052 (l)	732	595
Freddie Mac Pool #SD7556 3.00% 8/1/2052 (l)	8,882	7,991
Freddie Mac Pool #QE8579 4.50% 8/1/2052 (l)	206	203
Freddie Mac Pool #QE9497 4.50% 9/1/2052 (l)	211	209
Freddie Mac Pool #SD2465 4.50% 10/1/2052 (l)	89	87
Freddie Mac Pool #RA8544 5.50% 2/1/2053 (l)	16,693	17,007
Freddie Mac Pool #SD8327 3.50% 4/1/2053 (l)	374	347
Freddie Mac Pool #SD2716 5.00% 4/1/2053 (l)	2,523	2,542
Freddie Mac Pool #SD8331 5.50% 6/1/2053 (l)	1,283	1,306
Freddie Mac Pool #RA9294 6.50% 6/1/2053 (l)	884	921
Freddie Mac Pool #RA9292 6.50% 6/1/2053 (l)	796	831
Freddie Mac Pool #RA9288 6.50% 6/1/2053 (l)	757	798
Freddie Mac Pool #RA9289 6.50% 6/1/2053 (l)	743	782
Freddie Mac Pool #RA9287 6.50% 6/1/2053 (l)	505	533
Freddie Mac Pool #RA9290 6.50% 6/1/2053 (l)	425	448
Freddie Mac Pool #RA9291 6.50% 6/1/2053 (l)	257	267
Freddie Mac Pool #RA9295 6.50% 6/1/2053 (l)	240	256
Freddie Mac Pool #SD8342 5.50% 7/1/2053 (l)	4,955	5,042
Freddie Mac Pool #QG7411 5.50% 7/1/2053 (l)	714	728
Freddie Mac Pool #SD3432 6.00% 7/1/2053 (l)	297	310
Freddie Mac Pool #QG9084 5.50% 8/1/2053 (l)	3,311	3,368
Freddie Mac Pool #QG9008 5.50% 8/1/2053 (l)	3,226	3,284
Freddie Mac Pool #QG9628 5.50% 8/1/2053 (l)	2,567	2,610
Freddie Mac Pool #QG9141 5.50% 8/1/2053 (l)	1,923	1,959
Freddie Mac Pool #SD8362 5.50% 9/1/2053 (l)	189	192
Freddie Mac Pool #SD8363 6.00% 9/1/2053 (l)	2,780	2,852
Freddie Mac Pool #SD4571 5.50% 11/1/2053 (l)	24,943	25,405
Freddie Mac Pool #SD8374 6.50% 11/1/2053 (l)	69	72
Freddie Mac Pool #SD4816 2.50% 1/1/2054 (l)	110	94
Freddie Mac Pool #SD5856 3.50% 1/1/2054 (l)	11,906	11,031
Freddie Mac Pool #RJ0668 6.00% 1/1/2054 (l)	5,688	5,847
Freddie Mac Pool #SD8396 6.00% 1/1/2054 (l)	99	102
Freddie Mac Pool #SD4693 6.50% 1/1/2054 (l)	399	414
Freddie Mac Pool #SD8401 5.50% 2/1/2054 (l)	615	625
Freddie Mac Pool #SD8402 6.00% 2/1/2054 (l)	3,986	4,094
Freddie Mac Pool #SD8408 5.50% 3/1/2054 (l)	2,135	2,168
Freddie Mac Pool #RJ1216 5.50% 4/1/2054 (l)	363	371
Freddie Mac Pool #RJ1215 5.50% 4/1/2054 (l)	264	268
Freddie Mac Pool #SD5303 6.00% 4/1/2054 (l)	1,547	1,596
Freddie Mac Pool #QI3333 6.00% 4/1/2054 (l)	160	166
Freddie Mac Pool #SD5692 6.00% 5/1/2054 (l)	222	231
Freddie Mac Pool #RJ1768 5.50% 6/1/2054 (l)	1,788	1,833
Freddie Mac Pool #RJ1785 6.00% 6/1/2054 (l)	2,602	2,684
Freddie Mac Pool #RJ1779 6.00% 6/1/2054 (l)	1,862	1,935
Freddie Mac Pool #SD5691 6.00% 6/1/2054 (l)	126	129
Freddie Mac Pool #QI9074 6.00% 6/1/2054 (l)	90	93
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (l)	30	31
Freddie Mac Pool #SD8446 5.50% 7/1/2054 (l)	3,183	3,230

The Income Fund of America	35

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI8872 5.50% 7/1/2054 (l)	USD523	$534
Freddie Mac Pool #RJ1964 6.00% 7/1/2054 (l)	3,029	3,157
Freddie Mac Pool #RJ1975 6.00% 7/1/2054 (l)	2,198	2,271
Freddie Mac Pool #SD8447 6.00% 7/1/2054 (l)	1,219	1,249
Freddie Mac Pool #SD5813 6.00% 7/1/2054 (l)	829	852
Freddie Mac Pool #QI8874 6.00% 7/1/2054 (l)	733	756
Freddie Mac Pool #SD5896 6.00% 7/1/2054 (l)	284	292
Freddie Mac Pool #SD8448 6.50% 7/1/2054 (l)	22,020	22,798
Freddie Mac Pool #RJ2200 5.50% 8/1/2054 (l)	970	986
Freddie Mac Pool #RJ2206 5.50% 8/1/2054 (l)	597	607
Freddie Mac Pool #RJ2243 5.50% 8/1/2054 (l)	559	570
Freddie Mac Pool #RJ2203 5.50% 8/1/2054 (l)	97	98
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (l)	5,061	5,184
Freddie Mac Pool #RJ2212 6.00% 8/1/2054 (l)	3,309	3,450
Freddie Mac Pool #RJ2216 6.00% 8/1/2054 (l)	1,072	1,102
Freddie Mac Pool #SD6029 6.00% 8/1/2054 (l)	512	528
Freddie Mac Pool #RJ2210 6.00% 8/1/2054 (l)	364	373
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (l)	13	13
Freddie Mac Pool #SD8455 6.50% 8/1/2054 (l)	6,649	6,884
Freddie Mac Pool #QJ1576 6.50% 8/1/2054 (l)	2,133	2,211
Freddie Mac Pool #RJ2222 6.50% 8/1/2054 (l)	584	609
Freddie Mac Pool #RJ2247 6.50% 8/1/2054 (l)	483	503
Freddie Mac Pool #RJ2228 6.50% 8/1/2054 (l)	245	254
Freddie Mac Pool #SD6328 5.50% 9/1/2054 (l)	1,923	1,973
Freddie Mac Pool #RJ2422 5.50% 9/1/2054 (l)	1,677	1,705
Freddie Mac Pool #QJ3044 5.50% 9/1/2054 (l)	859	872
Freddie Mac Pool #RJ2415 5.50% 9/1/2054 (l)	706	725
Freddie Mac Pool #RJ2408 5.50% 9/1/2054 (l)	643	656
Freddie Mac Pool #SD8463 6.00% 9/1/2054 (l)	2,596	2,661
Freddie Mac Pool #RJ2314 6.00% 9/1/2054 (l)	1,810	1,865
Freddie Mac Pool #RJ2312 6.00% 9/1/2054 (l)	960	989
Freddie Mac Pool #RJ2308 6.00% 9/1/2054 (l)	898	937
Freddie Mac Pool #RJ2306 6.00% 9/1/2054 (l)	883	918
Freddie Mac Pool #RJ2309 6.00% 9/1/2054 (l)	547	561
Freddie Mac Pool #SD6404 6.50% 9/1/2054 (l)	7,700	8,000
Freddie Mac Pool #QJ5643 6.50% 9/1/2054 (l)	2,758	2,855
Freddie Mac Pool #SD8464 6.50% 9/1/2054 (l)	2,080	2,154
Freddie Mac Pool #RJ2474 6.50% 9/1/2054 (l)	282	293
Freddie Mac Pool #RJ2411 6.50% 9/1/2054 (l)	186	194
Freddie Mac Pool #RJ2470 6.50% 9/1/2054 (l)	81	84
Freddie Mac Pool #RJ2664 5.00% 10/1/2054 (l)	2,404	2,408
Freddie Mac Pool #SD8469 5.50% 10/1/2054 (l)	8,566	8,693
Freddie Mac Pool #SL1418 6.00% 10/1/2054 (l)	555	569
Freddie Mac Pool #RJ2860 5.00% 11/1/2054 (l)	11,275	11,290
Freddie Mac Pool #RJ2913 5.50% 11/1/2054 (l)	8,295	8,428
Freddie Mac Pool #RJ2917 5.50% 11/1/2054 (l)	3,836	3,896
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (l)	313	318
Freddie Mac Pool #RJ2922 6.00% 11/1/2054 (l)	1,241	1,272
Freddie Mac Pool #SD8493 5.50% 12/1/2054 (l)	4,699	4,769
Freddie Mac Pool #QX0376 5.50% 12/1/2054 (l)	1,724	1,758
Freddie Mac Pool #QX1233 6.00% 12/1/2054 (l)	361	370
Freddie Mac Pool #QX1087 6.00% 12/1/2054 (l)	260	266
Freddie Mac Pool #SD8496 6.00% 1/1/2055 (l)	7,587	7,771
Freddie Mac Pool #QX4065 6.00% 1/1/2055 (l)	2,939	3,011
Freddie Mac Pool #QX3576 6.00% 1/1/2055 (l)	294	302
Freddie Mac Pool #SD8506 5.50% 2/1/2055 (l)	76	77
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (l)	13,836	14,171
Freddie Mac Pool #SL0588 3.50% 3/1/2055 (l)	917	850
Freddie Mac Pool #SL0924 6.00% 3/1/2055 (l)	1,162	1,190
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (l)	973	997
Freddie Mac Pool #QX9923 6.00% 3/1/2055 (l)	100	104
Freddie Mac Pool #SD8517 6.50% 3/1/2055 (l)	27,306	28,271
Freddie Mac Pool #SL1094 5.00% 4/1/2055 (l)	1,704	1,705
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (l)	10,540	10,796
Freddie Mac Pool #SL1413 6.00% 4/1/2055 (l)	7,512	7,696
Freddie Mac Pool #SL0796 6.00% 4/1/2055 (l)	7,456	7,638

36	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QY0236 6.00% 4/1/2055 (l)	USD6,859	$7,027
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (l)	1,590	1,628
Freddie Mac Pool #QX9672 6.00% 4/1/2055 (l)	472	484
Freddie Mac Pool #QY3774 6.00% 5/1/2055 (l)	9,807	10,048
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (l)	1,164	1,193
Freddie Mac Pool #QY3449 6.00% 5/1/2055 (l)	877	899
Freddie Mac Pool #SL1138 6.00% 5/1/2055 (l)	640	656
Freddie Mac Pool #SL1137 6.00% 5/1/2055 (l)	590	604
Freddie Mac Pool #RQ0012 5.00% 6/1/2055 (l)	1,355	1,356
Freddie Mac Pool #RQ0015 6.50% 6/1/2055 (l)	11,148	11,542
Freddie Mac Pool #RQ0026 5.00% 7/1/2055 (l)	10,628	10,637
Freddie Mac Pool #RQ0027 5.50% 7/1/2055 (l)	128	130
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (l)	4,730	4,844
Freddie Mac Pool #QY7786 6.00% 7/1/2055 (l)	336	344
Freddie Mac Pool #SL2625 6.50% 7/1/2055 (l)	5,429	5,620
Freddie Mac Pool #QZ0219 6.00% 8/1/2055 (l)	448	459
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (l)	168	172
Freddie Mac Pool #RQ0049 5.50% 9/1/2055 (l)	18	18
Freddie Mac Pool #RQ0050 6.00% 9/1/2055 (l)	42	43
Freddie Mac Pool #RQ0056 5.50% 10/1/2055 (l)	15,477	15,704
Freddie Mac Pool #RQ0081 3.50% 1/1/2056 (l)	995	921
Freddie Mac, Series 3257, Class PA, 5.50% 12/15/2036 (l)	225	235
Freddie Mac, Series 3286, Class JN, 5.50% 2/15/2037 (l)	164	171
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037 (l)	97	101
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031 (l)	21,362	22,390
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056 (l)	1,622	1,549
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 1/25/2056 (l)	254	240
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056 (i)(l)	1,630	1,568
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056 (l)	2,528	2,397
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056 (i)(l)	2,439	2,327
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057 (i)(l)	475	435
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057 (l)	390	353
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 6/25/2057 (l)	771	761
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/26/2058 (l)	4,574	4,454
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059 (l)	3,371	3,172
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028 (l)	1,698	1,671
Government National Mortgage Assn. 2.00% 2/1/2056 (l)(m)	2,500	2,080
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041 (l)	236	234
Government National Mortgage Assn. Pool #BD3903 4.00% 1/20/2048 (l)	4,015	3,818
Government National Mortgage Assn. Pool #BE3194 4.00% 1/20/2048 (l)	912	868
Government National Mortgage Assn. Pool #MA5192 4.00% 5/20/2048 (l)	2,982	2,879
Government National Mortgage Assn. Pool #MA6217 2.50% 10/20/2049 (l)	26	22
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050 (l)	49,051	40,859
Government National Mortgage Assn. Pool #MA7533 2.00% 8/20/2051 (l)	2,008	1,672
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051 (l)	31,867	27,639
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052 (l)	821	712
Government National Mortgage Assn. Pool #MA8150 4.00% 7/20/2052 (l)	20	19
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052 (l)	2,524	2,409
Government National Mortgage Assn. Pool #MA8426 4.00% 11/20/2052 (l)	1,560	1,487
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053 (l)	23,046	22,660
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053 (l)	4,469	4,389
Government National Mortgage Assn. Pool #MA9722 4.00% 6/20/2054 (l)	1,663	1,582
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063 (l)	4,480	3,332
Uniform Mortgage-Backed Security 2.00% 2/1/2056 (l)(m)	11,457	9,298
Uniform Mortgage-Backed Security 2.50% 2/1/2056 (l)(m)	107,533	91,294
Uniform Mortgage-Backed Security 3.00% 2/1/2056 (l)(m)	18,362	16,278
Uniform Mortgage-Backed Security 3.50% 2/1/2056 (l)(m)	2,794	2,585
Uniform Mortgage-Backed Security 4.50% 2/1/2056 (l)(m)	3,500	3,429
Uniform Mortgage-Backed Security 5.00% 2/1/2056 (l)(m)	33,760	33,759
Uniform Mortgage-Backed Security 5.50% 2/1/2056 (l)(m)	146,325	148,383
Uniform Mortgage-Backed Security 6.00% 2/1/2056 (l)(m)	19,401	19,869
Uniform Mortgage-Backed Security 6.50% 2/1/2056 (l)(m)	8,911	9,230
Uniform Mortgage-Backed Security 2.00% 3/1/2056 (l)(m)	62,982	51,076
Uniform Mortgage-Backed Security 2.50% 3/1/2056 (l)(m)	419,832	356,234

The Income Fund of America	37

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 3.00% 3/1/2056 (l)(m)	USD73,236	$64,866
Uniform Mortgage-Backed Security 3.50% 3/1/2056 (l)(m)	2,206	2,038
Uniform Mortgage-Backed Security 5.00% 3/1/2056 (l)(m)	71,740	71,625
		3,355,275

Commercial mortgage-backed securities 0.52%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.423% 6/15/2040 (g)(i)(l)	14,910	15,053
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (g)(l)	11,195	10,976
AMSR Trust, Series 2025-SFR1, Class A, 3.655% 6/17/2042 (g)(l)	5,897	5,679
AMSR Trust, Series 2025-SFR1, Class D, 3.655% 6/17/2042 (g)(l)	1,704	1,595
AMSR Trust, Series 2025-SFR1, Class C, 3.655% 6/17/2042 (g)(l)	1,463	1,383
AMSR Trust, Series 2025-SFR1, Class B, 3.655% 6/17/2042 (g)(l)	1,386	1,321
AMSR Trust, Series 2025-SFR2, Class A, 4.275% 11/17/2042 (g)(l)	5,008	4,935
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.372% 7/15/2041 (g)(i)(l)	1,566	1,571
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class D, 7.935% 11/10/2029 (g)(i)(l)	7,871	8,125
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052 (l)	1,810	1,793
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052 (l)	240	236
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055 (l)	2,230	2,194
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056 (l)	1,135	1,162
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056 (l)	10,734	11,295
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056 (i)(l)	3,328	3,551
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057 (l)	7,320	7,625
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (l)	2,190	2,297
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (i)(l)	6,459	6,802
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (i)(l)	3,040	3,173
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (i)(l)	16,947	17,696
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061 (l)	480	476
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061 (l)	293	289
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061 (i)(l)	5,772	5,777
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061 (l)	5,655	5,384
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (l)	3,260	3,151
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063 (l)	3,772	3,476
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055 (i)(l)	780	773
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056 (l)	5,296	5,474
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056 (i)(l)	3,200	3,435
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (i)(l)	2,906	3,006
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (i)(l)	5,718	5,678
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051 (l)	4,806	4,789
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052 (l)	5,996	5,954
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053 (l)	3,146	2,859
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (i)(l)	3,037	3,052
Benchmark Mortgage Trust, Series 2025-V14, Class A4, 5.66% 4/15/2057 (l)	11,006	11,503
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (i)(l)	5,802	6,064
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (l)	3,351	3,490
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (i)(l)	930	968
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (l)	983	1,013
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057 (i)(l)	2,702	2,818
BFLD Trust, Series 2024-WRHS, Class A, (1-month USD CME Term SOFR + 1.492%) 5.172% 7/15/2039 (g)(i)(l)	7,416	7,429
BFLD Trust, Series 2024-WRHS, Class B, (1-month USD CME Term SOFR + 1.99%) 5.73% 7/15/2039 (g)(i)(l)	5,065	5,079
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054 (i)(l)	3,460	3,514
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056 (l)	1,962	2,055
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057 (i)(l)	11,120	11,592
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (i)(l)	2,300	2,393
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (i)(l)	17,244	18,081
BMO Mortgage Trust, Series 2025-5C9, Class AS, 6.165% 4/15/2058 (i)(l)	9,284	9,742
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.28% 12/15/2042 (g)(i)(l)	5,823	5,869
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 4.974% 12/15/2039 (g)(i)(l)	6,950	6,971
BX Commercial Mortgage Trust, Series 2024-GPA3, Class B, (1-month USD CME Term SOFR + 1.642%) 5.323% 12/15/2039 (g)(i)(l)	1,312	1,318
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.221% 5/15/2034 (g)(i)(l)	3,493	3,499
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 4.384% 9/15/2034 (g)(i)(l)	9,208	9,198
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.171% 4/15/2037 (g)(i)(l)	4,963	4,973

38	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 4.645% 11/15/2038 (g)(i)(l)	USD7,908	$7,909
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 4.670% 1/17/2039 (g)(i)(l)	12,167	12,166
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.122% 4/15/2041 (g)(i)(l)	8,686	8,705
BX Trust, Series 2024-BIO2, Class A, 5.413% 8/13/2041 (g)(i)(l)	17,828	18,075
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.372% 8/15/2041 (g)(i)(l)	24,535	24,620
BX Trust, Series 2024-FNX, Class A, (1-month USD CME Term SOFR + 1.442%) 5.122% 11/15/2041 (g)(i)(l)	12,373	12,407
BX Trust, Series 2024-GPA2, Class A, (1-month USD CME Term SOFR + 1.542%) 5.223% 11/15/2041 (g)(i)(l)	10,869	10,900
BX Trust, Series 2024-FNX, Class B, (1-month USD CME Term SOFR + 1.742%) 5.422% 11/15/2041 (g)(i)(l)	3,363	3,375
BX Trust, Series 2024-GPA2, Class B, (1-month USD CME Term SOFR + 1.892%) 5.572% 11/15/2041 (g)(i)(l)	4,935	4,955
BX Trust, Series 2025-ARIA, Class A, 5.12% 12/13/2042 (g)(i)(l)	2,000	2,036
BX Trust, Series 2025-DELC, Class A, (1-month USD CME Term SOFR + 1.55%) 5.23% 12/15/2042 (g)(i)(l)	5,618	5,658
BX Trust, Series 2025-DELC, Class B, (1-month USD CME Term SOFR + 1.80%) 5.48% 12/15/2042 (g)(i)(l)	472	475
BX Trust, Series 2025-VOLT, Class A, (1-month USD CME Term SOFR + 1.70%) 5.38% 12/15/2044 (g)(i)(l)	15,370	15,468
CALI Mortgage Trust, Series 2024-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 5.571% 7/15/2041 (g)(i)(l)	4,768	4,784
CALI Mortgage Trust, Series 2024-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.021% 7/15/2041 (g)(i)(l)	5,091	5,116
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.322% 8/15/2041 (g)(i)(l)	12,536	12,553
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (g)(i)(l)	8,114	8,356
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (l)	437	435
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 5/10/2049 (l)	350	348
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class B, 4.044% 4/15/2050 (i)(l)	318	305
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (g)(l)	6,864	7,068
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (g)(l)	3,537	3,638
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/12/2040 (g)(i)(l)	2,720	2,814
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049 (l)	400	397
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (g)(i)(l)	10,371	10,605
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1, 4.771% 2/25/2071 (g)(i)(l)	4,714	4,714
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 4.98% 10/15/2042 (g)(i)(l)	5,640	5,672
Extended Stay America Trust, Series 2025-ESH, Class B, (1-month USD CME Term SOFR + 1.60%) 5.28% 10/15/2042 (g)(i)(l)	1,690	1,699
Extended Stay America Trust, Series 2025-ESH, Class C, (1-month USD CME Term SOFR + 1.85%) 5.53% 10/15/2042 (g)(i)(l)	1,508	1,520
Extended Stay America Trust, Series 2025-ESH, Class D, (1-month USD CME Term SOFR + 2.60%) 6.28% 10/15/2042 (g)(i)(l)	2,623	2,652
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (g)(l)	4,070	4,062
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.13% 12/15/2039 (g)(i)(l)	6,068	6,091
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.491% 8/15/2039 (g)(i)(l)	8,000	8,021
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.371% 5/15/2041 (g)(i)(l)	19,885	19,989
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 4.936% 9/10/2038 (g)(i)(l)	2,632	2,634
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.487% 3/10/2041 (g)(i)(l)	3,831	3,891
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050 (l)	940	929
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052 (l)	240	238
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053 (l)	6,571	6,072
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.073% 3/15/2042 (g)(i)(l)	10,765	10,792
Hawaii Hotel Trust, Series 2025-MAUI, Class B, (1-month USD CME Term SOFR + 1.742%) 5.423% 3/15/2042 (g)(i)(l)	1,617	1,623
Hawaii Hotel Trust, Series 2025-MAUI, Class C, (1-month USD CME Term SOFR + 2.042%) 5.722% 3/15/2042 (g)(i)(l)	422	424
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.271% 3/15/2042 (g)(i)(l)	1,901	1,913
Hawaii Hotel Trust, Series 2025-MAUI, Class E, (1-month USD CME Term SOFR + 3.29%) 6.97% 3/15/2042 (g)(i)(l)	5,388	5,293
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.462% 2/5/2045 (g)(i)(l)	7,802	8,123
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039 (g)(i)(l)	591	599
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.467% 1/13/2040 (g)(i)(l)	26,828	27,828
Invitation Homes Trust, Series 2024-SFR1, Class B, 4.00% 9/17/2041 (g)(l)	2,450	2,385
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050 (l)	1,510	1,495
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050 (l)	560	551
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039 (g)(l)	3,421	3,112
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039 (g)(l)	1,165	1,010
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039 (g)(i)(l)	328	277
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049 (i)(l)	4,810	4,774

The Income Fund of America	39

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.273% 11/15/2039 (g)(i)(l)	USD3,453	$3,466
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (g)(l)	15,628	15,083
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048 (l)	138	136
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (l)	2,795	2,713
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049 (l)	580	576
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (l)	21,684	22,622
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.791% 4/15/2055 (i)(l)	590	558
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M10, (30-day Average USD-SOFR + 3.85%) 7.547% 7/25/2054 (g)(i)(l)	2,427	2,502
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.097% 5/25/2055 (g)(i)(l)	1,442	1,467
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 6.797% 5/25/2055 (g)(i)(l)	2,583	2,586
NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.664% 2/10/2047 (g)(i)(l)	613	648
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.18% 9/15/2042 (g)(i)(l)	2,914	2,930
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.072% 5/15/2039 (g)(i)(l)	11,150	11,172
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041 (g)(l)	5,645	5,069
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 4.525% 11/15/2038 (g)(i)(l)	8,066	8,067
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 4.680% 1/15/2039 (g)(i)(l)	19,555	19,561
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.123% 2/15/2042 (g)(i)(l)	15,426	15,338
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, (1-month USD CME Term SOFR + 1.492%) 5.172% 11/15/2041 (g)(i)(l)	7,000	7,020
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class B, (1-month USD CME Term SOFR + 1.842%) 5.522% 11/15/2041 (g)(i)(l)	2,743	2,759
WCORE Commercial Mortgage Trust, Series 2024-CORE, Class C, (1-month USD CME Term SOFR + 2.241%) 5.921% 11/15/2041 (g)(i)(l)	672	677
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class AS, 3.484% 6/15/2049 (l)	185	184
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049 (l)	6,015	5,991
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052 (l)	2,405	2,303
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055 (i)(l)	2,580	2,474
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (l)	690	724
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 1/15/2059 (l)	26	26
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060 (l)	480	478
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.469% 11/15/2027 (g)(i)(l)	12,241	12,379
		750,664

Collateralized mortgage-backed obligations (privately originated) 0.33%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028) (g)(j)(l)	12,156	12,276
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048 (g)(i)(l)	1,585	1,440
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055 (g)(l)	143	139
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (g)(j)(l)	3,117	3,057
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059 (g)(i)(l)	1,249	1,185
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (g)(i)(l)	737	729
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (g)(j)(l)	1,642	1,656
BRAVO Residential Funding Trust, Series 2024-NQM1, Class A1, 5.943% 12/1/2063 (6.943% on 1/1/2028) (g)(j)(l)	751	757
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (g)(j)(l)	4,704	4,751
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (g)(j)(l)	1,574	1,578
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (g)(i)(l)	180	179
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (g)(i)(l)	16,867	16,603
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (g)(j)(l)	526	522
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1B, 3.25% 8/25/2064 (g)(i)(l)	5,115	4,517
Chase Mortgage Finance Corp., Series 2024-RPL2, Class A1A, 3.25% 8/25/2064 (g)(i)(l)	3,248	2,904
CIM Trust, Series 2024-R1, Class A1, 4.75% 6/25/2064 (g)(i)(l)	1,856	1,850
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (g)(j)(l)	5,652	5,664
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060 (g)(i)(l)	242	230
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (g)(j)(l)	880	891
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (g)(j)(l)	5,644	5,690
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066 (g)(i)(l)	1,651	1,526
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.097% 12/25/2042 (g)(i)(l)	2,351	2,398

40	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M1, (30-day Average USD-SOFR + 1.50%) 5.197% 10/25/2043 (g)(i)(l)	USD1,154	$1,157
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 4.747% 1/25/2044 (g)(i)(l)	1,385	1,387
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.497% 1/25/2044 (g)(i)(l)	1,614	1,633
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 6.397% 1/25/2044 (g)(i)(l)	2,985	3,085
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 5.497% 2/25/2044 (g)(i)(l)	3,432	3,457
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 4.797% 5/25/2044 (g)(i)(l)	440	440
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 5.347% 5/25/2044 (g)(i)(l)	1,464	1,470
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 5.897% 5/25/2044 (g)(i)(l)	889	902
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.297% 9/25/2044 (g)(i)(l)	1,085	1,089
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 4.647% 1/25/2045 (g)(i)(l)	2,232	2,235
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1M1, (30-day Average USD-SOFR + 1.15%) 4.847% 2/25/2045 (g)(i)(l)	1,223	1,224
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2A5, 5.50% 11/25/2035 (l)	1,593	818
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3A1, 4.268% 6/25/2037 (i)(l)	762	698
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034 (l)	206	210
FARM Mortgage Trust, Series 2024-1, Class A1, 4.684% 10/1/2053 (g)(i)(l)	2,672	2,660
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A, 5.179% 8/1/2054 (g)(i)(l)	2,807	2,801
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.191% 8/1/2054 (g)(i)(l)	4,160	4,223
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (g)(l)	13,893	13,478
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051 (g)(i)(l)	5,321	4,480
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051 (g)(i)(l)	5,936	4,998
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 5.847% 9/25/2042 (g)(i)(l)	395	397
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.047% 2/25/2044 (g)(i)(l)	2,947	2,962
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 4.897% 5/25/2044 (g)(i)(l)	1,995	2,001
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 4.947% 5/25/2044 (g)(i)(l)	10,382	10,429
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 4.747% 10/25/2044 (g)(i)(l)	1,409	1,412
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 5.147% 10/25/2044 (g)(i)(l)	946	947
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.797% 5/25/2045 (g)(i)(l)	1,074	1,077
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.074% 5/25/2045 (g)(i)(l)	1,687	1,689
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class B2, (30-day Average USD-SOFR + 5.364%) 9.062% 1/25/2050 (g)(i)(l)	4,360	4,888
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 8.612% 2/25/2050 (g)(i)(l)	5,790	6,418
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 13.812% 8/25/2050 (g)(i)(l)	5,306	7,071
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.503% 10/25/2050 (g)(i)(l)	7,758	10,811
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (g)(j)(l)	1,044	1,058
GCAT Trust, Series 2025-NQM4, Class A1, 5.529% 6/25/2070 (g)(j)(l)	1,976	2,002
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (g)(j)(l)	1,139	1,118
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026 (g)(l)	4,497	4,411
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028) (g)(j)(l)	3,682	3,729
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2A1, 3.685% 5/25/2036 (i)(l)	990	959
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (g)(i)(l)	10,216	10,511
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, 3.50% 8/25/2050 (g)(i)(l)	428	389
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.75% 4/25/2061 (g)(l)	783	785
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (g)(j)(l)	3,711	3,759
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (g)(j)(l)	5,544	5,592

The Income Fund of America	41

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054 (g)(i)(l)	USD1,814	$1,843
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (g)(j)(l)	4,648	4,718
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (g)(j)(l)	6,424	6,519
New Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, 5.109% 8/25/2065 (g)(i)(l)	3,665	3,694
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (g)(i)(l)	1,135	1,068
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.630% 3/25/2053 (g)(i)(l)	1,991	1,996
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (g)(j)(l)	3,496	3,539
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.695% 4/25/2053 (g)(i)(l)	3,844	3,832
Onslow Bay Financial, LLC, Series 2022-NQM5, Class A1, 4.31% 5/25/2062 (5.31% on 5/1/2026) (g)(j)(l)	16,005	15,957
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026) (g)(j)(l)	14,489	14,485
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (g)(j)(l)	1,501	1,520
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (g)(j)(l)	2,834	2,865
Onslow Bay Financial, LLC, Series 2024-NQM6, Class A1, 6.447% 2/25/2064 (7.447% on 4/1/2028) (g)(j)(l)	2,543	2,584
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (g)(j)(l)	1,610	1,633
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (g)(j)(l)	7,940	8,065
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (g)(j)(l)	1,832	1,855
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (g)(j)(l)	10,047	10,187
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (g)(j)(l)	1,478	1,495
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (g)(j)(l)	5,176	5,220
Onslow Bay Financial, LLC, Series 2025-NQM16, Class A1A, 4.905% 8/25/2065 (5.905% on 9/1/2029) (g)(j)(l)	11,800	11,857
Onslow Bay Financial, LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (g)(j)(l)	5,959	6,004
Onslow Bay Financial, LLC, Series 2025-NQM19, Class A1, 4.869% 10/25/2065 (g)(i)(l)	8,552	8,583
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059 (g)(i)(l)	1,601	1,625
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (g)(l)	3,581	3,403
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (g)(l)	5,115	5,060
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (g)(l)	2,617	2,586
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (g)(l)	4,974	4,821
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041 (g)(l)	3,604	3,481
Progress Residential Trust, Series 2024-SFR2, Class D, 3.40% 4/17/2041 (g)(i)(l)	2,709	2,593
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041 (g)(i)(l)	1,671	1,608
Progress Residential Trust, Series 2025-SFR1, Class C, 3.65% 2/17/2042 (g)(l)	1,979	1,880
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (g)(l)	5,120	4,879
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 3/25/2048 (g)(i)(l)	102	96
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.048% 10/25/2055 (g)(i)(l)	7,360	7,411
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.43% 10/17/2041 (g)(i)(l)	8,650	8,697
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.131% 2/17/2042 (g)(i)(l)	1,915	1,919
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6A, 3.870% 5/25/2036 (i)(l)	902	506
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (g)(i)(l)	662	656
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (g)(i)(l)	594	592
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (g)(i)(l)	61	61
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (g)(i)(l)	360	359
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058 (g)(i)(l)	317	315
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (g)(l)	5,135	4,995
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.03% 7/25/2065 (g)(i)(l)	2,102	2,120
Treehouse Park Improvement Association No.1 9.75% 12/1/2033 (b)(g)	8,302	8,302
Tricon Residential Trust, Series 2024-SFR1, Class A, 4.65% 4/17/2041 (g)(l)	2,705	2,708
Tricon Residential Trust, Series 2024-SFR1, Class B, 4.75% 4/17/2041 (g)(l)	891	890
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (g)(l)	5,962	5,933
Tricon Residential Trust, Series 2024-SFR3, Class B, 5.00% 8/17/2041 (g)(l)	2,609	2,612
Tricon Residential Trust, Series 2024-SFR4, Class A, 4.30% 11/17/2041 (g)(l)	13,361	13,266
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (g)(j)(l)	5,594	5,661
Verus Securitization Trust, Series 2026-R1, Class A1, 4.832% 10/25/2067 (5.832% on 1/1/2030) (g)(j)(l)	2,529	2,535
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (g)(j)(l)	1,340	1,337
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (g)(j)(l)	718	720
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (g)(j)(l)	3,545	3,559
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (g)(j)(l)	1,944	1,965
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (g)(j)(l)	5,711	5,797
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (g)(j)(l)	1,696	1,721
Verus Securitization Trust, Series 2024-5, Class A2, 6.446% 6/25/2069 (7.446% on 6/1/2028) (g)(j)(l)	980	995
Verus Securitization Trust, Series 2024-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028) (g)(j)(l)	1,330	1,352
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028) (g)(j)(l)	3,189	3,227
Verus Securitization Trust, Series 2024-6, Class A2, 6.053% 7/25/2069 (7.053% on 7/1/2028) (g)(j)(l)	994	1,006

42	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Verus Securitization Trust, Series 2024-R1, Class A1, 5.218% 9/25/2069 (g)(i)(l)	USD4,608	$4,627
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (g)(i)(l)	2,631	2,653
Verus Securitization Trust, Series 2024-8, Class A2, 5.618% 10/25/2069 (6.618% on 10/1/2028) (g)(j)(l)	1,954	1,971
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (g)(i)(l)	2,582	2,609
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (g)(j)(l)	5,742	5,763
VM Fund I, LLC 8.625% 1/15/2028 (b)(g)	8,194	8,194
		475,987
Total mortgage-backed obligations		4,581,926
U.S. Treasury bonds & notes 2.52%
U.S. Treasury 2.43%
U.S. Treasury 3.625% 5/15/2026	5,900	5,900
U.S. Treasury 4.50% 7/15/2026	4,000	4,016
U.S. Treasury 4.375% 7/31/2026	21,144	21,221
U.S. Treasury 4.625% 9/15/2026	24,603	24,751
U.S. Treasury 4.625% 10/15/2026	10,000	10,069
U.S. Treasury 4.625% 11/15/2026	3,000	3,023
U.S. Treasury 4.25% 12/31/2026	2,354	2,368
U.S. Treasury 4.50% 4/15/2027	830	839
U.S. Treasury 3.875% 7/31/2027	39,055	39,254
U.S. Treasury 3.375% 11/30/2027	89	89
U.S. Treasury 4.00% 12/15/2027	86,883	87,618
U.S. Treasury 3.375% 12/31/2027 (a)	597,489	595,824
U.S. Treasury 3.625% 3/31/2028	72	72
U.S. Treasury 3.625% 5/31/2028	43,266	43,329
U.S. Treasury 3.50% 11/15/2028	9,000	8,978
U.S. Treasury 3.50% 12/15/2028	1,000	998
U.S. Treasury 3.50% 1/15/2029	183,760	183,236
U.S. Treasury 4.125% 10/31/2029	169,500	172,036
U.S. Treasury 4.00% 2/28/2030	20,071	20,280
U.S. Treasury 3.875% 7/31/2030 (n)	559,537	562,225
U.S. Treasury 4.00% 7/31/2030	13,986	14,125
U.S. Treasury 3.625% 9/30/2030	7,000	6,955
U.S. Treasury 3.625% 10/31/2030	8,000	7,946
U.S. Treasury 4.875% 10/31/2030	34,810	36,450
U.S. Treasury 3.50% 11/30/2030	6,000	5,925
U.S. Treasury 3.625% 12/31/2030 (a)	245,039	243,182
U.S. Treasury 4.25% 2/28/2031	1,113	1,135
U.S. Treasury 4.125% 7/31/2031	38,862	39,360
U.S. Treasury 4.375% 1/31/2032	12,000	12,285
U.S. Treasury 4.125% 2/29/2032	14,000	14,142
U.S. Treasury 4.125% 3/31/2032	3,000	3,029
U.S. Treasury 4.00% 4/30/2032	4,500	4,512
U.S. Treasury 3.875% 9/30/2032	2,500	2,482
U.S. Treasury 3.75% 10/31/2032	8,000	7,878
U.S. Treasury 4.125% 11/15/2032	1,433	1,443
U.S. Treasury 3.875% 12/31/2032 (a)	131,482	130,362
U.S. Treasury 3.375% 5/15/2033	14,742	14,113
U.S. Treasury 4.375% 5/15/2034	84,371	85,768
U.S. Treasury 4.625% 2/15/2035	25,400	26,214
U.S. Treasury 4.25% 5/15/2035	2,000	2,005
U.S. Treasury 4.25% 8/15/2035	6,500	6,509
U.S. Treasury 4.00% 11/15/2035 (a)	353,794	346,608
U.S. Treasury 1.375% 11/15/2040	12,006	7,772
U.S. Treasury 1.75% 8/15/2041	2,773	1,866
U.S. Treasury 2.00% 11/15/2041	11,924	8,296
U.S. Treasury 2.375% 2/15/2042	7,784	5,713
U.S. Treasury 2.875% 5/15/2043	16,000	12,388
U.S. Treasury 3.875% 5/15/2043	5,113	4,573
U.S. Treasury 4.75% 11/15/2043	42,316	42,154
U.S. Treasury 4.625% 5/15/2044	112,695	110,256
U.S. Treasury 4.125% 8/15/2044	7,000	6,404
U.S. Treasury 4.625% 11/15/2044	3,000	2,929
U.S. Treasury 4.75% 2/15/2045	3,500	3,470
U.S. Treasury 5.00% 5/15/2045	3,000	3,068

The Income Fund of America	43

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 11/15/2045 (a)	USD88,295	$85,895
U.S. Treasury 2.875% 11/15/2046	4,532	3,339
U.S. Treasury 2.875% 5/15/2049	4,051	2,896
U.S. Treasury 4.00% 11/15/2052	4,747	4,099
U.S. Treasury 3.625% 2/15/2053	9,865	7,950
U.S. Treasury 4.75% 11/15/2053	4,600	4,495
U.S. Treasury 4.25% 2/15/2054 (n)	180,573	162,530
U.S. Treasury 4.625% 5/15/2054	291	279
U.S. Treasury 4.25% 8/15/2054	3,663	3,296
U.S. Treasury 4.50% 11/15/2054	2,000	1,877
U.S. Treasury 4.625% 2/15/2055	4,500	4,313
U.S. Treasury 4.75% 5/15/2055	6,100	5,967
U.S. Treasury 4.75% 8/15/2055 (n)	159,498	156,059
U.S. Treasury 4.625% 11/15/2055	59,000	56,539
		3,506,977

U.S. Treasury inflation-protected securities 0.09%
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (o)	25,200	24,182
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (o)	103,759	98,483
		122,665
Total U.S. Treasury bonds & notes		3,629,642
Asset-backed obligations 1.20%
Other asset-backed securities 0.55%
ACHV ABS Trust, Series 2024-3AL, Class A, 5.01% 12/26/2031 (g)(l)	370	374
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029 (g)(l)	16,219	16,261
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (g)(l)	1,269	1,279
Affirm Master Trust, Series 2026-1A, Class A, 4.37% 2/15/2034 (g)(l)	7,147	7,169
Affirm Master Trust, Series 2026-1A, Class B, 4.57% 2/15/2034 (g)(l)	1,127	1,131
Affirm Master Trust, Series 2026-1A, Class C, 4.72% 2/15/2034 (g)(l)	1,773	1,781
Affirm Master Trust, Series 2026-1A, Class D, 4.91% 2/15/2034 (g)(l)	1,531	1,537
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (g)(l)	3,442	3,451
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (g)(l)	6,099	6,109
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (g)(l)	10	10
Ansley Park Capital, LLC, Series 2025-A, Class A2, 4.43% 4/20/2035 (g)(l)	5,439	5,469
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (g)(l)	4,006	4,020
Apollo Aviation Securitization Equity Trust, Series 2025-3A, Class A, 5.243% 2/16/2050 (g)(l)	17,409	17,516
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (g)(l)	14,335	14,496
Apollo Aviation Securitization Equity Trust, Series 2025-1A, Class A, 5.943% 2/16/2050 (g)(l)	3,346	3,417
Auxilior Term Funding, LLC, Series 24-1, Class A3, 5.49% 7/15/2031 (g)(l)	5,603	5,701
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (g)(l)	89	88
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046 (g)(l)	6,001	5,743
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046 (g)(l)	911	876
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029 (g)(l)	660	662
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (g)(l)	333	337
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (g)(l)	243	248
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039 (g)(l)	2,353	2,372
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (g)(l)	3,037	3,095
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037 (g)(l)	10,054	9,574
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037 (g)(l)	6,185	5,852
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037 (g)(l)	12,386	12,307
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (g)(l)	9,174	9,324
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class B, 6.504% 2/15/2050 (g)(l)	4,383	4,440
Castlelake Aircraft Securitization Trust, Series 2025-3A, Class A, 5.087% 11/15/2050 (g)(l)	12,397	12,407
CCG Receivables Trust, Series 2025-2, Class B, 4.58% 8/15/2034 (g)(l)	6,513	6,559
CCG Receivables Trust, Series 2025-2, Class C, 4.68% 8/15/2034 (g)(l)	12,610	12,666
CCG Receivables Trust, Series 2025-2, Class D, 5.08% 8/15/2034 (g)(l)	5,725	5,751
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (g)(l)	23,618	20,037
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (g)(l)	5,696	4,823
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060 (g)(l)	5,327	3,420
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060 (g)(l)	567	366
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (g)(l)	16,647	13,622

44	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061 (g)(l)	USD2,847	$1,770
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062 (g)(l)	22,800	22,757
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062 (g)(l)	18,866	18,610
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032 (g)(l)	519	521
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (g)(l)	2,420	2,287
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045 (g)(l)	1,501	1,421
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045 (g)(l)	6,236	5,900
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046 (g)(l)	9,623	8,981
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046 (g)(l)	374	347
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027 (l)	448	448
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (g)(l)	4,777	4,874
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD CME Term SOFR + 0.254%) 3.935% 1/15/2037 (i)(l)	158	153
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD CME Term SOFR + 0.264%) 3.945% 2/15/2037 (i)(l)	259	247
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027 (l)	4,296	4,331
Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68% 7/22/2027 (g)(l)	1,500	1,505
Dext ABS, Series 2023-1, Class A2, 5.99% 3/15/2032 (g)(l)	2,622	2,636
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (g)(l)	752	755
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (g)(l)	1,718	1,754
DLLAD, LLC, Series 2024-1, Class A4, 5.38% 9/22/2031 (g)(l)	844	875
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045 (g)(l)	867	815
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (g)(l)	7,480	7,592
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (g)(l)	5,852	5,896
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045 (g)(l)	2,465	2,366
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046 (g)(l)	1,080	1,011
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046 (g)(l)	82	75
GGAM Master Trust International, Ltd., Series 2025-1A, Class A, 5.923% 9/30/2060 (g)(l)	7,124	7,156
Global SC Finance SRL, Series 2025-1H, Class A, 6.169% 9/20/2045 (g)(l)	11,262	11,348
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (g)(l)	5,009	4,822
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (g)(l)	9,394	9,057
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041 (g)(l)	16,443	15,462
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (g)(l)	14,057	13,339
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041 (g)(l)	1,319	1,231
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A2, 5.28% 3/15/2027 (g)(l)	335	336
GreatAmerica Leasing Receivables Funding, LLC, Series 2024-2, Class A3, 5.00% 9/15/2028 (g)(l)	528	536
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049 (g)(l)	5,443	5,490
HPEFS Equipment Trust, Series 2025-1A, Class A2, 4.49% 9/20/2032 (g)(l)	1,500	1,506
HPEFS Equipment Trust, Series 2025-2A, Class A3, 4.03% 11/22/2032 (g)(l)	2,021	2,027
HPEFS Equipment Trust, Series 2025-2A, Class B, 4.21% 11/22/2032 (g)(l)	857	858
HPEFS Equipment Trust, Series 2025-2A, Class C, 4.41% 11/22/2032 (g)(l)	1,613	1,616
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (l)	4,322	4,359
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046 (g)(l)	13,184	12,587
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (g)(l)	71,561	60,292
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (g)(l)	701	706
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (g)(l)	1,016	1,021
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (g)(l)	801	804
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (g)(l)	6,348	6,406
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (g)(l)	6,497	6,556
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (g)(l)	1,643	1,656
PEAC Solutions Receivables, LLC, Series 2026-1A, Class A2, 4.27% 10/20/2028 (g)(l)	429	431
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (g)(l)	1,850	1,862
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028 (g)(l)	13,351	13,399
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2038 (l)	4,926	4,793
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (g)(l)	2,202	2,206
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 1.70%) 5.38% 9/15/2039 (g)(i)(l)	1,492	1,509
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (g)(l)	2,050	2,097
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (g)(l)	1,929	1,935
Reach Financial, LLC, Series 2026-1A, Class A, 4.32% 2/15/2033 (g)(l)	766	768
Reach Financial, LLC, Series 2026-1A, Class B, 4.37% 2/15/2033 (g)(l)	502	503
SCF Equipment Trust, LLC, Series 2025-1A, Class B, 5.23% 9/20/2034 (g)(l)	817	841
SCF Equipment Trust, LLC, Series 2025-1A, Class C, 5.37% 9/20/2034 (g)(l)	712	735
SCF Equipment Trust, LLC, Series 2025-1A, Class D, 5.88% 11/20/2035 (g)(l)	303	314
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046 (g)(l)	6,398	6,124
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046 (g)(l)	1,178	1,129

The Income Fund of America	45

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Other asset-backed securities (continued)
SLAM, Ltd., Series 2024-1A, Class A, 5.335% 9/15/2049 (g)(l)	USD3,845	$3,898
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046 (g)(l)	7,434	7,127
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046 (g)(l)	5,239	5,135
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041 (g)(l)	2,103	2,079
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033 (g)(l)	2,310	2,259
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033 (g)(l)	2,288	2,236
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (g)(l)	8,268	8,239
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054 (g)(l)	9,761	9,738
Subway Funding, LLC, Series 2024-1, Class A2I, 6.028% 7/30/2054 (g)(l)	17,111	17,351
Subway Funding, LLC, Series 2024-1, Class A2II, 6.268% 7/30/2054 (g)(l)	17,111	17,479
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (g)(l)	1,598	1,555
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029 (l)	6,264	6,309
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (l)	6,813	6,933
Synchrony Card Issuance Trust, Series 2025-A3, Class A, 4.06% 11/15/2031 (l)	9,820	9,865
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (g)(l)	2,887	2,773
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045 (g)(l)	3,542	3,437
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045 (g)(l)	4,985	4,738
Textainer Marine Containers, Ltd., Series 2020-3, Class A, 2.11% 9/20/2045 (g)(l)	938	901
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (g)(l)	9,086	8,568
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046 (g)(l)	391	367
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (g)(l)	12,453	11,794
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (g)(l)	6,362	6,391
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045 (g)(l)	5,025	4,824
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (g)(l)	3,969	3,650
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046 (g)(l)	143	130
TIF Funding II, LLC, Series 2024-1, Class C, 6.31% 4/20/2049 (g)(l)	231	233
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029 (g)(l)	12,824	12,910
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (g)(l)	17,097	16,173
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046 (g)(l)	9,425	8,776
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046 (g)(l)	360	332
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (g)(l)	3,961	3,980
Verdant Receivables, LLC, Series 2025-1A, Class A2, 4.85% 3/13/2028 (g)(l)	975	980
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (g)(l)	1,664	1,696
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030 (l)	19,500	19,864
Verizon Master Trust, Series 2025-9, Class A1A, 3.96% 10/21/2030 (4.67% on 10/20/2027) (j)(l)	1,316	1,319
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031 (g)(l)	20,266	20,626
Verizon Master Trust, Series 2025-7, Class A1A, 3.96% 8/20/2031 (l)	7,611	7,638
Verizon Master Trust, Series 2024-5, Class A, 5.00% 6/21/2032 (g)(l)	3,127	3,224
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (g)(l)	14,830	15,215
Volvo Financial Equipment, LLC, Series 2024-1A, Class A2, 4.56% 5/17/2027 (g)(l)	430	430
Volvo Financial Equipment, LLC, Series 2025-1A, Class A2, 4.41% 11/15/2027 (g)(l)	2,883	2,889
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.128% 10/20/2026 (g)(l)	1,825	1,826
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (g)(l)	914	920
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (g)(l)	126	127
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (g)(l)	1,052	1,057
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (g)(l)	160	161
		798,186

Auto loan 0.51%
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028 (g)(l)	52	52
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (g)(l)	1,709	1,711
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24% 4/12/2030 (g)(l)	6,130	6,175
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (g)(l)	7,281	7,433
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030 (g)(l)	13,560	13,679
American Credit Acceptance Receivables Trust, Series 2024-3, Class D, 6.04% 7/12/2030 (g)(l)	4,469	4,558
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (g)(l)	2,547	2,561
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (g)(l)	5,726	5,788
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.57% 3/20/2028 (l)	5,578	5,626
AutoNation Finance Trust 2025-1, Series 2025-1A, Class A2, 4.72% 4/10/2028 (g)(l)	420	421
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (g)(l)	4,269	4,265
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027 (g)(l)	242	242
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027 (g)(l)	767	767
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027 (g)(l)	29,959	29,695
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027 (g)(l)	1,699	1,684
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027 (g)(l)	551	547

46	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027 (g)(l)	USD5,000	$4,973
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (g)(l)	10,793	10,984
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4, Class A, 5.49% 6/20/2029 (g)(l)	12,400	12,742
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029 (g)(l)	23,741	24,723
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8, Class A, 6.02% 2/20/2030 (g)(l)	3,150	3,305
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (g)(l)	7,930	8,199
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class B, 5.85% 6/20/2030 (g)(l)	1,507	1,566
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class A, 5.23% 12/20/2030 (g)(l)	8,000	8,234
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-3, Class B, 5.58% 12/20/2030 (g)(l)	1,671	1,721
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028 (g)(l)	3,953	3,987
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A2, 4.73% 2/15/2028 (l)	856	857
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028 (l)	1,220	1,222
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A2, 4.10% 7/17/2028 (l)	1,288	1,288
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (l)	933	934
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028 (l)	1,455	1,458
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (l)	987	996
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04% 12/17/2029 (l)	878	879
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (l)	4,610	4,714
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (l)	2,963	2,980
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class C, 4.83% 8/15/2030 (l)	5,300	5,346
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029 (l)	15,202	15,383
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027 (l)	267	267
CarMax Select Receivables Trust, Series 2024-A, Class C, 5.62% 1/15/2030 (l)	2,153	2,200
CarMax Select Receivables Trust, Series 2024-A, Class D, 6.27% 12/16/2030 (l)	3,265	3,367
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028 (l)	117	114
Carvana Auto Receivables Trust, Series 2021-N4, Class A2, 1.80% 9/11/2028 (l)	756	744
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027 (g)(l)	96	96
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029 (g)(l)	9,354	9,439
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029 (g)(l)	8,150	8,244
Chase Auto Owner Trust, Series 2024-1, Class A4, 5.05% 10/25/2029 (g)(l)	10,983	11,224
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028 (g)(l)	115	115
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (g)(l)	84	84
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (g)(l)	549	553
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (g)(l)	197	201
CPS Auto Receivables Trust, Series 2024-C, Class C, 5.76% 10/15/2030 (g)(l)	2,376	2,408
CPS Auto Receivables Trust, Series 2024-C, Class D, 6.22% 10/15/2030 (g)(l)	2,251	2,308
CPS Auto Trust, Series 2025-D, Class B, 4.48% 4/15/2030 (g)(l)	1,647	1,653
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033 (g)(l)	1,823	1,831
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (l)	1,541	1,547
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (l)	3,253	3,297
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026 (g)(l)	496	497
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027 (g)(l)	2,467	2,475
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029 (g)(l)	3,349	3,352
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029 (g)(l)	223	224
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029 (g)(l)	788	790
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (g)(l)	2,471	2,520
Enterprise Fleet Financing, LLC, Series 2024-2, Class A4, 5.69% 12/20/2030 (g)(l)	3,023	3,120
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027 (l)	1,735	1,731
Exeter Automobile Receivables Trust, Series 2025-1A, Class A2, 4.70% 9/15/2027 (l)	10	10
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028 (l)	461	463
Exeter Automobile Receivables Trust, Series 2025-1A, Class A3, 4.67% 8/15/2028 (l)	1,420	1,422
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (l)	1,404	1,407
Exeter Automobile Receivables Trust, Series 2026-1A, Class A2, 4.08% 9/15/2028 (l)	2,026	2,027
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029 (l)	1,839	1,879
Exeter Automobile Receivables Trust, Series 2024-3A, Class C, 5.70% 7/16/2029 (l)	3,616	3,670
Exeter Automobile Receivables Trust, Series 2025-1A, Class B, 4.91% 8/15/2029 (l)	3,094	3,119
Exeter Automobile Receivables Trust, Series 2025-5A, Class A3, 4.24% 11/15/2029 (l)	1,341	1,347
Exeter Automobile Receivables Trust, Series 2026-1A, Class A3, 4.03% 3/15/2030 (l)	2,049	2,052
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (l)	3,191	3,225
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (l)	5,167	5,274
Exeter Automobile Receivables Trust, Series 2025-5A, Class B, 4.28% 7/15/2030 (l)	1,260	1,266
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (l)	1,480	1,503
Exeter Automobile Receivables Trust, Series 2024-3A, Class D, 5.98% 9/16/2030 (l)	4,746	4,886
Exeter Automobile Receivables Trust, Series 2024-4A, Class D, 5.81% 12/16/2030 (l)	2,608	2,678
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031 (g)(l)	1,014	1,098
Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09% 5/15/2031 (l)	6,311	6,402

The Income Fund of America	47

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49% 5/15/2031 (l)	USD4,939	$5,026
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (l)	1,053	1,057
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036 (g)(l)	13,385	13,827
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036 (g)(i)(l)	30,500	31,290
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029 (g)(l)	5,275	5,313
Ford Credit Floorplan Master Owner Trust, Series 2025-2, Class A1, 4.06% 9/15/2030 (l)	13,098	13,142
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027 (g)(l)	121	121
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028 (g)(l)	2,151	2,158
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (g)(l)	3,757	3,780
GLS Auto Receivables Trust, Series 2024-3A, Class B, 5.08% 1/16/2029 (g)(l)	2,842	2,860
GLS Auto Receivables Trust, Series 2024-4A, Class B, 4.89% 4/16/2029 (g)(l)	1,830	1,844
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (g)(l)	905	912
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029 (g)(l)	818	840
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (g)(l)	2,606	2,638
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (g)(l)	1,674	1,708
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (g)(l)	5,220	5,328
GLS Auto Receivables Trust, Series 2024-4A, Class C, 5.10% 6/17/2030 (g)(l)	4,809	4,879
GLS Auto Receivables Trust, Series 2024-4A, Class D, 5.65% 7/15/2030 (g)(l)	5,534	5,641
GLS Auto Receivables Trust, Series 2024-3A, Class C, 5.21% 2/18/2031 (g)(l)	2,661	2,699
GLS Auto Receivables Trust, Series 2024-2, Class E, 7.98% 5/15/2031 (g)(l)	1,170	1,225
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029 (g)(l)	1,115	1,119
GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.71% 4/15/2030 (g)(l)	1,058	1,066
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (g)(l)	17,961	18,810
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (g)(l)	11,802	11,977
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (l)	3,636	3,660
GMF Floorplan Owner Revolving Trust, Series 2024-1, Class A1, 5.13% 3/15/2029 (g)(l)	4,075	4,135
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (g)(l)	533	535
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (g)(l)	840	847
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (g)(l)	8,300	8,131
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (g)(l)	3,583	3,542
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028 (g)(l)	7,264	7,242
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030 (g)(l)	8,275	8,693
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (g)(l)	28,555	28,105
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (g)(l)	3,369	3,316
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (g)(l)	1,850	1,820
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (g)(l)	281	285
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (g)(l)	10,453	10,665
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (g)(l)	2,343	2,380
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (g)(l)	3,042	3,062
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027 (l)	474	475
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (g)(l)	1,603	1,609
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029 (l)	4,752	4,795
Hyundai Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.01% 10/15/2030 (g)(l)	20,107	20,151
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027 (g)(l)	479	480
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027 (g)(l)	142	142
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029 (g)(l)	1,685	1,693
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029 (g)(l)	888	897
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (g)(l)	592	600
LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.18% 2/17/2032 (g)(l)	671	678
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (g)(l)	1,341	1,345
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4 4.19% 5/15/2031 (g)(l)	953	956
PenFed Auto Receivables Owner Trust, Series 2025-A, Class B, 4.37% 7/15/2031 (g)(l)	329	329
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A2A, 4.84% 1/20/2027 (g)(l)	214	214
Prestige Auto Receivables Trust, Series 2024-1, Class C, 5.73% 3/15/2029 (g)(l)	1,492	1,498
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (g)(l)	845	851
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (l)	93	93
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028 (l)	293	293
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028 (l)	389	389
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028 (l)	4,500	4,513
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028 (l)	9,527	9,607
Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.63% 1/16/2029 (l)	380	381
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (l)	6,069	6,145
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (l)	3,599	3,631
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (l)	745	755
Santander Drive Auto Receivables Trust, Series 2024-4, Class C, 4.95% 4/15/2030 (l)	4,218	4,260
Santander Drive Auto Receivables Trust, Series 2024-5, Class C, 4.78% 1/15/2031 (l)	2,657	2,682

48	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan (continued)
Santander Drive Auto Receivables Trust, Series 2024-4, Class D, 5.32% 12/15/2031 (l)	USD5,961	$6,058
Santander Drive Auto Receivables Trust, Series 2024-5, Class D, 5.14% 2/17/2032 (l)	5,140	5,202
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026 (g)(l)	872	874
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027 (g)(l)	1,882	1,891
Securitized Term Auto Receivables Trust, Series 2026-A, Class B, 4.284% 3/25/2033 (g)(l)	1,959	1,962
Securitized Term Auto Receivables Trust, Series 2026-A, Class C, 4.431% 3/25/2033 (g)(l)	431	432
Securitized Term Auto Receivables Trust, Series 2026-A, Class D, 4.873% 3/25/2033 (g)(l)	430	431
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028 (g)(l)	569	570
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028 (g)(l)	3,948	3,973
SFS Auto Receivables Securitization Trust, Series 2023-1, Class B, 5.71% 1/22/2030 (g)(l)	1,034	1,059
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030 (g)(l)	5,178	5,215
SFS Auto Receivables Securitization Trust, Series 2023-1, Class C, 5.97% 2/20/2031 (g)(l)	1,637	1,684
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (g)(l)	1,391	1,396
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-CA, Class A2, 4.06% 6/20/2028 (g)(l)	1,513	1,518
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028 (l)	5,510	5,545
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029 (l)	3,718	3,776
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (b)(g)(k)(l)	1,675	972
United Auto Credit Securitization Trust, Series 2025-1, Class A, 4.80% 6/10/2027 (g)(l)	281	281
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (g)(l)	338	339
VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.77% 7/15/2030 (g)(l)	1,295	1,316
Westlake Automobile Receivables Trust, Series 2022-1A, Class D, 3.49% 3/15/2027 (g)(l)	56	56
Westlake Automobile Receivables Trust, Series 2025-1A, Class A2A, 4.66% 1/18/2028 (g)(l)	4,618	4,626
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (g)(l)	683	685
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028 (g)(l)	3,350	3,360
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028 (g)(l)	3,257	3,263
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (g)(l)	3,579	3,614
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (g)(l)	2,094	2,120
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029 (g)(l)	1,993	2,046
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (g)(l)	2,813	2,889
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029 (g)(l)	11,381	11,458
Westlake Automobile Receivables Trust, Series 2024-3A, Class C, 4.92% 11/15/2029 (g)(l)	7,423	7,493
Westlake Automobile Receivables Trust, Series 2024-2, Class C, 5.68% 3/15/2030 (g)(l)	8,000	8,136
Westlake Automobile Receivables Trust, Series 2024-3A, Class D, 5.21% 4/15/2030 (g)(l)	8,000	8,110
Westlake Automobile Receivables Trust, Series 2024-2, Class D, 5.91% 4/15/2030 (g)(l)	2,826	2,901
Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14% 10/15/2030 (g)(l)	3,143	3,190
Wheels Fleet Lease Funding, LLC, Series 2024-1, Class A1, 5.49% 2/18/2039 (g)(l)	4,544	4,598
Wheels Fleet Lease Funding, LLC, Series 2024-2A, Class A1, 4.87% 6/21/2039 (g)(l)	4,970	5,025
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (g)(l)	5,220	5,276
World OMNI Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028 (l)	73	73
World OMNI Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030 (l)	7,476	7,512
		735,889

Credit card 0.06%
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (g)(l)	15,750	15,775
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029 (g)(l)	8,495	8,516
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029 (g)(l)	5,620	5,647
Barclays Dryrock Issuance Trust, Series 2025-1, Class A, 3.97% 7/15/2031 (l)	7,464	7,485
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (l)	7,565	7,707
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (l)	8,016	8,153
Imprint Payments Credit Card Master Trust, Series 2025-A, Class A, 4.84% 9/15/2029 (g)(l)	3,656	3,665
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (g)(l)	1,414	1,421
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029 (g)(l)	1,198	1,203
Mission Lane Credit Card Master Trust, Series 2024-A, Class D, 10.12% 8/15/2029 (g)(l)	4,000	4,018
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (g)(l)	1,554	1,560
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030 (l)	17,652	17,697
		82,847

Collateralized loan obligations 0.06%
Apex Credit CLO, LLC, Series 2021-2A, Class A2R, (3-month USD CME Term SOFR + 1.85%) 5.518% 10/20/2034 (g)(i)(l)	789	790
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 1/20/2033 (g)(i)(l)	3,906	3,916
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 4.782% 5/17/2031 (g)(i)(l)	2,291	2,292

The Income Fund of America	49

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Collateralized loan obligations (continued)
Battalion CLO, Ltd., Series 2018-12A, Class BRR, (3-month USD CME Term SOFR + 1.20%) 5.052% 5/17/2031 (g)(i)(l)	USD4,961	$4,967
Bluemountain CLO, Ltd., Series 2021-31A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 4.768% 4/19/2034 (g)(i)(l)	2,463	2,468
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 4.752% 7/15/2036 (g)(i)(l)	5,793	5,804
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 4.718% 10/20/2032 (g)(i)(l)	585	585
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 4.788% 7/20/2035 (g)(i)(l)	3,997	3,998
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class CR, (3-month USD CME Term SOFR + 1.65%) 5.318% 7/20/2035 (g)(i)(l)	3,001	3,005
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 4.922% 7/15/2036 (g)(i)(l)	6,466	6,473
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 4.711% 7/23/2032 (g)(i)(l)	5,390	5,394
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 4.90% 7/25/2030 (g)(i)(l)	544	544
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 4.672% 1/15/2033 (g)(i)(l)	10,304	10,317
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class A2, (3-month USD CME Term SOFR + 1.45%) 5.122% 1/15/2033 (g)(i)(l)	9,460	9,457
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class B, (3-month USD CME Term SOFR + 1.70%) 5.372% 1/15/2033 (g)(i)(l)	3,000	3,004
Palmer Square Loan Funding, Ltd., CLO, Series 2024-2A, Class C, (3-month USD CME Term SOFR + 2.50%) 6.172% 1/15/2033 (g)(i)(l)	2,814	2,820
Trinitas CLO, Ltd., Series 2018-9A, Class BRRR, (3-month USD CME Term SOFR + 1.70%) 5.368% 1/20/2032 (g)(i)(l)	2,451	2,459
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 4.858% 1/20/2037 (g)(i)(l)	4,700	4,706
Venture CDO, Ltd., CLO, Series 2019-36A, Class A1AR, (3-month USD CME Term SOFR + 1.13%) 5.059% 4/20/2032 (g)(i)(l)	995	997
Wind River CLO, Ltd., Series 2015-1, Class BR3, (3-month USD CME Term SOFR + 1.80%) 5.468% 10/20/2030 (g)(i)(l)	4,287	4,295
		78,291

Student loan 0.02%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (g)(l)	4,719	4,777
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (g)(l)	4,386	4,042
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070 (g)(l)	6,447	5,894
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062 (g)(l)	7,615	7,181
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (g)(l)	4,116	3,929
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062 (g)(l)	7,178	6,814
		32,637
Total asset-backed obligations		1,727,850
Loans 0.48%
Financials 0.12%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (b)(g)(i)(p)	28,233	28,021
Alera Group Intermediate Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.172% 5/30/2033 (i)(p)	23,485	23,961
CRC Insurance Group, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/6/2032 (i)(p)	46,811	47,162
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 2.25%) 5.92% 6/20/2030 (i)(p)	35,279	35,325
Osaic Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.595% 7/30/2032 (i)(p)	36,855	36,625
		171,094

Health care 0.09%
BioMarin Pharmaceutical, Inc., Term Loan B, (USD-SOFR + 1.75%) 5.421% 1/28/2033 (i)(p)	6,180	6,197
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.422% 4/23/2031 (i)(p)	65,698	65,816
Owens & Minor, Inc., Term Loan B-1, (3-month USD CME Term SOFR + 3.85%) 7.522% 3/29/2029 (i)(p)	10,773	9,705
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.172% 6/30/2032 (i)(p)	49,875	49,982
Surgery Center Holdings, Inc., Term Loan, (1-month USD CME Term SOFR + 2.50%) 6.172% 12/19/2030 (i)(p)	3,842	3,851
		135,551

50	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Loans (continued)

Consumer discretionary 0.06%
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 1.614%) 6.00% PIK and 5.35% Cash 3/11/2030 (b)(h)(i)(p)	USD3,343	$3,343
Aimbridge Acquisition Co., Inc., Term Loan, (1-month USD CME Term SOFR + 5.614%) 9.29% 3/11/2030 (b)(i)(p)	3,520	3,520
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.25%) 6.12% 10/16/2031 (i)(p)	28,995	29,113
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (i)(p)	4,447	4,447
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.172% 8/15/2030 (i)(p)	1,423	1,424
Mercury Aggregator, LP, Term Loan 2, 19.00% PIK 2/3/2026 (b)(h)(k)(p)	696	— (c)
Mercury Aggregator, LP, Term Loan, 19.00% PIK 2/3/2026 (b)(h)(k)(p)	1,292	— (c)
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 6.652% 4/4/2029 (i)(p)	32,138	31,686
Voyager Parent, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.25%) 7.911% 7/1/2032 (i)(p)	16,718	16,731
		90,264

Information technology 0.06%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (f)(i)(p)	9,222	9,268
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 7.669% 7/30/2032 (i)(p)	28,255	26,842
Kaseya, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 8.672% 3/20/2033 (i)(p)	16,750	16,227
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.614%) 8.286% 3/2/2029 (i)(p)	26,363	26,346
Viasat, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.614%) 8.286% 5/30/2030 (i)(p)	5,676	5,661
		84,344

Industrials 0.06%
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.00%) 5.672% 9/29/2031 (i)(p)	19,140	19,198
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.614%) 7.286% 6/2/2028 (i)(p)	5,800	5,789
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.614%) 10.286% 6/4/2029 (i)(p)	475	472
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.85%) 7.517% 2/1/2028 (i)(p)	62,877	58,240
		83,699

Communication services 0.05%
Connect Finco SARL, Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.172% 9/27/2029 (i)(p)	20,707	20,673
Diamond Sports Net, LLC, Term Loan, 15.00% PIK 1/2/2028 (h)(p)	775	222
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.262%) 8.928% 8/2/2027 (i)(p)	566	568
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.114%) 6.814% 12/1/2028 (i)(p)	16,850	16,784
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 8.95% 6/4/2029 (i)(p)	739	740
Ligado Networks, LLC, Term Loan, 17.50% PIK 12/31/2027 (b)(h)(p)	24,615	24,615
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 7.922% 6/24/2029 (i)(p)	572	573
X Corp., Term Loan B3, 9.50% 10/26/2029 (p)	6,175	6,405
X Corp., Term Loan B, (USD-SOFR + 6.75%) 10.448% 10/26/2029 (i)(p)	1,693	1,693
		72,273

Utilities 0.02%
MI Windows and Doors, LLC, Term Loan B3, (3-month USD CME Term SOFR + 2.75%) 6.422% 3/28/2031 (i)(p)	8,200	8,205
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.353% 5/17/2030 (i)(p)	16,692	16,741
		24,946

Consumer staples 0.01%
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 2.75%) 6.422% 2/12/2031 (i)(p)	4,911	4,773
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 8.422% 5/1/2031 (i)(p)	16,062	16,188
		20,961

Materials 0.01%
Venator Material, LLC, Term Loan, (USD-Prime + 4.00%) 7.00% PIK 7/16/2026 (b)(h)(i)(k)(p)	9,629	3,051
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 8.00%) 7.00% PIK 7/16/2026 (b)(h)(i)(k)(p)	9,742	3,086
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 7.00% PIK 10/12/2028 (b)(h)(i)(k)(p)	15,941	5,050
		11,187

Energy 0.00%
New Fortress Energy, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.50%) 0% 10/30/2028 (i)(k)(p)	1,670	658
Total loans		694,977

The Income Fund of America	51

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.35%
Mexico 0.28%
Eagle Funding LuxCo SARL 5.50% 8/17/2030 (g)	USD208,185	$211,739
Eagle Funding LuxCo SARL 5.50% 8/17/2030	53,815	54,734
United Mexican States 6.00% 5/13/2030	4,490	4,680
United Mexican States 4.75% 4/27/2032	7,815	7,611
United Mexican States 5.375% 3/22/2033	13,000	12,847
United Mexican States 4.875% 5/19/2033	3,912	3,749
United Mexican States 5.625% 2/9/2034	7,748	7,729
United Mexican States 3.50% 2/12/2034	17,988	15,542
United Mexican States 5.625% 9/22/2035	5,541	5,438
United Mexican States 6.00% 5/7/2036	58,740	59,122
United Mexican States 6.875% 5/13/2037	13,455	14,259
United Mexican States 7.375% 5/13/2055	6,745	7,232
United Mexican States 3.771% 5/24/2061	5,180	3,174
		407,856

Canada 0.02%
OMERS Finance Trust 3.50% 4/19/2032 (g)	7,941	7,605
OMERS Finance Trust 4.00% 4/19/2052 (g)	7,941	6,113
Ontario (Province of) 3.90% 9/4/2030	14,900	14,875
		28,593

Kuwait 0.02%
Kuwait (State of) 4.652% 10/9/2035 (g)	21,000	20,739

Peru 0.01%
Peru (Republic of) 1.862% 12/1/2032	8,550	7,116
Peru (Republic of) 5.875% 8/8/2054	3,665	3,604
Peru (Republic of) 2.78% 12/1/2060	12,800	6,962
		17,682

Panama 0.01%
Panama (Republic of) 7.50% 3/1/2031	4,015	4,431
Panama (Republic of) 2.252% 9/29/2032	8,741	7,232
		11,663

Morocco 0.01%
Morocco (Kingdom of) 3.00% 12/15/2032 (g)	6,000	5,235
Morocco (Kingdom of) 4.00% 12/15/2050 (g)	6,000	4,285
		9,520

United Arab Emirates 0.00%
Abu Dhabi (Emirate of) 1.70% 3/2/2031 (g)	1,700	1,517
Abu Dhabi (Emirate of) 3.875% 4/16/2050 (g)	5,350	4,241
		5,758

Saudi Arabia 0.00%
Saudi Arabia (Kingdom of) 5.875% 1/12/2056 (g)	3,738	3,653
Total bonds & notes of governments & government agencies outside the U.S.		505,464
Municipals 0.24%
Arkansas 0.02%
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 9/1/2049 (g)	8,965	8,728
Dev. Fin. Auth., Industrial Dev. Rev. Green Bonds (Big River Steel Project), Series 2020, AMT, 4.75% 9/1/2049 (g)	27,070	26,555
		35,283

52	The Income Fund of America

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Illinois 0.17%
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029	USD28,045	$27,874
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2015-C, 5.25% 12/1/2039	120	119
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039	54,555	51,556
City of Chicago, Board of Education, Unlimited Tax GO Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040	11,385	10,873
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2026	110	111
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, 5.00% 12/1/2026	100	101
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2028	650	684
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2028	800	840
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2029	300	316
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, AGI, 5.00% 12/1/2029	550	577
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 12/1/2030	220	223
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2030	200	210
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 12/1/2031	100	101
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2031	350	366
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2032	350	365
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, AGI, 5.00% 12/1/2033	200	208
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2036	100	100
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 12/1/2044	140	135
City of Chicago, Board of Education, Unlimited Tax GO Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 12/1/2046	390	372
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 12/1/2042	190	188
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax GO Bonds (Dedicated Tax Rev.), CAB, Series 1998-B-1, NATL, 0% 12/1/2031	350	283
GO Bonds, Series 2013-B, 4.91% 4/1/2027	1,100	1,112
GO Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	141,161	144,577
GO Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2/1/2035	2,904	3,052
GO Bonds, Taxable Build America Bonds, Series 2010-3, 6.725% 4/1/2035	3,461	3,653
GO Bonds, Taxable Build America Bonds, Series 2010-5, 7.35% 7/1/2035	250	271
		248,267

Massachusetts 0.00%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049	7,100	7,367

New York 0.01%
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.559% 10/1/2045	5,310	5,316
New York City GO Bonds, Fiscal 2026, Series 2026-E-1, 5.372% 10/1/2051	4,000	3,911
New York City GO Bonds, Fiscal 2026, Series 2026-E-2, 5.392% 10/1/2055	1,575	1,539
		10,766

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	26,845	24,426

The Income Fund of America	53

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	USD22,260	$22,089
Total municipals		348,198
Total bonds, notes & other debt instruments (cost: $33,478,596,000)		33,377,278
Short-term securities 7.61%	Shares
Money market investments 7.60%
Capital Group Central Cash Fund 3.62% (d)(q)	109,690,776	10,969,078

Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.62% (d)(q)(r)	63,257	6,326
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.61% (q)(r)	3,241,714	3,241
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.57% (q)(r)	2,400,000	2,400
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.58% (q)(r)	2,400,000	2,400
Fidelity Investments Money Market Government Portfolio, Class I 3.57% (q)(r)	2,400,000	2,400
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.61% (q)(r)	1,900,000	1,900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.64% (q)(r)	1,900,000	1,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.65% (q)(r)	1,900,000	1,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.55% (q)(r)	1,600,000	1,600
		24,067
Total short-term securities (cost: $10,992,787,000)		10,993,145
Total investment securities 100.11% (cost: $108,848,617,000)		144,529,309
Other assets less liabilities (0.11)%		(153,616)
Net assets 100.00%		$144,375,693
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 1/31/2026 (000)
2 Year U.S. Treasury Note Futures	Long	16,564	4/6/2026	USD3,453,465	$(5,665)
5 Year U.S. Treasury Note Futures	Long	18,089	4/6/2026	1,970,429	(9,794)
10 Year Italy Government Bond Futures	Long	1,148	3/10/2026	164,804	771
10 Year Euro-Bund Futures	Short	2,059	3/10/2026	(312,816)	423
10 Year U.S. Treasury Note Futures	Long	5,430	3/31/2026	607,227	(5,457)
10 Year Ultra U.S. Treasury Note Futures	Long	2,729	3/31/2026	311,532	(2,556)
20 Year U.S. Treasury Bond Futures	Long	2,235	3/31/2026	257,304	(1,841)
30 Year Ultra U.S. Treasury Bond Futures	Long	4,878	3/31/2026	572,860	(4,248)
					$(28,367)

54	The Income Fund of America

Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 1/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	4.1215%	Annual	1/27/2030	USD80,000	$(1,988)	$—	$(1,988)
SOFR	Annual	4.0585%	Annual	2/5/2030	49,140	(1,109)	—	(1,109)
SOFR	Annual	4.041%	Annual	2/5/2030	110,700	(2,425)	—	(2,425)
SOFR	Annual	3.7045%	Annual	3/13/2030	54,640	(503)	—	(503)
SOFR	Annual	3.797%	Annual	3/31/2030	8,873	(113)	—	(113)
SOFR	Annual	3.794%	Annual	3/31/2030	16,957	(214)	—	(214)
SOFR	Annual	3.796%	Annual	3/31/2030	16,957	(215)	—	(215)
SOFR	Annual	3.7815%	Annual	3/31/2030	33,535	(407)	—	(407)
SOFR	Annual	3.6065%	Annual	5/12/2030	36,030	(185)	—	(185)
SOFR	Annual	3.325%	Annual	5/31/2030	97,645	590	—	590
SOFR	Annual	3.2175%	Annual	9/18/2030	64,126	778	—	778
SOFR	Annual	3.2385%	Annual	9/18/2030	33,180	373	—	373
SOFR	Annual	3.2145%	Annual	9/18/2030	15,997	196	—	196
SOFR	Annual	3.2155%	Annual	9/18/2030	15,997	195	—	195
SOFR	Annual	3.237%	Annual	10/24/2030	92,715	1,095	—	1,095
SOFR	Annual	3.5535%	Annual	2/2/2031	14,510	(19)	—	(19)
SOFR	Annual	3.473%	Annual	10/2/2032	203,900	2,122	—	2,122
SOFR	Annual	3.4805%	Annual	10/2/2032	68,300	681	—	681
SOFR	Annual	3.48%	Annual	10/2/2032	22,755	227	—	227
SOFR	Annual	3.4815%	Annual	10/2/2032	22,775	226	—	226
SOFR	Annual	3.482%	Annual	10/2/2032	22,187	219	—	219
SOFR	Annual	3.34%	Annual	10/24/2032	68,560	1,279	—	1,279
SOFR	Annual	3.50061%	Annual	11/3/2032	136,665	1,255	—	1,255
SOFR	Annual	3.486%	Annual	11/15/2032	66,935	681	—	681
SOFR	Annual	3.639%	Annual	1/14/2033	334,861	552	—	552
SOFR	Annual	3.665%	Annual	8/15/2035	50,905	661	—	661
SOFR	Annual	3.6385%	Annual	10/2/2035	100,936	1,625	—	1,625
SOFR	Annual	3.6705%	Annual	10/8/2035	100,845	1,373	—	1,373
SOFR	Annual	3.676%	Annual	10/8/2035	100,700	1,326	—	1,326
SOFR	Annual	3.663%	Annual	10/9/2035	50,650	720	—	720
SOFR	Annual	3.504%	Annual	10/24/2035	50,800	1,392	—	1,392
SOFR	Annual	3.66593%	Annual	11/3/2035	101,275	1,457	—	1,457
SOFR	Annual	3.8035%	Annual	1/16/2036	100,212	402	—	402
SOFR	Annual	4.052%	Annual	11/15/2053	24,450	648	—	648
SOFR	Annual	3.953%	Annual	10/9/2055	24,305	1,031	—	1,031
SOFR	Annual	3.8185%	Annual	10/24/2055	48,185	3,148	—	3,148
						$17,074	$—	$17,074
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 1/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
14.4225%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL1,190,200	$12,019	$—	$12,019
15.09%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	593,000	9,291	—	9,291
14.5956%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	514,950	5,612	—	5,612
14.37%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	412,730	3,851	—	3,851
14.585%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	61,361	664	—	664
13.31%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	276,670	411	—	411
13.135%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2031	326,900	268	—	268
13.115%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	78,800	49	—	49
13.105%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2031	79,755	42	—	42
12.875%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2031	77,080	(24)	—	(24)
13.03%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2031	169,245	(34)	—	(34)
							$32,149	$—	$32,149

The Income Fund of America	55

Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 1/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 1/31/2026 (000)
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	USD128,477	$(2,896)	$(2,859)	$(37)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	585,338	(49,059)	(43,978)	(5,081)
					$(51,955)	$(46,837)	$(5,118)
Investments in affiliates (d)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Common stocks 1.28%
Financials 0.00%
Islandsbanki hf. (s)	$102,561	$—	$11,451	$2,420	$14,003	$—	$—
Health care 0.03%
Rotech Healthcare, Inc. (b)(e)(f)	40,895	—	—	—	(2,802)	38,093	—
Consumer staples 0.00%
Viva Wine Group AB (s)	18,233	—	687	(262)	(784)	—	—
Information technology 0.22%
Diebold Nixdorf, Inc. (e)	254,522	—	—	—	57,515	312,037	—
Consumer discretionary 1.03%
Darden Restaurants, Inc.	1,081,236	142,174	—	—	(22,425)	1,200,985	16,084
Vail Resorts, Inc. (a)	279,143	49,804	—	—	(38,132)	290,815	9,703
Domino’s Pizza Group PLC (t)	97,162	—	78,017	(35,453)	16,308	—	1,182
Party City Holdco, Inc. (e)(t)	— (c)	—	— (c)	(13,110)	13,110	—	—
Party City Holdco, Inc. (e)(g)(t)	— (c)	—	— (c)	(98)	98	—	—
Puuilo OYJ (s)	85,841	—	28,042	12,875	(18,400)	—	2,238
						1,491,800
Materials 0.00%
Venator Materials PLC (b)(e)	— (c)	—	—	—	— (c)	— (c)	—
Total common stocks						1,841,930
Bonds, notes & other debt instruments 0.11%
Consumer discretionary 0.02%
Vail Resorts, Inc. 5.625% 7/15/2030 (g)	10,826	—	—	—	107	10,933	304
Vail Resorts, Inc. 6.50% 5/15/2032 (g)	23,016	—	2,513	79	171	20,753	699
Party City Holdco, Inc. 12.00% PIK 1/11/2029 (g)(k)(t)	623	—	623	(28,168)	28,168	—	—
						31,686
Information technology 0.09%
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (g)	126,007	—	—	—	(226)	125,781	4,633
Total bonds, notes & other debt instruments						157,467
Short-term securities 7.60%
Money market investments 7.60%
Capital Group Central Cash Fund 3.62% (q)	9,395,608	10,588,923	9,016,724	407	864	10,969,078	175,905

56	The Income Fund of America

Investments in affiliates (d) (continued)

	Value at 8/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 1/31/2026 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 3.62% (q)(r)	$15,501		$9,175 (u)			$6,326	$— (v)
Total short-term securities						10,975,404
Total 8.99%				$(61,310)	$47,575	$12,974,801	$210,748
Restricted securities (f)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent CNR Corp., Class A (b)	4/25/2016-11/15/2016	$56,848	$54,501	0.04%
Rotech Healthcare, Inc. (b)(d)(e)	11/26/2014	19,660	38,093	0.02
AH Parent, Inc., Class A, 10.50% PIK or 10.00% Cash perpetual cumulative preferred shares (b)(h)	9/27/2024	17,701	18,640	0.01
Wolfspeed, Inc. 4.00% PIK and 9.875% Cash 6/23/2030 (h)	9/29/2025 - 12/23/2025	14,444	15,910	0.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 10.973% 9/13/2029 (i)(p)	9/13/2023	9,094	9,268	0.01
Total		$117,747	$136,412	0.09%

(a)	All or a portion of this security was on loan. Refer to Note 5 for more information on securities lending.
(b)	Value determined using significant unobservable inputs.
(c)	Amount less than one thousand.
(d)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(e)	Non-income producing.
(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $15,372,423,000, which represented 10.65% of the net assets of the fund.

(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(j)	Step bond; coupon rate may change at a later date.
(k)	Scheduled interest and/or principal payment was not received.
(l)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(m)	Represents securities transacted on a TBA basis.
(n)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $205,703,000, which represented 0.14% of the net assets of the fund.
(o)	Index-linked bond whose principal amount moves with a government price index.
(p)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $694,977,000, which represented 0.48% of the net assets of the fund.

(q)	Rate represents the seven-day yield at 1/31/2026.
(r)	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
(s)	Affiliated issuer during the reporting period but no longer an affiliate at 1/31/2026. Refer to the investment portfolio for the security value at 1/31/2026.
(t)	Affiliated issuer during the reporting period but no longer held at 1/31/2026.
(u)	Represents net activity. Refer to Note 5 for more information on securities lending.
(v)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

The Income Fund of America	57

Key to abbreviation(s)
ADR = American Depositary Receipts
AGI = Assured Guaranty insured
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAB = Capital Appreciation Bonds
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
DAC = Designated Activity Company
Dev. = Development
EUR = Euros

Fin. = Finance
Fncg. = Financing
FSA = Financial Security Assurance insured
GBP = British pounds
GO = General Obligation
NATL = National Public Finance Guarantee Corp. insured
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

58	The Income Fund of America

Financial statements
Statement of assets and liabilities at January 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value (includes $713,174 of investment securities on loan):
Unaffiliated issuers (cost: $96,225,284)	$131,554,508
Affiliated issuers (cost: $12,623,333)	12,974,801	$144,529,309
Cash		40,295
Cash denominated in currencies other than U.S. dollars (cost: $5,585)		5,585
Bilateral swaps, at value		32,207
Receivables for:
Sales of investments	2,015,749
Sales of fund’s shares	66,290
Dividends and interest	621,760
Securities lending income	174
Variation margin on futures contracts	2,856
Variation margin on centrally cleared swap contracts	1,566
Other	6,851	2,715,246
		147,322,642
Liabilities:
Collateral for securities on loan		24,067
Bilateral swaps, at value		58
Payables for:
Purchases of investments	2,775,952
Repurchases of fund’s shares	82,171
Investment advisory services	23,253
Services provided by related parties	27,378
Trustees’ deferred compensation	6,114
Variation margin on futures contracts	3,544
Variation margin on centrally cleared swap contracts	1,196
Other	3,216	2,922,824
Commitments and contingencies*
Net assets at January 31, 2026		$144,375,693
Net assets consist of:
Capital paid in on shares of beneficial interest		$100,657,844
Total distributable earnings (accumulated loss)		43,717,849
Net assets at January 31, 2026		$144,375,693
*
Refer to Note 5 for further information on unfunded commitments.
Refer to the notes to financial statements.

The Income Fund of America	59

Financial statements (continued)
Statement of assets and liabilities at January 31, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (5,336,543 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$84,715,402	3,129,803	$27.07
Class C	1,255,515	47,305	26.54
Class T	12	— *	27.07
Class F-1	2,142,264	79,466	26.96
Class F-2	17,263,477	638,782	27.03
Class F-3	6,831,590	252,594	27.05
Class 529-A	1,970,158	73,038	26.97
Class 529-C	39,658	1,474	26.90
Class 529-E	54,428	2,028	26.85
Class 529-T	21	1	27.07
Class 529-F-1	17	1	26.96
Class 529-F-2	203,203	7,506	27.07
Class 529-F-3	25	1	27.07
Class R-1	63,622	2,372	26.82
Class R-2	351,857	13,242	26.57
Class R-2E	38,472	1,427	26.95
Class R-3	669,115	24,868	26.91
Class R-4	538,040	19,931	27.00
Class R-5E	228,923	8,477	27.01
Class R-5	384,105	14,192	27.07
Class R-6	27,625,789	1,020,035	27.08
*
Amount less than one thousand.
Refer to the notes to financial statements.

60	The Income Fund of America

Financial statements (continued)
Statement of operations for the six months ended January 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $31,759; also includes $205,112 from affiliates)	$1,513,093
Interest (includes $5,636 from affiliates)	989,500
Securities lending income (net of fees)	2,824	$2,505,417
Fees and expenses*:
Investment advisory services	147,753
Distribution services	119,499
Transfer agent services	34,852
Administrative services	20,998
529 plan services	576
Reports to shareholders	1,087
Registration statement and prospectus	2,460
Trustees’ compensation	649
Auditing and legal	865
Custodian	1,943
Other	43	330,725
Net investment income		2,174,692
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	8,167,725
Affiliated issuers	(61,310)
Futures contracts	72,323
Swap contracts	(7,470)
Currency transactions	1,363	8,172,631
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $1,104):
Unaffiliated issuers	3,917,705
Affiliated issuers	47,575
Futures contracts	(53,609)
Swap contracts	34,400
Currency translations	2,565	3,948,636
Net realized gain (loss) and unrealized appreciation (depreciation)		12,121,267
Net increase (decrease) in net assets resulting from operations		$14,295,959
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

The Income Fund of America	61

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended January 31,	Year ended July 31,
	2026*	2025

Operations:
Net investment income	$2,174,692	$4,579,682
Net realized gain (loss)	8,172,631	7,858,394
Net unrealized appreciation (depreciation)	3,948,636	2,784,670
Net increase (decrease) in net assets resulting from operations	14,295,959	15,222,746
Distributions paid to shareholders	(11,355,305)	(7,811,528)
Net capital share transactions	7,640,552	963,617
Total increase (decrease) in net assets	10,581,206	8,374,835
Net assets:
Beginning of period	133,794,487	125,419,652
End of period	$144,375,693	$133,794,487
*
Unaudited.
Refer to the notes to financial statements.

62	The Income Fund of America

Notes to financial statementsunaudited
1. Organization

The Income Fund of America (the "fund") is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

The Income Fund of America	63

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

64	The Income Fund of America

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of January 31, 2026, were as follows (dollars in thousands):

The Income Fund of America	65

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$19,381,183	$—	— *	$19,381,183
Health care	14,204,984	31,269	38,093	14,274,346
Consumer staples	9,974,713	—	—	9,974,713
Energy	9,049,524	—	65,964	9,115,488
Industrials	7,688,802	—	—	7,688,802
Utilities	7,605,250	—	—	7,605,250
Information technology	7,523,495	—	—	7,523,495
Consumer discretionary	7,350,880	—	21,932	7,372,812
Materials	7,200,329	78,733	— *	7,279,062
Communication services	5,639,139	—	—	5,639,139
Real estate	2,230,183	—	—	2,230,183
Preferred securities	412,083	—	24,103	436,186
Rights & warrants	—	—	— *	— *
Convertible stocks	1,588,856	—	—	1,588,856
Convertible bonds & notes	—	49,371	—	49,371
Bonds, notes & other debt instruments:
Corporate bonds and notes	—	21,867,323	21,898	21,889,221
Mortgage-backed obligations	—	4,565,430	16,496	4,581,926
U.S. Treasury bonds & notes	—	3,629,642	—	3,629,642
Asset-backed obligations	—	1,726,878	972	1,727,850
Loans	—	624,291	70,686	694,977
Bonds & notes of governments & government agencies outside the U.S.	—	505,464	—	505,464
Municipals	—	348,198	—	348,198
Short-term securities	10,993,145	—	—	10,993,145
Total	$110,842,566	$33,426,599	$260,144	$144,529,309

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,194	$—	$—	$1,194
Unrealized appreciation on bilateral interest rate swaps	—	32,207	—	32,207
Unrealized appreciation on centrally cleared interest rate swaps	—	24,252	—	24,252
Liabilities:
Unrealized depreciation on futures contracts	(29,561)	—	—	(29,561)
Unrealized depreciation on centrally cleared interest rate swaps	—	(7,178)	—	(7,178)
Unrealized depreciation on bilateral interest rate swaps	—	(58)	—	(58)
Unrealized depreciation on centrally cleared credit default swaps	—	(5,118)	—	(5,118)
Total	$(28,367)	$44,105	$—	$15,738
*
Amount less than one thousand.
†
Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

66	The Income Fund of America

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

The Income Fund of America	67

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of January 31, 2026, the total value of securities on loan was $713,174,000, and the total value of collateral received was $728,488,000. Collateral received includes cash of $24,067,000 and U.S. government securities of $704,421,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.
Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

68	The Income Fund of America

Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of January 31, 2026, the fund’s maximum exposure of unfunded bond commitments was $9,688,000, which would represent less than 0.01% of the net assets of the fund should such commitments become due.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $10,345,534,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

The Income Fund of America	69

Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,656,010,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $537,255,000.

70	The Income Fund of America

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of futures contracts, interest rate swaps and credit default swaps as of, or for the six months ended, January 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$1,194	Unrealized depreciation*	$29,561
Swap (centrally cleared)	Interest	Unrealized appreciation*	24,252	Unrealized depreciation*	7,178
Swap (bilateral)	Interest	Bilateral swaps, at value	32,207	Bilateral swaps, at value	58
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	5,118
			$57,653		$41,915

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$72,323	Net unrealized appreciation (depreciation) on futures contracts	$(53,609)
Swap	Interest	Net realized gain (loss) on swap contracts	3,333	Net unrealized appreciation (depreciation) on swap contracts	36,142
Swap	Credit	Net realized gain (loss) on swap contracts	(10,803)	Net unrealized appreciation (depreciation) on swap contracts	(1,742)
			$64,853		$(19,209)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and its use of future contracts, interest rate swaps, credit default swaps and future delivery contracts. For securities lending, the fund receives collateral in exchange for lending investment securities. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio. For future contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for bilateral swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The Income Fund of America	71

The following table presents the fund’s bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of January 31, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$9,955	$ (34)	$ (8,487)	$ —	$1,434
Barclays Bank PLC	3,851	(24)	(3,136)	—	691
BNP Paribas	502	—	—	(1)	501
Goldman Sachs	17,899	—	—	(14,850)	3,049
Total	$32,207	$ (58)	$ (11,623)	$ (14,851)	$5,675
Liabilities:
Bank of America	$34	$ (34)	$ —	$ —	$ —
Barclays Bank PLC	24	(24)	—	—	—
Total	$58	$ (58)	$ —	$ —	$ —
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended January 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2025, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Undistributed ordinary income	$1,689,407
Undistributed long-term capital gains	7,575,123

72	The Income Fund of America

As of January 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$37,290,331
Gross unrealized depreciation on investments	(1,818,043)
Net unrealized appreciation (depreciation) on investments	35,472,288
Cost of investments	109,119,596
Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended January 31, 2026			Year ended July 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$1,990,389	$4,697,571	$6,687,960	$3,034,883	$1,682,725	$4,717,608
Class C	25,564	70,987	96,551	42,865	29,632	72,497
Class T	— *	1	1	1	— *	1
Class F-1	50,154	119,879	170,033	78,461	44,368	122,829
Class F-2	415,420	948,521	1,363,941	583,322	305,853	889,175
Class F-3	169,009	378,903	547,912	241,171	123,523	364,694
Class 529-A	46,019	109,472	155,491	71,000	39,779	110,779
Class 529-C	793	2,246	3,039	1,335	933	2,268
Class 529-E	1,225	3,063	4,288	1,912	1,137	3,049
Class 529-T	— *	1	1	1	1	2
Class 529-F-1	— *	1	1	1	— *	1
Class 529-F-2	4,894	11,067	15,961	6,938	3,583	10,521
Class 529-F-3	1	1	2	1	— *	1
Class R-1	1,274	3,591	4,865	1,864	1,289	3,153
Class R-2	7,117	19,954	27,071	10,988	7,624	18,612
Class R-2E	878	2,282	3,160	1,358	863	2,221
Class R-3	14,654	37,186	51,840	23,042	13,985	37,027
Class R-4	12,958	30,165	43,123	28,552	16,247	44,799
Class R-5E	5,514	12,613	18,127	8,207	4,335	12,542
Class R-5	9,537	21,328	30,865	8,315	4,233	12,548
Class R-6	657,986	1,473,087	2,131,073	919,528	467,673	1,387,201
Total	$3,413,386	$7,941,919	$11,355,305	$5,063,745	$2,747,783	$7,811,528
*
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.121% on such assets in excess of $115 billion. On December 9, 2025, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2026, decreasing the annual rate to 0.120% on daily net assets in excess of $144 billion. The agreement also provides for monthly fees, accrued daily, based on a rate of 2.25% of the fund’s monthly gross income. For the six months ended January 31, 2026, the investment advisory services fees were $147,753,000, which were equivalent to an annualized rate of 0.211% of average daily net assets.

The Income Fund of America	73

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of January 31, 2026, unreimbursed expenses subject to reimbursement totaled $9,345,000 for Class A shares. There were no unreimbursed expenses subject to reimbursement for Class 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended January 31, 2026, the 529 plan services fees were $576,000, which were equivalent to 0.052% of the average daily net assets of each 529 share class.

74	The Income Fund of America

For the six months ended January 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$103,865	$21,573	$12,464	Not applicable
Class C	6,275	325	188	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	2,625	1,366	318	Not applicable
Class F-2	Not applicable	9,276	2,479	Not applicable
Class F-3	Not applicable	22	985	Not applicable
Class 529-A	2,312	460	290	$501
Class 529-C	201	10	6	10
Class 529-E	135	6	8	14
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	33	29	51
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	314	30	9	Not applicable
Class R-2	1,301	597	52	Not applicable
Class R-2E	126	43	6	Not applicable
Class R-3	1,644	485	99	Not applicable
Class R-4	701	297	84	Not applicable
Class R-5E	Not applicable	168	34	Not applicable
Class R-5	Not applicable	77	56	Not applicable
Class R-6	Not applicable	84	3,891	Not applicable

Total class-specific expenses	$119,499	$34,852	$20,998	$576
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $649,000 in the fund’s statement of operations reflects $253,000 in current fees (either paid in cash or deferred) and a net increase of $396,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended January 31, 2026, the fund engaged in such purchase and sale transactions with related funds in the amounts of $1,935,257,000 and $5,914,523,000, respectively, which generated $1,512,492,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended January 31, 2026.

The Income Fund of America	75

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2026
Class A	$1,677,170	61,859	$6,550,216	251,011	$(5,489,429)	(203,649)	$2,737,957	109,221
Class C	88,394	3,320	95,720	3,741	(202,316)	(7,587)	(18,202)	(526)
Class T	—	—	—	—	—	—	—	—
Class F-1	43,430	1,607	168,003	6,463	(182,818)	(6,809)	28,615	1,261
Class F-2	1,643,755	60,701	1,308,193	50,219	(1,583,410)	(58,858)	1,368,538	52,062
Class F-3	652,410	24,034	541,611	20,773	(640,828)	(23,857)	553,193	20,950
Class 529-A	73,635	2,724	155,420	5,976	(175,144)	(6,499)	53,911	2,201
Class 529-C	4,956	184	3,039	117	(9,467)	(351)	(1,472)	(50)
Class 529-E	2,440	91	4,288	166	(6,251)	(233)	477	24
Class 529-T	—	—	2	— †	—	—	2	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	17,583	649	15,954	611	(21,897)	(808)	11,640	452
Class 529-F-3	—	—	2	— †	—	—	2	— †
Class R-1	3,553	132	4,866	188	(6,084)	(226)	2,335	94
Class R-2	21,099	791	27,023	1,055	(41,105)	(1,545)	7,017	301
Class R-2E	3,129	116	3,160	121	(9,284)	(344)	(2,995)	(107)
Class R-3	41,631	1,540	51,736	1,995	(85,078)	(3,152)	8,289	383
Class R-4	37,214	1,382	43,087	1,655	(281,885)	(10,466)	(201,584)	(7,429)
Class R-5E	15,040	559	18,116	696	(25,056)	(932)	8,100	323
Class R-5	173,023	6,434	30,822	1,181	(37,370)	(1,379)	166,475	6,236
Class R-6	2,289,835	84,612	2,129,053	81,559	(1,500,635)	(55,138)	2,918,253	111,033
Total net increase (decrease)	$6,788,297	250,735	$11,150,312	427,527	$(10,298,057)	(381,833)	$7,640,552	296,429
Refer to the end of the table(s) for footnote(s).

76	The Income Fund of America

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2025
Class A	$3,078,104	120,546	$4,611,974	183,230	$(9,498,649)	(372,159)	$(1,808,571)	(68,383)
Class C	145,456	5,790	71,803	2,907	(488,632)	(19,529)	(271,373)	(10,832)
Class T	—	—	—	—	—	—	—	—
Class F-1	62,123	2,432	121,170	4,832	(306,407)	(12,032)	(123,114)	(4,768)
Class F-2	2,846,015	111,346	850,461	33,822	(2,571,360)	(100,977)	1,125,116	44,191
Class F-3	1,019,230	39,857	360,286	14,319	(1,041,111)	(40,810)	338,405	13,366
Class 529-A	150,503	5,910	110,740	4,413	(324,903)	(12,776)	(63,660)	(2,453)
Class 529-C	9,095	358	2,266	91	(21,493)	(849)	(10,132)	(400)
Class 529-E	4,074	162	3,047	122	(11,333)	(447)	(4,212)	(163)
Class 529-T	—	—	1	— †	—	—	1	— †
Class 529-F-1	—	—	1	— †	—	—	1	— †
Class 529-F-2	39,040	1,528	10,520	418	(31,327)	(1,227)	18,233	719
Class 529-F-3	6	— †	1	— †	—	—	7	— †
Class R-1	6,492	256	3,153	126	(15,697)	(620)	(6,052)	(238)
Class R-2	44,731	1,781	18,579	751	(89,300)	(3,547)	(25,990)	(1,015)
Class R-2E	4,816	189	2,221	89	(8,178)	(323)	(1,141)	(45)
Class R-3	84,761	3,338	36,939	1,476	(156,730)	(6,159)	(35,030)	(1,345)
Class R-4	98,103	3,842	44,772	1,783	(215,693)	(8,472)	(72,818)	(2,847)
Class R-5E	29,112	1,144	12,541	499	(33,335)	(1,308)	8,318	335
Class R-5	30,256	1,188	12,504	497	(42,509)	(1,665)	251	20
Class R-6	2,642,809	103,189	1,385,759	55,002	(2,133,190)	(83,369)	1,895,378	74,822
Total net increase (decrease)	$10,294,726	402,856	$7,658,738	304,377	$(16,989,847)	(666,269)	$963,617	40,964
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $43,042,903,000 and $47,457,040,000, respectively, during the six months ended January 31, 2026.

The Income Fund of America	77

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
1/31/2026[5,6]	$26.56	$.41	$2.36	$2.77	$(.67 )	$(1.59)	$(2.26)	$27.07	10.79%[7]	$84,715	.55%[8]	.55%[8]	3.03%[8]
7/31/2025	25.10	.89	2.13	3.02	(1.00)	(.56 )	(1.56)	26.56	12.47	80,221.56		.56	3.49
7/31/2024	23.25	.85	1.86	2.71	(.86 )	—	(.86 )	25.10	12.02	77,534.58		.58	3.66
7/31/2023	23.83	.83	.19	1.02	(.78 )	(.82 )	(1.60)	23.25	4.45	76,009.57		.57	3.64
7/31/2022	25.92	.81	(1.18)	(.37 )	(.74 )	(.98 )	(1.72)	23.83	(1.60)	78,105.56		.56	3.23
7/31/2021	21.88	.75	4.04	4.79	(.75 )	—	(.75 )	25.92	22.23	82,740.56		.56	3.11
Class C:
1/31/2026[5,6]	26.08	.31	2.31	2.62	(.57 )	(1.59)	(2.16)	26.54	10.36 [7]	1,256	1.30 [8]	1.30 [8]	2.28 [8]
7/31/2025	24.68	.68	2.09	2.77	(.81 )	(.56 )	(1.37)	26.08	11.60	1,247	1.31	1.31	2.72
7/31/2024	22.87	.66	1.83	2.49	(.68 )	—	(.68 )	24.68	11.20	1,448	1.32	1.32	2.91
7/31/2023	23.46	.65	.19	.84	(.61 )	(.82 )	(1.43)	22.87	3.70	1,783	1.32	1.32	2.88
7/31/2022	25.54	.61	(1.16)	(.55 )	(.55 )	(.98 )	(1.53)	23.46	(2.35)	2,236	1.31	1.31	2.46
7/31/2021	21.57	.56	3.98	4.54	(.57 )	—	(.57 )	25.54	21.31	2,803	1.31	1.31	2.37
Class T:
1/31/2026[5,6]	26.56	.45	2.36	2.81	(.71 )	(1.59)	(2.30)	27.07	10.93 [7,9]	— [10]	.30 [8,9]	.30 [8,9]	3.28 [8,9]
7/31/2025	25.10	.96	2.12	3.08	(1.06)	(.56 )	(1.62)	26.56	12.75 [9]	— [10]	.31 [9]	.31 [9]	3.74 [9]
7/31/2024	23.25	.91	1.86	2.77	(.92 )	—	(.92 )	25.10	12.31 [9]	— [10]	.32 [9]	.32 [9]	3.92 [9]
7/31/2023	23.83	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.25	4.77 [9]	— [10]	.27 [9]	.27 [9]	3.94 [9]
7/31/2022	25.92	.88	(1.19)	(.31 )	(.80 )	(.98 )	(1.78)	23.83	(1.35)[9]	— [10]	.31 [9]	.31 [9]	3.47 [9]
7/31/2021	21.88	.81	4.04	4.85	(.81 )	—	(.81 )	25.92	22.52 [9]	— [10]	.32 [9]	.32 [9]	3.35 [9]
Class F-1:
1/31/2026[5,6]	26.46	.40	2.35	2.75	(.66 )	(1.59)	(2.25)	26.96	10.75 [7]	2,142	.63 [8]	.63 [8]	2.95 [8]
7/31/2025	25.01	.87	2.12	2.99	(.98 )	(.56 )	(1.54)	26.46	12.39	2,069.63		.63	3.42
7/31/2024	23.17	.83	1.85	2.68	(.84 )	—	(.84 )	25.01	11.94	2,075.64		.64	3.60
7/31/2023	23.75	.82	.18	1.00	(.76 )	(.82 )	(1.58)	23.17	4.39	2,176.63		.63	3.57
7/31/2022	25.84	.79	(1.18)	(.39 )	(.72 )	(.98 )	(1.70)	23.75	(1.68)	2,353.63		.63	3.15
7/31/2021	21.82	.73	4.03	4.76	(.74 )	—	(.74 )	25.84	22.12	2,683.63		.63	3.06
Class F-2:
1/31/2026[5,6]	26.52	.44	2.36	2.80	(.70 )	(1.59)	(2.29)	27.03	10.91 [7]	17,264	.36 [8]	.36 [8]	3.21 [8]
7/31/2025	25.07	.94	2.12	3.06	(1.05)	(.56 )	(1.61)	26.52	12.66	15,561.37		.37	3.69
7/31/2024	23.22	.90	1.86	2.76	(.91 )	—	(.91 )	25.07	12.26	13,600.37		.37	3.87
7/31/2023	23.80	.88	.18	1.06	(.82 )	(.82 )	(1.64)	23.22	4.66	12,954.37		.37	3.84
7/31/2022	25.89	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.80	(1.40)	12,656.36		.36	3.44
7/31/2021	21.86	.80	4.03	4.83	(.80 )	—	(.80 )	25.89	22.46	12,303.36		.36	3.31
Class F-3:
1/31/2026[5,6]	26.54	.46	2.35	2.81	(.71 )	(1.59)	(2.30)	27.05	10.96 [7]	6,832	.25 [8]	.25 [8]	3.33 [8]
7/31/2025	25.08	.97	2.13	3.10	(1.08)	(.56 )	(1.64)	26.54	12.82	6,148.26		.26	3.80
7/31/2024	23.23	.92	1.86	2.78	(.93 )	—	(.93 )	25.08	12.38	5,475.27		.27	3.98
7/31/2023	23.81	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.23	4.77	5,179.26		.26	3.95
7/31/2022	25.90	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.81	(1.30)	4,840.25		.25	3.54
7/31/2021	21.87	.82	4.04	4.86	(.83 )	—	(.83 )	25.90	22.57	4,717.26		.26	3.42
Class 529-A:
1/31/2026[5,6]	26.47	.41	2.35	2.76	(.67 )	(1.59)	(2.26)	26.97	10.76 [7]	1,970	.59 [8]	.59 [8]	2.99 [8]
7/31/2025	25.03	.88	2.11	2.99	(.99 )	(.56 )	(1.55)	26.47	12.39	1,875.59		.59	3.46
7/31/2024	23.18	.84	1.86	2.70	(.85 )	—	(.85 )	25.03	12.01	1,834.61		.61	3.63
7/31/2023	23.76	.82	.19	1.01	(.77 )	(.82 )	(1.59)	23.18	4.42	1,809.61		.61	3.60
7/31/2022	25.85	.80	(1.18)	(.38 )	(.73 )	(.98 )	(1.71)	23.76	(1.64)	1,868.59		.59	3.19
7/31/2021	21.83	.74	4.02	4.76	(.74 )	—	(.74 )	25.85	22.14	1,987.60		.60	3.07
Refer to the end of the table(s) for footnote(s).

78	The Income Fund of America

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
1/31/2026[5,6]	$26.41	$.30	$2.34	$2.64	$(.56 )	$(1.59)	$(2.15)	$26.90	10.30%[7]	$40	1.35%[8]	1.35%[8]	2.23%[8]
7/31/2025	24.96	.68	2.13	2.81	(.80 )	(.56 )	(1.36)	26.41	11.57	40	1.35	1.35	2.68
7/31/2024	23.12	.66	1.85	2.51	(.67 )	—	(.67 )	24.96	11.19	48	1.36	1.36	2.88
7/31/2023	23.70	.64	.19	.83	(.59 )	(.82 )	(1.41)	23.12	3.62	58	1.38	1.38	2.82
7/31/2022	25.78	.61	(1.18)	(.57 )	(.53 )	(.98 )	(1.51)	23.70	(2.40)	71	1.35	1.35	2.41
7/31/2021	21.76	.56	4.02	4.58	(.56 )	—	(.56 )	25.78	21.26	94	1.33	1.33	2.34
Class 529-E:
1/31/2026[5,6]	26.36	.37	2.34	2.71	(.63 )	(1.59)	(2.22)	26.85	10.64 [7]	54	.83 [8]	.83 [8]	2.76 [8]
7/31/2025	24.92	.82	2.11	2.93	(.93 )	(.56 )	(1.49)	26.36	12.18	53.83		.83	3.22
7/31/2024	23.09	.79	1.84	2.63	(.80 )	—	(.80 )	24.92	11.71	54.84		.84	3.40
7/31/2023	23.67	.76	.19	.95	(.71 )	(.82 )	(1.53)	23.09	4.19	54.85		.85	3.36
7/31/2022	25.76	.74	(1.18)	(.44 )	(.67 )	(.98 )	(1.65)	23.67	(1.89)	58.83		.83	2.95
7/31/2021	21.75	.68	4.02	4.70	(.69 )	—	(.69 )	25.76	21.90	64.83		.83	2.84
Class 529-T:
1/31/2026[5,6]	26.56	.44	2.36	2.80	(.70 )	(1.59)	(2.29)	27.07	10.90 [7,9]	— [10]	.35 [8,9]	.35 [8,9]	3.22 [8,9]
7/31/2025	25.10	.94	2.13	3.07	(1.05)	(.56 )	(1.61)	26.56	12.69 [9]	— [10]	.37 [9]	.37 [9]	3.69 [9]
7/31/2024	23.25	.90	1.86	2.76	(.91 )	—	(.91 )	25.10	12.25 [9]	— [10]	.37 [9]	.37 [9]	3.88 [9]
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.71 [9]	— [10]	.33 [9]	.33 [9]	3.88 [9]
7/31/2022	25.92	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.83	(1.39)[9]	— [10]	.35 [9]	.35 [9]	3.44 [9]
7/31/2021	21.88	.80	4.04	4.84	(.80 )	—	(.80 )	25.92	22.47 [9]	— [10]	.36 [9]	.36 [9]	3.31 [9]
Class 529-F-1:
1/31/2026[5,6]	26.46	.43	2.35	2.78	(.69 )	(1.59)	(2.28)	26.96	10.86 [7,9]	— [10]	.42 [8,9]	.42 [8,9]	3.15 [8,9]
7/31/2025	25.02	.92	2.11	3.03	(1.03)	(.56 )	(1.59)	26.46	12.57 [9]	— [10]	.43 [9]	.43 [9]	3.62 [9]
7/31/2024	23.17	.88	1.86	2.74	(.89 )	—	(.89 )	25.02	12.20 [9]	— [10]	.45 [9]	.45 [9]	3.80 [9]
7/31/2023	23.75	.86	.19	1.05	(.81 )	(.82 )	(1.63)	23.17	4.60 [9]	— [10]	.44 [9]	.44 [9]	3.77 [9]
7/31/2022	25.84	.84	(1.18)	(.34 )	(.77 )	(.98 )	(1.75)	23.75	(1.49)[9]	— [10]	.43 [9]	.43 [9]	3.36 [9]
7/31/2021	21.82	.78	4.03	4.81	(.79 )	—	(.79 )	25.84	22.40 [9]	— [10]	.37 [9]	.37 [9]	3.55 [9]
Class 529-F-2:
1/31/2026[5,6]	26.56	.44	2.36	2.80	(.70 )	(1.59)	(2.29)	27.07	10.91 [7]	203	.34 [8]	.34 [8]	3.24 [8]
7/31/2025	25.10	.95	2.13	3.08	(1.06)	(.56 )	(1.62)	26.56	12.67	187.35		.35	3.72
7/31/2024	23.25	.90	1.86	2.76	(.91 )	—	(.91 )	25.10	12.30	159.36		.36	3.88
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.68	145.35		.35	3.87
7/31/2022	25.92	.87	(1.19)	(.32 )	(.79 )	(.98 )	(1.77)	23.83	(1.39)	131.35		.35	3.45
7/31/2021[5,11]	21.40	.60	4.54	5.14	(.62 )	—	(.62 )	25.92	24.24 [7]	125	.36 [8]	.36 [8]	3.24 [8]
Class 529-F-3:
1/31/2026[5,6]	26.56	.45	2.36	2.81	(.71 )	(1.59)	(2.30)	27.07	10.93 [7]	— [10]	.30 [8]	.30 [8]	3.28 [8]
7/31/2025	25.10	.97	2.12	3.09	(1.07)	(.56 )	(1.63)	26.56	12.76	— [10]	.31	.31	3.77
7/31/2024	23.25	.91	1.86	2.77	(.92 )	—	(.92 )	25.10	12.31	— [10]	.32	.32	3.92
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.70	— [10]	.32	.32	3.88
7/31/2022	25.92	.88	(1.19)	(.31 )	(.80 )	(.98 )	(1.78)	23.83	(1.35)	— [10]	.31	.31	3.48
7/31/2021[5,11]	21.40	.60	4.55	5.15	(.63 )	—	(.63 )	25.92	24.28 [7]	— [10]	.38 [8]	.32 [8]	3.28 [8]
Class R-1:
1/31/2026[5,6]	26.33	.30	2.34	2.64	(.56 )	(1.59)	(2.15)	26.82	10.36 [7]	64	1.34 [8]	1.34 [8]	2.24 [8]
7/31/2025	24.90	.69	2.10	2.79	(.80 )	(.56 )	(1.36)	26.33	11.57	60	1.34	1.34	2.71
7/31/2024	23.07	.67	1.84	2.51	(.68 )	—	(.68 )	24.90	11.15	63	1.35	1.35	2.88
7/31/2023	23.66	.65	.18	.83	(.60 )	(.82 )	(1.42)	23.07	3.63	64	1.35	1.35	2.86
7/31/2022	25.73	.61	(1.16)	(.55 )	(.54 )	(.98 )	(1.52)	23.66	(2.33)	68	1.34	1.34	2.44
7/31/2021	21.73	.56	4.01	4.57	(.57 )	—	(.57 )	25.73	21.26	76	1.34	1.34	2.34
Refer to the end of the table(s) for footnote(s).

The Income Fund of America	79

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
1/31/2026[5,6]	$26.11	$.30	$2.31	$2.61	$(.56 )	$(1.59)	$(2.15)	$26.57	10.34%[7]	$352	1.34%[8]	1.34%[8]	2.24%[8]
7/31/2025	24.70	.68	2.09	2.77	(.80 )	(.56 )	(1.36)	26.11	11.60	338	1.35	1.35	2.70
7/31/2024	22.89	.66	1.83	2.49	(.68 )	—	(.68 )	24.70	11.16	345	1.35	1.35	2.89
7/31/2023	23.49	.64	.18	.82	(.60 )	(.82 )	(1.42)	22.89	3.61	353	1.36	1.36	2.85
7/31/2022	25.57	.61	(1.17)	(.56 )	(.54 )	(.98 )	(1.52)	23.49	(2.38)	369	1.34	1.34	2.44
7/31/2021	21.60	.55	3.99	4.54	(.57 )	—	(.57 )	25.57	21.26	409	1.35	1.35	2.33
Class R-2E:
1/31/2026[5,6]	26.45	.35	2.34	2.69	(.60 )	(1.59)	(2.19)	26.95	10.50 [7]	38	1.06 [8]	1.06 [8]	2.54 [8]
7/31/2025	25.01	.76	2.11	2.87	(.87 )	(.56 )	(1.43)	26.45	11.88	41	1.06	1.06	2.99
7/31/2024	23.17	.74	1.84	2.58	(.74 )	—	(.74 )	25.01	11.47	40	1.07	1.07	3.17
7/31/2023	23.75	.72	.18	.90	(.66 )	(.82 )	(1.48)	23.17	3.95	36	1.07	1.07	3.14
7/31/2022	25.83	.69	(1.18)	(.49 )	(.61 )	(.98 )	(1.59)	23.75	(2.08)	37	1.05	1.05	2.73
7/31/2021	21.81	.63	4.02	4.65	(.63 )	—	(.63 )	25.83	21.62	39	1.06	1.06	2.62
Class R-3:
1/31/2026[5,6]	26.41	.37	2.34	2.71	(.62 )	(1.59)	(2.21)	26.91	10.61 [7]	669	.90 [8]	.90 [8]	2.68 [8]
7/31/2025	24.97	.80	2.11	2.91	(.91 )	(.56 )	(1.47)	26.41	12.08	647.90		.90	3.15
7/31/2024	23.13	.77	1.85	2.62	(.78 )	—	(.78 )	24.97	11.66	645.91		.91	3.33
7/31/2023	23.72	.75	.18	.93	(.70 )	(.82 )	(1.52)	23.13	4.07	672.91		.91	3.30
7/31/2022	25.80	.72	(1.17)	(.45 )	(.65 )	(.98 )	(1.63)	23.72	(1.92)	729.90		.90	2.88
7/31/2021	21.79	.66	4.02	4.68	(.67 )	—	(.67 )	25.80	21.78	824.90		.90	2.78
Class R-4:
1/31/2026[5,6]	26.49	.41	2.35	2.76	(.66 )	(1.59)	(2.25)	27.00	10.77 [7]	538	.61 [8]	.61 [8]	2.98 [8]
7/31/2025	25.04	.88	2.12	3.00	(.99 )	(.56 )	(1.55)	26.49	12.41	725.61		.61	3.44
7/31/2024	23.19	.84	1.86	2.70	(.85 )	—	(.85 )	25.04	12.01	756.61		.61	3.63
7/31/2023	23.78	.82	.18	1.00	(.77 )	(.82 )	(1.59)	23.19	4.37	772.61		.61	3.60
7/31/2022	25.86	.80	(1.17)	(.37 )	(.73 )	(.98 )	(1.71)	23.78	(1.61)	815.60		.60	3.18
7/31/2021	21.84	.74	4.02	4.76	(.74 )	—	(.74 )	25.86	22.13	940.60		.60	3.07
Class R-5E:
1/31/2026[5,6]	26.50	.43	2.36	2.79	(.69 )	(1.59)	(2.28)	27.01	10.90 [7]	229	.40 [8]	.40 [8]	3.18 [8]
7/31/2025	25.05	.93	2.12	3.05	(1.04)	(.56 )	(1.60)	26.50	12.63	216.41		.41	3.65
7/31/2024	23.20	.89	1.86	2.75	(.90 )	—	(.90 )	25.05	12.22	196.41		.41	3.83
7/31/2023	23.79	.87	.17	1.04	(.81 )	(.82 )	(1.63)	23.20	4.58	176.42		.42	3.80
7/31/2022	25.87	.85	(1.17)	(.32 )	(.78 )	(.98 )	(1.76)	23.79	(1.45)	159.40		.40	3.39
7/31/2021	21.85	.80	4.02	4.82	(.80 )	—	(.80 )	25.87	22.45	162.39		.39	3.25
Class R-5:
1/31/2026[5,6]	26.56	.45	2.36	2.81	(.71 )	(1.59)	(2.30)	27.07	10.94 [7]	384	.29 [8]	.29 [8]	3.28 [8]
7/31/2025	25.10	.96	2.13	3.09	(1.07)	(.56 )	(1.63)	26.56	12.77	211.30		.30	3.76
7/31/2024	23.25	.92	1.85	2.77	(.92 )	—	(.92 )	25.10	12.32	199.31		.31	3.93
7/31/2023	23.83	.89	.18	1.07	(.83 )	(.82 )	(1.65)	23.25	4.72	198.31		.31	3.89
7/31/2022	25.92	.88	(1.18)	(.30 )	(.81 )	(.98 )	(1.79)	23.83	(1.34)	317.30		.30	3.48
7/31/2021	21.88	.81	4.04	4.85	(.81 )	—	(.81 )	25.92	22.55	406.30		.30	3.38
Class R-6:
1/31/2026[5,6]	26.57	.46	2.35	2.81	(.71 )	(1.59)	(2.30)	27.08	10.95 [7]	27,626	.25 [8]	.25 [8]	3.32 [8]
7/31/2025	25.11	.97	2.13	3.10	(1.08)	(.56 )	(1.64)	26.57	12.81	24,155.26		.26	3.80
7/31/2024	23.26	.93	1.85	2.78	(.93 )	—	(.93 )	25.11	12.36	20,949.27		.27	3.98
7/31/2023	23.84	.90	.19	1.09	(.85 )	(.82 )	(1.67)	23.26	4.77	17,862.26		.26	3.95
7/31/2022	25.93	.89	(1.18)	(.29 )	(.82 )	(.98 )	(1.80)	23.84	(1.29)	16,215.25		.25	3.54
7/31/2021	21.89	.82	4.05	4.87	(.83 )	—	(.83 )	25.93	22.59	16,144.25		.25	3.42
Refer to the end of the table(s) for footnote(s).

80	The Income Fund of America

Financial highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended January 31, 2026[5,6,7,14]	Year ended July 31,
		2025	2024	2023	2022	2021
Excluding mortgage dollar roll transactions	27%	44%	43%	44%	40%	44%
Including mortgage dollar roll transactions	39%	65%	92%	95%	72%	133%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Refer to Note 5 for more information on mortgage dollar rolls.
[13]	Rates do not include the portfolio activity of Capital Group Central Cash Fund.
[14]	Rates exclude in-kind transactions, if any.
Refer to the notes to financial statements.

The Income Fund of America	81

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders

Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
5,060,780,843
Total shares voting on November 25, 2025:
4,436,773,458 (87.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Gina F. Adams	4,166,708,476	93.9%	270,064,982	6.1%
Charles E. Andrews	4,348,810,604	98.0%	87,962,854	2.0%
Joseph J. Bonner	4,351,046,044	98.1%	85,727,414	1.9%
Michael C. Camuñez	4,349,846,910	98.0%	86,926,548	2.0%
Vanessa C. L. Chang	4,342,432,341	97.9%	94,341,117	2.1%
Cecilia V. Estolano	4,347,937,138	98.0%	88,836,320	2.0%
Bradford F. Freer	4,353,363,418	98.1%	83,410,040	1.9%
Yvonne L. Greenstreet	4,350,305,742	98.1%	86,467,716	1.9%
Martin E. Koehler	4,352,926,602	98.1%	83,846,856	1.9%
Sharon I. Meers	4,351,300,088	98.1%	85,473,370	1.9%
Pascal Millaire	4,352,092,045	98.1%	84,681,413	1.9%
William I. Miller	4,351,079,121	98.1%	85,694,337	1.9%
Anne-Marie Peterson	4,353,132,827	98.1%	83,640,631	1.9%
Josette Sheeran	4,346,479,209	98.0%	90,294,249	2.0%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

82	The Income Fund of America

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional term through November 30, 2026. The agreement was amended to add additional advisory fee breakpoints for when the fund’s net assets exceed $144 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses are competitive with, and compared favorably to, those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

The Income Fund of America	83

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

84	The Income Fund of America

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Income Fund of America

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: March 31, 2026

By   /s/ Hong T. Le

Hong T. Le, Treasurer and

Principal Financial Officer

Date: March 31, 2026